As filed with the Securities and Exchange Commission on April 29, 2005
                                               Securities Act File No. 333-00479
                                       Investment Company Act File No. 811-07507

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     ----


        Pre-Effective Amendment No.
                                    --                                      ----
        Post-Effective Amendment No. 22                                       X
                                     --                                     ----
   X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                              ----

        Amendment No.   24                                                    X
                        --                                                  ----

                          Scudder Investments VIT Funds
                      -------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (410) 895-5000

Name and Address of Agent for Service:                 Copies to:
Daniel O. Hirsch                                       Burton M. Leibert, Esq.
Deutsche Asset Management                              Willkie Farr & Gallagher
One South Street                                       787 Seventh Avenue
Baltimore, MD 21202-19406                              New York, NY 10019-6099


It is proposed that this filing will become effective:


---- immediately upon filing pursuant to paragraph (b), or
 X
---- on May 1, 2005 pursuant to paragraph (b)
---- 60 days after filing pursuant to paragraph (a)(1), or ---- on May 1, 2005 pursuant to paragraph (a)(1)
---- 75 days after filing pursuant to paragraph (a)(2)
---- on May 1, 2005 pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------

Scudder Investments VIT Funds




Scudder VIT Equity 500 Index Fund







Prospectus

May 1, 2005



Class A Shares









This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus and plan documents for tax-qualified plans.





The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents

How the Fund Works                              Your Investment in the Fund


3  The Fund's Main Investment Strategy          10 Policies About Transactions

4  The Main Risks of Investing in the Fund      11 Buying and Selling Shares

5  The Fund's Performance History               11 Important Information About
                                                   Buying and Selling Shares
6  How Much Investors Pay
                                                12 How the Fund Calculates Share Price
6  Other Policies
                                                13 Distributions
7  Who Manages and Oversees the Fund
                                                13 Taxes
9  Financial Highlights




How the Fund Works


This fund is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans (the "Contracts"). Your investment in the fund is made in conjunction with one of these Contracts. The fund has its own goal and strategy.

Remember that the fund is not a bank deposit. The fund is not insured or guaranteed by the FDIC or any other government agency. The share prices will go up and down, so be aware that you could lose money.


Please read this prospectus in conjunction with the prospectus for your variable life insurance policy, variable annuity contract or plan documents for tax-qualified plans.

Scudder VIT Equity 500 Index Fund

The Fund's Main Investment Strategy


The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poors 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large US companies. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

The fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to replicating the S&P 500 Index's performance, we cannot offer any assurance of achieving this objective. The fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we are not required to seek their approval to do so.


Index investing versus active management

Active management involves the portfolio management team buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to replicate, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:


o indexing provides simplicity because it is a straightforward market-replicating strategy;

o index funds generally provide diversification by investing in a wide variety of companies and industries;

o an index fund's performance is generally predictable in that the fund's value is expected to move in the same direction, up or down, as the target index;

o index funds tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research. Also, index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and

o  index funds generally realize low capital gains.


Strategy


The fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. Futures contracts and options are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The portfolio management team uses quantitative analysis techniques to structure the fund to obtain a high correlation to the S&P 500 Index, while keeping the fund as fully invested as possible in all market environments. To attempt to replicate the risk and return characteristics of the S&P 500 Index as closely as possible, the fund invests in a statistically selected sample of the securities found in the S&P 500 Index, using a process known as "optimization." This process selects stocks for the fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields), closely replicate those of the securities in the S&P 500 Index. Over the long term, we seek a correlation between the performance of the fund, before expenses, and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.


Principal investments


Under normal circumstances, the fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the S&P 500 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the S&P 500 Index as a whole.

We may exclude or remove any S&P stock from the fund if we believe that the stock is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. At times, the portfolio management team may purchase a stock not included in the S&P 500 Index when it is believed to be a cost-efficient way of approximating the S&P 500 Index's performance, for example, in anticipation of a stock being added to the S&P 500 Index. The fund may hold assets in short-term debt securities or money market instruments for liquidity purposes.

The fund may lend its investment securities up to 30% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Investment process


In an effort to run an efficient and effective strategy, the fund uses the process of "optimization," a statistical sampling technique. First, the fund buys the stocks that make up the larger portions of the S&P 500 Index's value in roughly the same proportion as the S&P 500 Index. Second, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, the portfolio management team tries to replicate the industry and risk characteristics of all of the smaller companies in the S&P 500 Index without buying all of those stocks. This approach attempts to maximize the fund's liquidity and returns while minimizing its costs. Historically, this fund has had a low portfolio turnover rate. Portfolio turnover measures the frequency that the fund sells and replaces the value of its securities within a given period.


Information regarding the index


The fund is not sponsored, endorsed, sold or promoted by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the fund.

S&P has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the fund to be issued or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund, owners of the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.


The Main Risks of Investing in the Fund


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the US market. When large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Tracking Error Risk. There are several reasons that the fund's performance may not exactly replicate the S&P 500 Index:

o Unlike the S&P 500 Index, the fund incurs administrative expenses and transaction costs in trading stocks.

o The composition of the S&P 500 Index and the stocks held by the fund may occasionally diverge.

o The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" S&P 500 Index.

Index Fund Risk. Because the fund invests at least 80% of its assets in the stocks of companies included in the S&P 500 Index, it cannot alter its investment strategy in response to fluctuations in the market segment represented by the Index.

Futures and Options Risk. The fund may invest, to a limited extent, in stock index futures or options, including but not limited to options on securities and options on stock index futures, which are types of derivatives. The fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:


o the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

o the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and


o the risk that the fund cannot sell the derivative because of an illiquid secondary market.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

Securities Lending Risk. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

This fund is designed for investors interested in capital appreciation over the long term; exposure to the US equity markets as represented by larger companies; and investment returns that track the performance of the S&P 500 Index.

There is, of course, no guarantee that the fund will realize its goal.


The Fund's Performance History


The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the fund by showing changes in the fund's performance year to year. The bar chart shows the fund's actual return for each full calendar year since the fund began selling Class A shares on October 1, 1997. The table compares the fund's Class A shares average annual return with the S&P 500 Index over one year, five years and since the inception of Class A Shares. The S&P 500 Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stock -- costs that are reflected in the fund's performance results. These figures also do not include the effect of Contract charges, which would lower the return shown. Past performance offers no indication of how the fund will perform in the future.


Scudder VIT Equity 500 Index Fund -- Class A

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:



1998       28.71
1999       20.39
2000       -9.24
2001      -12.18
2002      -22.31
2003       28.16
2004       10.59



For the periods included in the bar chart:


Best Quarter: 21.22%, Q4 1998           Worst Quarter: -17.24%, Q3 2002

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2004
--------------------------------------------------------------------------------
                                                               Since Inception
                           1 Year         5 Years            (October 1, 1997)^1
--------------------------------------------------------------------------------
Fund -- Class A Shares      10.59          -2.58                   4.60
--------------------------------------------------------------------------------
S&P 500 Index               10.88          -2.30                   5.01
--------------------------------------------------------------------------------

^1   The performance of the S&P 500 Index is calculated from September 30, 1997.

Total returns would have been lower if operating expenses had not been reduced.


How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold fund shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the fund or any variable life insurance policy, variable annuity contract or tax-qualified plan for which the fund is an investment option. These charges and fees will increase expenses.


Scudder VIT Equity 500 Index Fund

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                             0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                    None
--------------------------------------------------------------------------------

Other Expenses                                              0.09
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses^1                      0.29
--------------------------------------------------------------------------------

^1 The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit expenses to 0.30% of the average daily net assets of the fund for the one-year period commencing May 1, 2005.

Based on the costs above, this example helps you compare the expenses of fund shares to those of other mutual funds. This example assumes the expenses above remain the same.


It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example         1 Year          3 Years             5 Years           10 Years
--------------------------------------------------------------------------------

Class A shares   $30              $93                 $163              $368
--------------------------------------------------------------------------------



Other Policies


While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval. In addition, the fund's Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's 80% investment policy, as described herein.

o The fund may trade securities more actively. This could raise transaction costs (thus lowering returns).

o The fund's Board of Trustees has the ability to terminate the fund at any time without shareholder approval.

o The fund's fundamental investment restrictions set forth in the Statement of Additional Information cannot be changed without a vote of the shareholders. The investment objective and all other investment policies of the fund are not fundamental and may be changed without shareholder approval.

For more information


This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

The fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.

Keep in mind that there is no assurance that any mutual fund will achieve its goal.



Who Manages and Oversees the Fund


Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. ("DeAM, Inc." or "Advisor"), Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.


DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.



The investment advisor


DeAM, Inc., with offices at 280 Park Avenue, New York, NY 10017, acts as investment advisor for this fund. As investment advisor, DeAM, Inc., under the supervision of the Board of Trustees, supervises and manages all of the fund's operations, including overseeing the activities of the subadvisor. DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients.

The Advisor receives a management fee from the fund. The actual rate paid by the fund net of waivers for the most recent fiscal year, as a percentage of the fund's average daily net assets was .20%.


The subadvisor

Northern Trust Investments, N.A. ("NTI"), 50 South LaSalle Street, Chicago, IL 60675, acts as investment subadvisor for the fund. As the fund's investment subadvisor, NTI makes the fund's investment decisions. It buys and sells securities for the fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. pays a fee to NTI for acting as subadvisor to the fund.

NTI is an investment advisor registered under the Investment Advisers Act of 1940. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI has managed accounts, including registered investment companies, designed to mirror the performance of the same index as that which the fund seeks to replicate. As of December 31, 2004, NTI had approximately $274 billion of assets under management.


NTI is a subsidiary of The Northern Trust Company, an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company.

The portfolio manager

James B. Francis is primarily responsible for the day-to-day management of the fund. Mr. Francis is a Senior Vice President of NTI where he is responsible for the management of various equity and equity index portfolios. Mr. Francis joined NTI in February 2005. He was a Senior Portfolio Manager with State Street Global Advisors where he managed various equity portfolios from 1988 to 2005.

The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure and information regarding other accounts he manages.


Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Financial Highlights


The table below is designed to help you understand the fund's financial performance in recent years. The figures in the first part of the table are for a single Class A share of the fund. The total return figures represent the percentage that an investor would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).


Scudder VIT Equity 500 Index Fund -- Class A Shares


--------------------------------------------------------------------------------
 Years Ended December 31,         2004      2003      2002      2001      2000
--------------------------------------------------------------------------------

Per Share Operating Performance:
--------------------------------------------------------------------------------
Net asset value, beginning of   $11.64    $ 9.20    $11.98    $13.77    $15.18
year
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^1         0.21      0.15      0.14      0.09      0.13
--------------------------------------------------------------------------------
  Net realized and unrealized     1.01      2.41     -2.81     -1.77     -1.53
  gain (loss) on investments
  and futures contracts
--------------------------------------------------------------------------------
  Total from investment           1.22      2.56     -2.67     -1.68     -1.40
  operations
--------------------------------------------------------------------------------
Distributions to Shareholders
--------------------------------------------------------------------------------
  Net investment income          -0.13     -0.12     -0.11     -0.10        --
--------------------------------------------------------------------------------
  Net realized gain on              --        --        --     -0.01     -0.01
  investment and futures
  contracts
--------------------------------------------------------------------------------
  Total distributions            -0.13     -0.12     -0.11     -0.11     -0.01
--------------------------------------------------------------------------------
Net asset value, end of year   $ 12.73   $ 11.64   $  9.20   $ 11.98   $ 13.77
--------------------------------------------------------------------------------
Total Investment Return (%)^2    10.59     28.16^3  -22.31^3  -12.18^3   -9.24^3
--------------------------------------------------------------------------------

Supplemental Data and Ratios
--------------------------------------------------------------------------------
Net assets, end of year (000s $790,304  $626,970  $394,964  $465,836  $427,855 omitted)
--------------------------------------------------------------------------------
Ratios to average net assets:     1.76      1.50      1.33      1.06      1.00
  Net investment income (%)
--------------------------------------------------------------------------------
  Expenses after waivers,         0.29      0.30      0.30      0.30      0.30
  reimbursements and/or
  recoupments (%)
--------------------------------------------------------------------------------
  Expenses before waivers,        0.28      0.30      0.32      0.31      0.34
  reimbursements and/or
  recoupments (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          1         1        10         2^4       3
--------------------------------------------------------------------------------

^1    Calculated based on average shares.

^2 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

^3 If fees for the advisor and administrator were not waived, the total return would have been lower.

^4    Portfolio turnover excludes the impact of redemption in kind.

--------------------------------------------------------------------------------

Your Investment in the Fund


The information in this section may affect anyone who selects this fund as an investment option in a variable annuity contract, variable life insurance policy, or tax-qualified plan that offers the fund. These Contracts are described in separate prospectuses issued by participating insurance companies or plan documents for tax-qualified plans. The fund assumes no responsibility for such prospectuses or plan documents.



Policies About Transactions


The information in this prospectus applies to Class A shares of the fund.

Technically, the shareholders of the fund are the participating insurance companies (the "insurance companies") that offer the fund as a choice for holders of policies issued or sponsored by the insurance companies and tax-qualified plans. The insurance companies effectively pass through the ownership of fund shares to their Contract owners and some may pass through voting rights as well. The fund does not sell shares directly to the public. The fund sells its shares only to separate accounts of insurance companies and may also sell to certain tax-qualified plans. As a Contract owner, your premium payments or plan assets are allocated to the fund by the insurance companies in accordance with your Contract. Please see the Contract prospectus or plan document that accompanies this prospectus for a detailed explanation of your Contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies and tax-qualified plans. For example, Retail Funds, unlike the fund, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the fund, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the fund and have different expense ratios than the fund. As a result, the performance of the fund and a Retail Fund will differ.

Should any conflict between Contract owners arise that would require that a substantial amount of net assets be withdrawn from the fund, orderly portfolio management could be disrupted to the potential detriment of Contract owners in such fund.

The fund has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: When an insurance company opens an account, the fund will ask for its name, address and other information that will allow the fund to identify the company. This information will be verified to ensure the identity of all persons opening an account.

For certain insurance companies, the fund might request additional information (for instance, the fund would ask for documents such as the insurance company's articles of incorporation) to help the fund to verify the insurance company's identity.

The fund will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The fund may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The Advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing fund shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced their recommendation of the fund.

Buying and Selling Shares


The Fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The fund continuously sells shares to each insurance company, without a sales charge, at the next net asset value per share determined after a proper purchase order is placed with the insurance company. The insurance company offers Contract owners units in its separate accounts which directly correspond to shares in the fund. Each insurance company submits purchase and redemption orders to the fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for Contract owners, as set forth in the accompanying prospectus for the Contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their Contract prospectuses or plan documents for tax-qualified plans for redemption procedures and fees.


Important Information About Buying and Selling Shares


o After receiving a Contract owner's order, the insurance company buys or sells shares at the next price calculated on any day the fund is open for business.

o Unless otherwise instructed, the fund normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The fund does not issue share certificates.

o The fund reserves the right to reject purchases of shares including exchanges for any reason.

o The fund reserves the right to withdraw or suspend the offering of shares at any time.

o The fund reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its securities or pricing its shares.

o The fund may refuse, cancel or rescind any purchase; freeze any account (meaning the insurance company will not be able to purchase shares in your account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the fund, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law.

o The fund may close and liquidate an account if the fund is unable to verify provided information, or for other reasons; if the fund decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the fund shares and the insurance company may incur tax liability.

o A Contract owner's purchase order may not be accepted if the sale of fund shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the fund's shareholders.

o Currently, the fund does not foresee any disadvantages to Contract owners arising from the fact that the interests of the holders of Contracts may differ. Nevertheless, the Board of Trustees of the fund intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

Market Timing Policies and Procedures. Short-term and excessive trading of fund shares may present risks to the fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of the fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for funds investing in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the fund (e.g., "time zone arbitrage").

The fund discourages short-term and excessive trading. The fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by the Board.

The fund's policies include:

o the fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the fund; and

o the fund has adopted certain fair valuation practices reasonably designed to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the fund. (See "How the Fund Calculates Share Price" in the fund's prospectus.)

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the fund is detected in a particular separate account, the Advisor will take steps to stop this activity by contacting the insurance company that maintains the accounts for the underlying contract holders and seeking to have the insurance company enforce the separate account's policies on short-term or excessive trading, if any. In addition, the Advisor and the funds reserve the right to terminate a separate account's ability to invest in the funds if apparent short-term or excessive trading activity persists. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Advisor seeks to make such determinations in a manner consistent with the interests of the fund's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. Depending on the amount of fund shares held in a particular separate account (which may represent most of the fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in the fund. It is important to note that the Advisor and the fund do not have access to underlying shareholders' trading activity and that investors will be subject to the policies and procedures of their insurance company with respect to short-term and excessive trading in the fund.

The fund's policies and procedures may be modified or terminated at any time.


How to receive account information

If you are a Contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.


Please see the Contract prospectus or plan documents for tax-qualified plans that accompanies this prospectus for the customer service phone number.


How to buy and sell shares


Each insurance company and tax-qualified plan has different provisions about how and when their Contract owners or plan participants may buy and sell fund shares. Each insurance company and tax-qualified plan is responsible for communicating contract owner's instructions to the fund. Contract owners should contact their insurance company or plan administrator to effect transactions in the fund.


How the Fund Calculates Share Price


To calculate net asset value per share or NAV, the fund uses the following equation:


                   TOTAL ASSETS - TOTAL LIABILITIES
                --------------------------------------    = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING



The price at which you sell shares for the fund is also the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be the fund's use of fair value pricing. This is intended to reduce the fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares through the Contract. This is because some foreign markets are open on days and at times when the fund doesn't price its shares.



Distributions


The fund intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The fund may make additional distributions if necessary.

All distributions will be reinvested in shares of the fund unless we are informed that they should be paid out in cash. The insurance companies and plans will be informed about the amount and character of distributions from the fund for federal income tax purposes.



Taxes


The fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.


Generally, Contract owners are not taxed currently on income or gains realized with respect to such Contracts. However, some distributions from such Contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for Contract owners, such holders should consult the prospectus used in connection with the issuance of their particular Contracts or policies.


In order for investors to receive the favorable tax treatment available to holders of Contracts, the separate accounts underlying such contracts, as well as the fund in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund or separate account does not meet such requirements, income allocable to the Contracts associated with the separate account will be taxable currently to the holders of such Contracts and income from prior periods with respect to such Contracts also could be taxable.

Fund investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.


The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and Contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

                                   This page
                                 intentionally
                                   left blank.

                                   This page
                                 intentionally
                                   left blank.

--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the fund's performance. They also have detailed performance figures, a list of everything the fund owns and the fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call the customer service center at the telephone number shown in the accompanying contract prospectus. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090. The fund's SAI and shareholder reports are also available through the Scudder Web site, www.scudder.com.


Scudder Distributors, Inc.                           SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                            Public Reference Section
Chicago, IL 60606-5808                               Washington, D.C. 20549-0102

(800) 778-1482                                       www.sec.gov
                                                     (202) 942-8090


                                                     SEC File #
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund -- Class A shares  811-07507


Scudder Investments VIT Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Investments VIT Funds


Scudder VIT Equity 500 Index Fund




Prospectus

May 1, 2005



Class B Shares







This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus and plan documents for tax-qualified plans.




The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


How the Fund Works                                       Your Investment in the Fund

   3  The Fund's Main Investment Strategy                10  Policies About Transactions

   4  The Main Risks of Investing in the Fund            11  Buying and Selling Shares


   5  The Fund's Performance History                     11  Important Information About Buying
                                                             and Selling Shares
   6  How Much Investors Pay
                                                         12  How the Fund Calculates Share Price
   6  Other Policies
                                                         13  Distributions
   7  Who Manages and Oversees the Fund
                                                         13  Taxes
   9  Financial Highlights
                                                         13  Distribution Plan






How the Fund Works


This fund is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans (the "Contracts"). Your investment in the fund is made in conjunction with one of these Contracts. The fund has its own goal and strategy.

Remember that the fund is not a bank deposit. The fund is not insured or guaranteed by the FDIC or any other government agency. The share prices will go up and down, so be aware that you could lose money.


Please read this prospectus in conjunction with the prospectus for your variable life insurance policy, variable annuity contract or plan documents for tax-qualified plans.

Scudder VIT Equity 500 Index Fund

The Fund's Main Investment Strategy


The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poors 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large US companies. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

The fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to replicating the S&P 500 Index's performance, we cannot offer any assurance of achieving this objective. The fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we are not required to seek their approval to do so.


Index investing versus active management

Active management involves the portfolio management team buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to replicate, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

o indexing provides simplicity because it is a straightforward market-replicating strategy;

o index funds generally provide diversification by investing in a wide variety of companies and industries;


o an index fund's performance is generally predictable in that the fund's value is expected to move in the same direction, up or down, as the target index;


o index funds tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research. Also, index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and

o  index funds generally realize low capital gains.

Strategy


The fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. Futures contracts and options are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The portfolio management team uses quantitative analysis techniques to structure the fund to obtain a high correlation to the S&P 500 Index, while keeping the fund as fully invested as possible in all market environments. To attempt to replicate the risk and return characteristics of the S&P 500 Index as closely as possible, the fund invests in a statistically selected sample of the securities found in the S&P 500 Index, using a process known as "optimization." This process selects stocks for the fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields), closely replicate those of the securities in the S&P 500 Index. Over the long term, we seek a correlation between the performance of the fund, before expenses, and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.


Principal investments


Under normal circumstances, the fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the S&P 500 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index.

The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the S&P 500 Index as a whole. We may exclude or remove any S&P stock from the fund if we believe that the stock is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. At times, the portfolio management team may purchase a stock not included in the S&P 500 Index when it is believed to be a cost-efficient way of approximating the S&P 500 Index's performance, for example, in anticipation of a stock being added to the S&P 500 Index. The fund may hold assets in short-term debt securities or money market instruments for liquidity purposes.

The fund may lend its investment securities up to 30% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Investment process

In an effort to run an efficient and effective strategy, the fund uses the process of "optimization," a statistical sampling technique. First, the fund buys the stocks that make up the larger portions of the S&P 500 Index's value in roughly the same proportion as the S&P 500 Index. Second, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, the portfolio management team tries to replicate the industry and risk characteristics of all of the smaller companies in the S&P 500 Index without buying all of those stocks. This approach attempts to maximize the fund's liquidity and returns while minimizing its costs. Historically, this fund has had a low portfolio turnover rate. Portfolio turnover measures the frequency that the fund sells and replaces the value of its securities within a given period.

Information regarding the index

The fund is not sponsored, endorsed, sold or promoted by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the fund.

S&P has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the fund to be issued or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund, owners of the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.


The Main Risks of Investing in the Fund


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the US market. When large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Tracking Error Risk. There are several reasons that the fund's performance may not exactly replicate the S&P 500 Index exactly:

o Unlike the S&P 500 Index, the fund incurs administrative expenses and transaction costs in trading stocks.

o The composition of the S&P 500 Index and the stocks held by the fund may occasionally diverge.

o The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" S&P 500 Index.

Index Fund Risk. Because the fund invests at least 80% of its assets in the stocks of companies included in the S&P 500 Index, it cannot alter its investment strategy in response to fluctuations in the market segment represented by the Index.

Futures and Options Risk. The fund may invest, to a limited extent, in stock index futures or options, including but not limited to options on securities and options on stock index futures, which are types of derivatives. The fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:


o the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

o the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and


o the risk that the fund cannot sell the derivative because of an illiquid secondary market.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

Securities Lending Risk. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

This fund is designed for investors interested in capital appreciation over the long term; exposure to the US equity markets as represented by larger companies; and investment returns that track the performance of the S&P 500 Index.

There is, of course, no guarantee that the fund will realize its goal.


The Fund's Performance History


The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the fund by showing changes in the fund's performance year to year. The bar chart shows the fund's actual return for each full calendar year since the fund began selling Class B shares on April 30, 2002. The table compares the fund's Class B shares average annual return with the S&P 500 Index over one year and since the inception of Class B Shares. The S&P 500 Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stock -- costs that are reflected in the fund's performance results. These figures also do not include the effect of Contract charges, which would lower the return shown. Past performance offers no indication of how the fund will perform the future.


Scudder Equity 500 Index Fund -- Class B

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


                                                           27.83       10.32

--------------------------------------------------------------------------------
                                                            2003       2004
--------------------------------------------------------------------------------


For the periods included in the bar chart:


Best Quarter: 15.10%, Q2 2003           Worst Quarter: -3.26%, Q1 2003

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2004
--------------------------------------------------------------------------------
                                                              Since Inception
                                              1 Year         (April 30, 2002)^1
--------------------------------------------------------------------------------

Fund -- Class B Shares                         10.32               5.80
--------------------------------------------------------------------------------
S&P 500 Index                                  10.88               6.40
--------------------------------------------------------------------------------


^1 The performance of the S&P 500 Index is calculated from April 30, 2002.


Total returns would have been lower if operating expenses had not been reduced.


How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold fund shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the fund or any variable life insurance policy, variable annuity contract or tax-qualified plan for which the fund is an investment option. These charges and fees will increase expenses.


Scudder VIT Equity 500 Index Fund

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                             0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                    0.25
--------------------------------------------------------------------------------

Other Expenses                                              0.09
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses^1                      0.54
--------------------------------------------------------------------------------

^1 The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit expenses to 0.55% of the average daily net assets of the fund for the one-year period commencing on May 1, 2005.

Based on the costs above, this example helps you compare the expenses of fund shares to those of other mutual funds. This example assumes the expenses above remain the same.

It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example               1 Year      3 Years          5 Years          10 Years
--------------------------------------------------------------------------------

Class B shares         $55         $173              $302            $677
--------------------------------------------------------------------------------



Other Policies

While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:


o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval. In addition, the fund's Board will provide shareholders with at least 60 days notice prior to making any changes to the fund's 80% investment policy, as described herein.

o The fund may trade securities more actively. This could raise transaction costs (thus lowering returns).

o The fund's Board of Trustees has the ability to terminate the fund at any time without shareholder approval.

o The fund's fundamental investment restrictions set forth in the Statement of Additional Information cannot be changed without a vote of the shareholders. The investment objective and all other investment policies of the fund are not fundamental and may be changed without shareholder approval.

For more information


This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

The fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.

Keep in mind that there is no assurance that any mutual fund will achieve its goal.


Who Manages and Oversees the Fund


Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. ("DeAM, Inc." or "Advisor"), Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The investment advisor


DeAM, Inc., with offices at 280 Park Avenue, New York, NY 10017, acts as investment advisor for this fund. As investment advisor, DeAM, Inc., under the supervision of the Board of Trustees, supervises and manages all of the fund's operations, including overseeing the activities of the subadvisor. DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients.

The Advisor receives a management fee from the fund. The actual rate paid by the fund net of waivers for the most recent fiscal year, as a percentage of the fund's average daily net assets was .20%.

The subadvisor

Northern Trust Investments, N.A. ("NTI"), with headquarters at 50 South LaSalle Street, Chicago, IL 60675, acts as investment subadvisor for the fund. As the fund's investment subadvisor, NTI makes the fund's investment decisions. It buys and sells securities for the fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. pays a fee to NTI for acting as subadvisor to the fund.

NTI is an investment advisor registered under the Investment Advisers Act of 1940. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI has managed accounts, including registered investment companies, designed to mirror the performance of the same index as that which the fund seeks to replicate. As of December 31, 2004, NTI had approximately $274 billion of assets under management.


NTI is a subsidiary of The Northern Trust Company, an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company.

The portfolio manager

James B. Francis is primarily responsible for the day-to-day management of the fund. Mr. Francis is a Senior Vice President of NTI where he is responsible for the management of various equity and equity index portfolios. Mr. Francis joined NTI in February 2005. He was a Senior Portfolio Manager with State Street Global Advisors where he managed various equity portfolios from 1988 to 2005.

The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Financial Highlights


The table below is designed to help you understand the fund's financial performance in recent years. The figures in the first part of the table are for a single Class B share of the fund. The total return figures represent the percentage that an investor would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on back cover).


Scudder VIT Equity 500 Index Fund -- Class B Shares


----------------------------------------------------------------------------------------------------------
                                                                         For the Period April 30, 2002^1
 Years Ended December 31,                         2004      2003           through December 31, 2002
----------------------------------------------------------------------------------------------------------

Per Share Operating Performance:
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $11.63    $ 9.20                 $ 11.27
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:         0.20      0.14                   0.09
  Net investment income^2
----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on      0.99      2.40                  -2.07
  investments and futures contracts
----------------------------------------------------------------------------------------------------------
  Total from investment operations                1.19      2.54                  -1.98
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
----------------------------------------------------------------------------------------------------------
  Net investment income                          -0.10     -0.11                  -0.09
----------------------------------------------------------------------------------------------------------
  Total distributions                            -0.10     -0.11                   -0.09
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 12.72   $ 11.63                $  9.20
----------------------------------------------------------------------------------------------------------
Total Investment Return (%)^3                    10.32     27.83                 -17.56
----------------------------------------------------------------------------------------------------------

Supplemental Data and Ratios
----------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)       $53,336   $17,320                $ 2,829
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:                     1.71      1.29                   1.45^4
  Net investment income (%)
----------------------------------------------------------------------------------------------------------
  Expenses after waivers, reimbursements          0.54      0.55                   0.55^4
  and/or recoupments (%)
----------------------------------------------------------------------------------------------------------
  Expenses before waivers, reimbursements         0.53      0.55                   0.55^4
  and/or recoupments (%)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate  (%)                         1         1                     10
----------------------------------------------------------------------------------------------------------

^1   Commencement of operations.

^2   Calculated based on average shares.

^3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

^4   Annualized.

--------------------------------------------------------------------------------

Your Investment in the Fund



The information in this section may affect anyone who selects this fund as an investment option in a variable annuity contract, variable life insurance policy, or tax-qualified plan that offers the fund. These Contracts are described in separate prospectuses issued by participating insurance companies or plan documents for tax-qualified plans. The fund assumes no responsibility for such prospectuses or plan documents.


Policies About Transactions


The information in this prospectus applies to Class B shares of the fund. Class B shares are offered at net asset value and are subject to a 12b-1 fee.

Technically, the shareholders of the fund are the participating insurance companies (the "insurance companies") that offer the fund as a choice for holders of certain variable annuity contracts and variable life insurance policies issued or sponsored by the insurance companies and tax-qualified plans. The insurance companies effectively pass through the ownership of fund shares to their Contract owners and some may pass through voting rights as well. The fund does not sell shares directly to the public. The fund sells its shares only to separate accounts of insurance companies and may also sell to certain tax-qualified plans. As a Contract owner, your premium payments or plan assets are allocated to the fund by the insurance companies in accordance with your Contract. Please see the Contract prospectus or plan document that accompanies this prospectus for a detailed explanation of your Contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies and tax-qualified plans. For example, Retail Funds, unlike the fund, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the fund, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the fund and have different expense ratios than the fund. As a result, the performance of the fund and a Retail Fund will differ.

Should any conflict between Contract owners arise that would require that a substantial amount of net assets be withdrawn from the fund, orderly portfolio management could be disrupted to the potential detriment of Contract owners policy holders in such fund.

The fund has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: When an insurance company opens an account, the fund will ask for its name, address and other information that will allow the fund to identify the company. This information will be verified to ensure the identity of all persons opening an account.

For certain insurance companies, the fund might request additional information (for instance, the fund would ask for documents such as the insurance company's articles of incorporation) to help the fund to verify the insurance company's identity.

The fund will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The fund may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The Advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing fund shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced their recommendation of the fund.

Buying and Selling Shares


The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The fund continuously sells shares to each insurance company, without a sales charge, at the next net asset value per share determined after a proper purchase order is placed with the insurance company. The insurance company offers Contract owners units in its separate accounts which directly correspond to shares in the fund. Each insurance company submits purchase and redemption orders to the fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for Contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their Contract prospectuses or plan documents for tax-qualified plans for redemption procedures and fees.


Important Information About Buying and Selling Shares


o After receiving a Contract owner's order, the insurance company buys or sells shares at the next price calculated on any day the fund is open for business.

o Unless otherwise instructed, the fund normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The fund does not issue share certificates.

o The fund reserves the right to reject purchases of shares including exchanges for any reason.

o The fund reserves the right to withdraw or suspend the offering of shares at any time.

o The fund reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its securities or pricing its shares.

o The fund may refuse, cancel or rescind any purchase; freeze any account (meaning the insurance company will not be able to purchase shares in your account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the fund, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law.

o The fund may close and liquidate an account if the fund is unable to verify provided information, or for other reasons; if the fund decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the fund shares and the insurance company may incur tax liability.

o A Contract owner's purchase order may not be accepted if the sale of fund shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the fund's shareholders.

o Currently, the fund does not foresee any disadvantages to Contract owners from the fact that the interests of the holders of Contracts may differ. Nevertheless, the Board of Trustees of the fund intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

Market Timing Policies and Procedures. Short-term and excessive trading of fund shares may present risks to the fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of the fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for funds investing in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the fund (e.g., "time zone arbitrage").

The fund discourages short-term and excessive trading. The fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by the Board.

The fund's policies include:

o the fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the fund; and

o the fund has adopted certain fair valuation practices reasonably designed to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the fund. (See "How the Fund Calculates Share Price" in the fund's prospectus.)

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the fund is detected in a particular separate account, the Advisor will take steps to stop this activity by contacting the insurance company that maintains the accounts for the underlying contract holders and seeking to have the insurance company enforce the separate account's policies on short-term or excessive trading, if any. In addition, the Advisor and the funds reserve the right to terminate a separate account's ability to invest in the funds if apparent short-term or excessive trading activity persists. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Advisor seeks to make such determinations in a manner consistent with the interests of the fund's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. Depending on the amount of fund shares held in a particular separate account (which may represent most of the fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in the fund. It is important to note that the Advisor and the fund do not have access to underlying shareholders' trading activity and that investors will be subject to the policies and procedures of their insurance company with respect to short-term and excessive trading in the fund.

The fund's policies and procedures may be modified or terminated at any time.


How to receive account information

If you are a Contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.


Please see the Contract prospectus or plan documents for tax-qualified plans that accompanies this prospectus for the customer service phone number.


How to buy and sell shares


Each insurance company and tax-qualified plan has different provisions about how and when their Contract owners or plan participants may buy and sell fund shares. Each insurance company and tax-qualified plan is responsible for communicating Contract owner's instructions to the fund. Contract owners should contact their insurance company or plan administrator to effect transactions in the fund.


How the Fund Calculates Share Price


To calculate net asset value per share or NAV, the fund uses the following equation:


                   TOTAL ASSETS - TOTAL LIABILITIES
                ---------------------------------------  = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares for the fund is also the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be the fund's use of fair value pricing. This is intended to reduce the fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that an underlying fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares through the Contract. This is because some foreign markets are open on days and at times when the fund doesn't price their shares.


Distributions


The fund intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The fund may make additional distributions if necessary.

All distributions will be reinvested in shares of the fund unless we are informed that they should be paid out in cash. The insurance companies and plans will be informed about the amount and character of distributions from the fund for federal income tax purposes.


Taxes


The fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.


Generally, Contract owners are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for Contract owners, such holders should consult the prospectus used in connection with the issuance of their particular Contracts or policies.


In order for investors to receive the favorable tax treatment available to holders of Contracts, the separate accounts underlying such contracts, as well as the fund in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund or separate account does not meet such requirements, income allocable to the Contracts associated with the separate account will be taxable currently to the holders of such Contracts and income from prior periods with respect to such Contracts also could be taxable.


Fund investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and Contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Distribution Plan


The fund has adopted a Distribution (12b-1) Plan that allows it to pay distribution and service fees for the sale and distribution of Class B shares and for services provided to shareholders. The plan permits the fund to pay the fund's distributor an annual fee, not to exceed 0.25% of the average daily net assets of the fund's Class B shares. The distributor may use this fee as well as other assets of the distributor to compensate sponsoring insurance companies for selling Class B shares. Payments may also be made to financial institutions, industry professionals and broker-dealers for providing distribution assistance and other shareholder services relating to the sale of the fund's Class B shares. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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                                 intentionally
                                  left blank.

                                   This page
                                 intentionally
                                  left blank.

--------------------------------------------------------------------------------

To Get More Information



Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the fund's performance. They also have detailed performance figures, a list of everything the fund owns and the fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call the customer service center at the telephone number shown in the accompanying contract prospectus. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090. The fund's SAI and shareholder reports are also available through the Scudder Web site, www.scudder.com.

Scudder Distributors, Inc.                           SEC
--------------------------------------------------------------------------------

222 South Riverside Plaza                            Public Reference Section
Chicago, IL 60606-5808                               Washington, D.C. 20549-0102

(800) 778-1482                                       www.sec.gov
                                                     (202) 942-8090






                                                     SEC File #
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund -- Class B shares  811-07507

Scudder Investments VIT Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Investments VIT Funds



Scudder VIT EAFE(R) Equity Index Fund






Prospectus

May 1, 2005



Class A Shares








This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus and plan documents for tax-qualified plans.




The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.
Table of Contents

How the Fund Works                              Your Investment in the Fund


3 Changes to the Fund                           11 Policies About Transactions

3  The Fund's Main Investment Strategy          12 Buying and Selling Shares

5  The Main Risks of Investing in the Fund      12 Important Information About
                                                   Buying and Selling Shares
6  The Fund's Performance History
                                                13 How the Fund Calculates Share Price
7  How Much Investors Pay
                                                14 Distributions
8  Other Policies
                                                14 Taxes
8  Who Manages and Oversees the Fund

10 Financial Highlights


How the Fund Works


This fund is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans (the "Contracts"). Your investment in the fund is made in conjunction with one of these Contracts. The fund has its own goal and strategy.

Remember that the fund is not a bank deposit. The fund is not insured or guaranteed by the FDIC or any other government agency. The share prices will go up and down, so be aware that you could lose money.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy, variable annuity contract or plan documents for tax-qualified plans.

Scudder VIT EAFE(R) Equity Index Fund


Changes to the Fund

Upon the recommendation of the advisor, the Board of Scudder VIT EAFE(R) Equity Index Fund (the "fund") has approved the termination and liquidation of the fund effective on or about July 25, 2005 (the "Liquidation Date"). Accordingly, the fund will redeem involuntarily the shares of any shareholder (i.e., the participating insurance companies that offer the fund) outstanding on the Liquidation Date. Shareholders whose shares are redeemed involuntarily by the fund on the Liquidation Date will receive the net asset value per share for all shares they own on the Liquidation Date.

In conjunction with approving the termination and liquidation of the fund, the Board of the fund further approved closing the fund to new investments effective as of the close of business on December 15, 2004. Existing insurance company investors that currently offer the fund as an investment option may continue to offer it to their participants until the Liquidation Date.


The Fund's Main Investment Strategy


The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International ("MSCI") EAFE(R) Index ("EAFE(R) Index"), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East. The EAFE(R) Index of major markets in Europe, Australasia and the Far East is a widely accepted benchmark of international stock performance. It tracks equity securities in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Stocks in the EAFE(R) Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

The fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to replicating the EAFE(R) Index's performance, we cannot offer any assurance of achieving this objective. The fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we are not required to seek their approval to do so.


Index investing versus active management

Active management involves the portfolio management team buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to replicate, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:


o indexing provides simplicity because it is a straightforward market-replicating strategy;


o index funds generally provide diversification by investing in a wide variety of companies and industries;


o an index fund's performance is generally predictable in that the fund's value is expected to move in the same direction, up or down, as the target index;


o index funds tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research. Also, index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and


o  index funds generally realize low capital gains.


Strategy


The fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. Futures contracts and options are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The portfolio management team uses quantitative analysis techniques to structure the fund to obtain a high correlation to the EAFE(R) Index while keeping the fund as fully invested as possible in all market environments. To attempt to replicate the country, industry and risk characteristics of the EAFE(R) Index as closely as possible, the fund invests in a statistically selected sample of the securities found in the EAFE(R) Index, using a process known as

"optimization." This process selects stocks for the fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to asset ratios and dividend yields) closely replicate those of the securities in the EAFE(R) Index. Over the long term, we seek a correlation between the performance of the fund, before expenses, and the EAFE(R) Index of 95% or better. A figure of 100% would indicate perfect correlation.


Principal investments


Under normal circumstances, the fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the EAFE(R) Index and in derivative instruments, such as futures contracts, options and forward currency contracts that provide exposure to the stocks of companies in the EAFE(R) Index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the EAFE(R) Index as a whole. We may remove or exclude any EAFE(R) Index stock from the fund if we believe that the stock is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. At times, the portfolio management team may purchase a stock not included in the EAFE(R) Index when it is believed to be a cost-efficient way of approximating the EAFE(R) Index's performance, for example, in anticipation of a stock being added to the EAFE(R) Index. The fund may also hold short-term debt securities or money market instruments for liquidity purposes.

Forward currency contracts involve the purchase or sale of a foreign currency at an exchange rate established currently, but with payment and delivery at a specified future time. Forward currency contracts may be used in an attempt to hedge against losses. There is no guarantee that these currency management activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

The fund may lend its investment securities up to 30% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.


Investment process


In an effort to run an efficient and effective strategy, the fund uses the process of "optimization," a statistical sampling technique. First, the fund buys the stocks that make up the larger portions of the EAFE(R) Index's value in roughly the same proportion as the EAFE(R) Index. Second, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, the portfolio management team tries to replicate the industry and risk characteristics of all of the smaller companies in the EAFE(R) Index without buying all of those stocks. This approach attempts to maximize the fund's liquidity and returns while minimizing its costs. Historically, this fund has had a low portfolio turnover rate. Portfolio turnover measures the frequency that the fund sells and replaces the value of its securities within a given period. High turnover can increase a fund's transaction costs, thereby lowering its returns.


Information regarding the index


This fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally, or in the fund particularly, or the ability of the EAFE(R) Index to track general stock market performance.

Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE(R) Index, which is determined, composed and calculated by Morgan Stanley without regard to the issuer of the fund, or to the fund itself. Morgan Stanley has no obligation to take the needs of the issuer of the fund or the owners of the fund into consideration in determining, composing or calculating the EAFE(R) Index.

Inclusion of a security in the EAFE(R) Index in no way implies an opinion by Morgan Stanley as to its attractiveness as an investment. Morgan Stanley is not responsible for and has not participated in the determination of the timing, prices or quantities of the fund to be issued, or in the determination or calculation of the equation by which the fund is redeemable for cash. Morgan Stanley has no obligation or liability to owners of the fund in connection with the administration, marketing or trading of the fund. The fund is neither sponsored by nor affiliated with Morgan Stanley.


Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the indexes from sources that Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the indexes or any data included therein.

Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the products, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein.

Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.


The Main Risks of Investing in the Fund


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, foreign stock markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Foreign Investment Risk. Foreign markets often exhibit more volatility than those in the US. Investing in foreign securities involves greater risk than investing in US securities for various reasons, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

o Information Risk. Financial reporting standards for companies based in foreign markets are often less stringent than those applicable to US companies and may present an incomplete or misleading picture of a foreign company.

o Liquidity Risk. Securities that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active securities. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the entire local market. On the whole, foreign markets are smaller and less liquid than the US market. This can make buying and selling certain securities more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell a security in an orderly fashion at a price that approaches the managers' estimate of its value.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. The fund invests in foreign securities denominated in foreign currencies. To the extent that the fund is exposed to non-dollar currencies, if these currencies decline in value relative to the dollar, it may reduce gains or increase losses.

Tracking Error Risk. There are several reasons that the fund's performance may not replicate the EAFE(R) Index exactly:

o Unlike the EAFE(R) Index, the fund incurs administrative expenses and transaction costs in trading stocks.

o The composition of the EAFE(R) Index and the stocks held by the fund may occasionally diverge.

o The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" EAFE(R) Index.

Index Fund Risk. Because the fund invests at least 80% of its assets in the stocks of companies included in the EAFE(R) Index, it cannot alter its investment strategy in response to fluctuations in the market segment represented by the Index.

Futures and Options Risk. The fund may invest, to a limited extent, in stock index futures or options, including but not limited to options on securities and options on stock index futures, which are types of derivatives. The fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:


o the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

o the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and


o the risk that the fund cannot sell the derivative because of an illiquid secondary market.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

Securities Lending Risk. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

This fund is designed for investors interested in capital appreciation over the long term; exposure to the equity markets as represented by companies outside the US; and investment returns that track the performance of the EAFE(R) Index.

There is, of course, no guarantee that the fund will realize its goal.



The Fund's Performance History


The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the fund by showing changes in the fund's performance year to year. The bar chart shows the fund's actual return for each full calendar year since the fund began selling Class A shares on August 22, 1997. The table compares the fund's Class A shares average annual return with the EAFE(R) Index over one year, five years and since the inception of Class A shares. The EAFE(R) Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stock -- costs that are reflected in the fund's performance results. These figures also do not include the effect of Contract charges, which would lower the return shown. Past performance offers no indication of how the fund will perform in the future.


Scudder VIT EAFE(R) Equity Index Fund -- Class A

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1998       21.60
1999       27.60
2000      -16.66
2001      -24.69
2002      -21.60
2003       33.35
2004       19.07



For the periods included in the bar chart:


Best Quarter: 19.68%, Q4 1998           Worst Quarter: -21.10%, Q3 2002

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2004
--------------------------------------------------------------------------------
                                                               Since Inception
                              1 Year         5 Years         (August 22, 1997)^1
--------------------------------------------------------------------------------
Fund -- Class A Shares         19.07          -4.81                 1.70
--------------------------------------------------------------------------------
EAFE(R) Index                 20.25           -1.13                 4.70
--------------------------------------------------------------------------------

^1  The performance of the EAFE(R) Index is calculated from August 31, 1997.

Total returns would have been lower if operating expenses had not been reduced.



How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold fund shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the fund or any variable life insurance policy, variable annuity contract or tax-qualified plan for which the fund is an investment option. These charges and fees will increase expenses.


Scudder VIT EAFE(R) Equity Index Fund

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                         0.45%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                None
--------------------------------------------------------------------------------

Other Expenses                                          0.37
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses^1                  0.82
--------------------------------------------------------------------------------
Fee Waivers and/or Expense Reimbursements^1             0.17
--------------------------------------------------------------------------------
Total Net Annual Operating Expenses^1                   0.65
--------------------------------------------------------------------------------

^1 The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit expenses to 0.65% of the average daily net assets of the fund for the one-year period commencing on May 1, 2005.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of fund shares to those of other mutual funds. This example assumes the expenses above remain the same.


It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Example           1 Year           3 Years          5 Years            10 Years
--------------------------------------------------------------------------------

Class A shares     $66              $245              $438               $998
--------------------------------------------------------------------------------

Other Policies


While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without seeking shareholder approval. In addition, the fund's Board will provide shareholders with at least 60 days notice prior to making any material changes to the fund's 80% investment policy, as described herein.

o The fund may trade securities more actively. This could raise transaction costs (thus lowering returns).

o The fund's Board of Trustees has the ability to terminate the fund at any time without shareholder approval, and has elected to do so on or about July 25, 2005.

o The fund's fundamental investment restrictions set forth in the Statement of Additional Information cannot be changed without a vote of the shareholders. The investment objective and all other investment policies of the fund are not fundamental and may be changed without shareholder approval.



For more information


This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

The fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.


Keep in mind that there is no assurance that any mutual fund will achieve its goal.


Who Manages and Oversees the Fund


Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. ("DeAM, Inc." or "Advisor"), Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.


DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.


The investment advisor


DeAM, Inc., with offices at 280 Park Avenue, New York, NY 10017, acts as investment advisor for this fund. As investment advisor, DeAM, Inc., under the supervision of the Board of Trustees, supervises and manages all of the fund's operations, including overseeing the activities of the subadvisor. DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients.

The Advisor receives a management fee from the fund. The actual rate paid by the fund net of waivers for the most recent fiscal year, as a percentage of the fund's average daily net assets was .28%.

The subadvisor

Northern Trust Investments, N.A. ("NTI"), 50 South LaSalle Street, Chicago, IL 60675, acts as investment subadvisor for the fund. As the fund's investment subadvisor, NTI makes the fund's investment decisions. It buys and sells securities for the fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. pays a fee to NTI for acting as subadvisor to the fund.

NTI is an investment advisor registered under the Investment Advisers Act of 1940. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI has managed accounts, including registered investment companies, designed to mirror the performance of the same index as that which the fund seeks to replicate. As of December 31, 2004, NTI had approximately $274 billion of assets under management.


NTI is a subsidiary of The Northern Trust Company, an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company.


The portfolio manager

Steven Wetter is primarily responsible for the day-to-day management of the fund. Mr. Wetter is a Vice President of NTI where he is responsible for non-US Index portfolio management and trading as well as managing non-US equity, currency overlay, and global bond index mandates. Mr. Wetter joined NTI in 2003. From 1992 to 2003, he was a trader and portfolio manager at Deutsche Bank with their non-US indexing business. Beginning in 1998, he worked for the international group at Scudder.

The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Financial Highlights


The table below is designed to help you understand the fund's financial performance in recent years. The figures in the first part of the table are for a single Class A share of the fund. The total return figures represent the percentage that an investor would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).


Scudder VIT EAFE(R) Equity Index Fund -- Class A Shares


--------------------------------------------------------------------------------
 Years Ended December 31,          2004      2003      2002      2001      2000
--------------------------------------------------------------------------------

Per Share Operating Performance:
--------------------------------------------------------------------------------
Net asset value, beginning of    $ 8.21    $ 6.47    $ 8.39    $11.14    $13.60
year
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^1          0.14      0.10      0.11      0.14      0.14
--------------------------------------------------------------------------------
  Net realized and unrealized      1.39      1.94     -1.92     -2.89     -2.41
  gain (loss) on investments,
  foreign currencies
  and futures contracts
--------------------------------------------------------------------------------
  Total from investment            1.53      2.04     -1.81     -2.75     -2.27
  operations
--------------------------------------------------------------------------------
Distributions to Shareholders
--------------------------------------------------------------------------------
  Net investment income           -0.20     -0.30     -0.11        --        --
--------------------------------------------------------------------------------
  Net realized gain from             --        --        --        --     -0.19
  investment and futures
  transactions
--------------------------------------------------------------------------------
  Total distributions            -0.20      -0.30     -0.11        --     -0.19
--------------------------------------------------------------------------------
Net asset value, end of year    $  9.54   $  8.21   $  6.47   $  8.39   $ 11.14
--------------------------------------------------------------------------------
Total Investment Return (%)^2     19.07     33.35    -21.60    -24.69    -16.66
--------------------------------------------------------------------------------

Supplemental Data and Ratios:
--------------------------------------------------------------------------------
Net assets, end of year (000s  $223,533   $89,956   $55,265   $94,242   $80,064
omitted)
--------------------------------------------------------------------------------
Ratios to average net assets:      1.66      1.50      1.45      1.38      1.17
  Net investment income (%)
--------------------------------------------------------------------------------
  Expenses after waivers and/or    0.65      0.65      0.65      0.65      0.65
  reimbursements (%)
--------------------------------------------------------------------------------
  Expenses before waivers          0.82      1.09      0.92      0.80      0.92
  and/or reimbursements (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           3         6        25^3      19         4
--------------------------------------------------------------------------------

^1    Calculated based on average shares method.

^2 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived, the total return would have been lower.

^3    Portfolio turnover excludes the impact of redemption in kind.

--------------------------------------------------------------------------------

Your Investment in the Fund


The information in this section may affect anyone who selects this fund as an investment option in a variable annuity contract, variable life insurance policy, or tax-qualified plan that offers the fund. These Contracts are described in separate prospectuses issued by participating insurance companies or plan documents for tax-qualified plans. The fund assumes no responsibility for such prospectuses or plan documents.



Policies About Transactions


The information in this prospectus applies to Class A shares of the fund.

Technically, the shareholders of the fund are the participating insurance companies (the "insurance companies") that offer the fund as a choice for holders of certain variable annuity contracts and variable life insurance policies issued or sponsored by the insurance companies and tax-qualified plans. The insurance companies effectively pass through the ownership of fund shares to their Contract owners and some may pass through voting rights as well. The fund does not sell shares directly to the public. The fund sells its shares only to separate accounts of insurance companies and may also sell to certain tax-qualified plans. As a Contract owner, your premium payments or plan assets are allocated to the fund by the insurance companies in accordance with your Contract. Please see the Contract prospectus or plan document that accompanies this prospectus for a detailed explanation of your Contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies and tax-qualified plans. For example, Retail Funds, unlike the fund, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the fund, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the fund and have different expense ratios than the fund. As a result, the performance of the fund and a Retail Fund will differ.

Should any conflict between Contract owners arise that would require that a substantial amount of net assets be withdrawn from the fund, orderly portfolio management could be disrupted to the potential detriment of Contract owners in such fund.

The fund has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: When an insurance company opens an account, the fund will ask for its name, address and other information that will allow the fund to identify the company. This information will be verified to ensure the identity of all persons opening an account.

For certain insurance companies, the fund might request additional information (for instance, the fund would ask for documents such as the insurance company's articles of incorporation) to help the fund to verify the insurance company's identity.

The fund will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The fund may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The Advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing fund shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced their recommendation of the fund.


Buying and Selling Shares


The Fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The fund continuously sells shares to each insurance company, without a sales charge, at the next net asset value per share determined after a proper purchase order is placed with the insurance company. The insurance company offers Contract owners units in its separate accounts which directly correspond to shares in the fund. Each insurance company submits purchase and redemption orders to the fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for Contract owners, as set forth in the prospectus for the Contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their Contract prospectuses or plan documents for tax-qualified plans for redemption procedures and fees.


Important Information About Buying and Selling Shares


o After receiving a Contract owner's order, the insurance company buys or sells shares at the next price calculated on any day the fund is open for business.

o Unless otherwise instructed, the fund normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The fund does not issue share certificates.

o The fund reserves the right to reject purchases of shares including exchanges for any reason.

o The fund reserves the right to withdraw or suspend the offering of shares at any time.

o The fund reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its securities or pricing its shares.

o The fund may refuse, cancel or rescind any purchase; freeze any account (meaning the insurance company will not be able to purchase shares in your account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the fund, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law.

o The fund may close and liquidate an account if the fund is unable to verify provided information, or for other reasons; if the fund decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the fund shares and the insurance company may incur tax liability.

o A Contract owner's purchase order may not be accepted if the sale of fund shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the fund's shareholders.

o Currently, the fund does not foresee any disadvantages to Contract owners arising from the fact that the interests of the holders of Contracts may differ. Nevertheless, the Board of Trustees of the fund intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

Market Timing Policies and Procedures. Short-term and excessive trading of fund shares may present risks to the fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of the fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for funds investing in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the fund (e.g., "time zone arbitrage").

The fund discourages short-term and excessive trading. The fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by the Board.

The fund's policies include:

o the fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the fund; and

o the fund has adopted certain fair valuation practices reasonably designed to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the fund. (See "How the Fund Calculates Share Price" in this prospectus.)

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the fund is detected in a particular separate account, the Advisor will take steps to stop this activity by contacting the insurance company that maintains the accounts for the underlying contract holders and seeking to have the insurance company enforce the separate account's policies on short-term or excessive trading, if any. In addition, the Advisor and the funds reserve the right to terminate a separate account's ability to invest in the funds if apparent short-term or excessive trading activity persists. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Advisor seeks to make such determinations in a manner consistent with the interests of the fund's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. Depending on the amount of fund shares held in a particular separate account (which may represent most of the fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in the fund. It is important to note that the Advisor and the fund do not have access to underlying shareholders' trading activity and that investors will be subject to the policies and procedures of their insurance company with respect to short-term and excessive trading in the fund.

The fund's policies and procedures may be modified or terminated at any time.


How to receive account information

If you are a Contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.


Please see the Contract prospectus or plan documents for tax-qualified plans for the customer service phone number.


How to buy and sell shares


Each insurance company and tax-qualified plan has different provisions about how and when their Contract owners or plan participants may buy and sell fund shares. Each insurance company and tax-qualified plan is responsible for communicating Contract owner's instructions to the fund. Contract owners should contact their insurance company or plan administrator to effect transactions in the fund.


How the Fund Calculates Share Price


To calculate net asset value per share or NAV, the fund uses the following equation:


                   TOTAL ASSETS - TOTAL LIABILITIES
                --------------------------------------    = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING



The price at which you sell shares for the fund is also the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be the fund's use of fair value pricing. This is intended to reduce the fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares through the Contract. This is because some foreign markets are open on days and at times when the fund doesn't price its shares.


Distributions


The fund intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The fund may make additional distributions if necessary.

All distributions will be reinvested in shares of the fund unless we are informed that they should be paid out in cash. The insurance companies and plans will be informed about the amount and character of distributions from the fund for federal income tax purposes.


Taxes


The fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, Contract owners are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for Contract owners, such holders should consult the prospectus used in connection with the issuance of their particular Contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of Contracts, the separate accounts underlying such Contracts, as well as the fund in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund or separate account does not meet such requirements, income allocable to the Contracts associated with the separate account will be taxable currently to the holders of such Contracts and income from prior periods with respect to such Contracts also could be taxable.


Fund investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and Contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

                                   This page
                                 intentionally
                                   left blank.

--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the fund's performance. They also have detailed performance figures, a list of everything the fund owns and the fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call the customer service center at the telephone number shown in the Contract prospectus. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090. The fund's SAI and shareholder reports are also available through the Scudder Web site, www.scudder.com.

Scudder Distributors, Inc.                                    SEC

------------------------------------------------------------------------------------------
222 South Riverside Plaza                                     Public Reference Section
Chicago, IL 60606-5808                                        Washington, D.C. 20549-0102
(800) 778-1482                                                www.sec.gov
                                                              (202) 942-8090

                                                              SEC File #
------------------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund -- Class A shares       811-07507

Scudder Investments VIT Funds
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Scudder Investments VIT Funds


Scudder VIT EAFE(R) Equity Index Fund




Prospectus

May 1, 2005



Class B Shares







This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus and plan documents for tax-qualified plans.




The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents



   How the Fund Works                                                Your Investment in the Fund


     3  Changes to the Fund                                           11  Policies About Transactions

     3  The Fund's Main Investment Strategy                           12  Buying and Selling Shares

     5  The Main Risks of Investing in the Fund                       12  Important Information About
                                                                          Buying and Selling Shares
     6  The Fund's Performance History
                                                                      14  How the Fund Calculates Share Price
     7  How Much Investors Pay
                                                                      14  Distributions
     7  Other Policies
                                                                      14  Taxes
     8  Who Manages and Oversees the Fund
                                                                      15  Distribution Plan
    10  Financial Highlights



How the Fund Works


  This fund is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans (the "Contracts"). Your investment in the fund is made in conjunction with one of these Contracts. The fund has its own goal and strategy.

  Remember that the fund is not a bank deposit. The fund is not insured or guaranteed by the FDIC or any other government agency. The share prices will go up and down, so be aware that you could lose money.


  Please read this prospectus in conjunction with the prospectus for your variable life insurance policy, variable annuity contract or plan documents for tax-qualified plans.

Scudder VIT EAFE(R) Equity Index Fund


Changes to the Fund

Upon the recommendation of the advisor, the Board of Scudder VIT EAFE(R) Equity Index Fund (the "fund") has approved the termination and liquidation of the fund effective on or about July 25, 2005 (the "Liquidation Date"). Accordingly, the fund will redeem involuntarily the shares of any shareholder (i.e., the participating insurance companies that offer the fund) outstanding on the Liquidation Date. Shareholders whose shares are redeemed involuntarily by the fund on the Liquidation Date will receive the net asset value per share for all shares they own on the Liquidation Date.

In conjunction with approving the termination and liquidation of the fund, the Board of the fund further approved closing the fund to new investments effective as of the close of business on December 15, 2004. Existing insurance company investors that currently offer the fund as an investment option may continue to offer it to their participants until the Liquidation Date.


The Fund's Main Investment Strategy


The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International ("MSCI") EAFE(R) Index ("EAFE(R) Index"), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East. The EAFE(R) Index of major markets in Europe, Australasia and the Far East is a widely accepted benchmark of international stock performance. It tracks equity securities in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Stocks in the EAFE(R) Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

The fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to replicating the EAFE(R) Index's performance, we cannot offer any assurance of achieving this objective. The fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we are not required to seek their approval to do so.


Index investing versus active management

Active management involves the portfolio management team buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to replicate, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:


o indexing provides simplicity because it is a straightforward market-replicating strategy;


o index funds generally provide diversification by investing in a wide variety of companies and industries;


o an index fund's performance is generally predictable in that the fund's value is expected to move in the same direction, up or down, as the target index;


o index funds tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research. Also, index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and

o    index funds generally realize low capital gains.

Strategy


The fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. Futures contracts and options are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The portfolio management team uses quantitative analysis techniques to structure the fund to obtain a high correlation to the EAFE(R) Index while keeping the fund as fully invested as possible in all market environments. To attempt to replicate the country, industry and risk characteristics of the EAFE(R) Index as closely as possible, the fund invests in a statistically selected sample of the securities found in the EAFE(R) Index, using a process known as

"optimization." This process selects stocks for the fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely replicate those of the securities in the EAFE(R) Index. Over the long term, we seek a correlation between the performance of the fund, before expenses, and the EAFE(R) Index of 95% or better. A figure of 100% would indicate perfect correlation.


Principal investments


Under normal circumstances, the fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the EAFE(R) Index and in derivative instruments, such as futures contracts, options and forward currency contracts that provide exposure to the stocks of companies in the EAFE(R) Index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the EAFE(R) Index as a whole. We may remove or exclude any EAFE(R) Index stock from the fund if we believe that the stock is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. At times, the portfolio management team may purchase a stock not included in the EAFE(R) Index when it is believed to be a cost-efficient way of approximating the EAFE(R) Index's performance, for example, in anticipation of a stock being added to the EAFE(R) Index. The fund may also hold short-term debt securities and money market instruments for liquidity purposes.

Forward currency contracts involve the purchase or sale of a foreign currency at an exchange rate established currently, but with payment and delivery at a specified future time. Forward currency contracts may be used in an attempt to hedge against losses. There is no guarantee that these currency management activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

The fund may lend its investment securities up to 30% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.


Investment process


In an effort to run an efficient and effective strategy, the fund uses the process of "optimization," a statistical sampling technique. First, the fund buys the stocks that make up the larger portions of the EAFE(R) Index's value in roughly the same proportion as the EAFE(R) Index. Second, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, the portfolio management team tries to replicate the industry and risk characteristics of all of the smaller companies in the EAFE(R) Index without buying all of those stocks. This approach attempts to maximize the fund's liquidity and returns while minimizing its costs. Historically, this fund has had a low portfolio turnover rate. Portfolio turnover measures the frequency that the fund sells and replaces the value of its securities within a given period. High turnover can increase a fund's transaction costs, thereby lowering its returns.


Information regarding the index


This fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally, or in the fund particularly, or the ability of the EAFE(R) Index to track general stock market performance.

Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE(R) Index, which is determined, composed and calculated by Morgan Stanley without regard to the issuer of the fund, or to the fund itself. Morgan Stanley has no obligation to take the needs of the issuer of the fund or the owners of the fund into consideration in determining, composing or calculating the EAFE(R) Index.

Inclusion of a security in the EAFE(R) Index in no way implies an opinion by Morgan Stanley as to its attractiveness as an investment. Morgan Stanley is not responsible for and has not participated in the determination of the timing, prices or quantities of the fund to be issued, or in the determination or calculation of the equation by which the fund is redeemable for cash. Morgan Stanley has no obligation or liability to owners of the fund in connection with the administration, marketing or trading of the fund. The fund is neither sponsored by nor affiliated with Morgan Stanley.

Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the indexes from sources that Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the indexes or any data included therein.

Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the products, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein.

Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Main Risks of Investing in the Fund


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, foreign stock markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Foreign Investment Risk. Foreign markets often exhibit more volatility than those in the US. Investing in foreign securities involves greater risk than investing in US securities for various reasons, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

o Information Risk. Financial reporting standards for companies based in foreign markets are often less stringent than those applicable to US companies and may present an incomplete or misleading picture of a foreign company.

o Liquidity Risk. Securities that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active securities. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the entire local market. On the whole, foreign markets are smaller and less liquid than the US market. This can make buying and selling certain securities more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell a security in an orderly fashion at a price that approaches the managers' estimate of its value.

o Regulatory Risk. US.There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. The fund invests in foreign securities denominated in foreign currencies. To the extent that the fund is exposed to non-dollar currencies, if these currencies decline in value relative to the dollar, it may reduce gains or increase losses.

Tracking Error Risk. There are several reasons that the fund's performance may not replicate the EAFE(R) Index exactly:

o Unlike the EAFE(R) Index, the fund incurs administrative expenses and transaction costs in trading stocks.

o The composition of the EAFE(R) Index and the stocks held by the fund may occasionally diverge.

o The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" EAFE(R) Index.

Index Fund Risk. Because the fund invests at least 80% of its assets in the stocks of companies included in the EAFE(R) Index, it cannot alter its investment strategy in response to fluctuations in the market segment represented by the Index.

Futures and Options Risk. The fund may invest, to a limited extent, in stock index futures or options, including but not limited to options on securities and options on stock index futures, which are types of derivatives. The fund will not use these derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:


o the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

o the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and


o the risk that the fund cannot sell the derivative because of an illiquid secondary market.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

Securities Lending Risk. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

This fund is designed for investors interested in capital appreciation over the long term; exposure to the equity markets as represented by companies outside the US; and investment returns that track the performance of the EAFE(R) Index.

There is, of course, no guarantee that the fund will realize its goal.


The Fund's Performance History


The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the fund by showing changes in the fund's performance year to year. The bar chart shows the fund's actual return for each full calendar year since the fund began selling Class B shares on April 30, 2002. The table compares the fund's Class B shares average annual return with the EAFE(R) Index over one year and since the inception of Class B shares. The EAFE(R) Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stock -- costs that are reflected in the fund's performance results. These figures also do not include the effect of Contract charges, which would lower the return shown. Past performance offers no indication of how the fund will perform the future.


Scudder VIT EAFE(R) Equity Index Fund -- Class B

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

----------------------------------------------------------------------

                                                  2003       2004
----------------------------------------------------------------------

                                                 32.97       18.79

----------------------------------------------------------------------


For the periods included in the bar chart:


Best Quarter: 18.12%, Q2 2003           Worst Quarter: -9.12%, Q1 2003

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2004
--------------------------------------------------------------------------------

                                                         Since Inception
                                         1 Year      (April 30, 2003)^1
--------------------------------------------------------------------------------

Fund -- Class B Shares                    18.79              8.55
--------------------------------------------------------------------------------
EAFE(R) Index                             20.25             12.98

--------------------------------------------------------------------------------

^1   The performance of the EAFE(R) Index is calculated from April 30, 2002.

Total returns would have been lower if operating expenses had not been reduced.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold fund shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the fund or any variable life insurance policy, variable annuity contract or tax-qualified plan for which the fund is an investment option. These charges and fees will increase expenses.


Scudder VIT EAFE(R) Equity Index Fund

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                              0.45%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                    0.25
--------------------------------------------------------------------------------
Other Expenses                                              0.36
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses^1                      1.06
--------------------------------------------------------------------------------
Fee Waivers and/or Expense Reimbursements^1                 0.16
--------------------------------------------------------------------------------
Total Net Annual Operating Expenses1                        0.90
--------------------------------------------------------------------------------

^1 The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit expenses to 0.90% of the average daily net assets of the fund for the one-year period commencing on May 1, 2005.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of fund shares to those of other mutual funds. This example assumes the expenses above remain the same.

It also assumes that you invested $10,000,earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be mutual funds. different.


Example             1 Year         3 Years          5 Years         10 Years
--------------------------------------------------------------------------------

Class B shares       $92             $321             $569           $1,280

--------------------------------------------------------------------------------


Other Policies


While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without seeking shareholder approval. In addition, the fund's Board will provide shareholders with at least 60 days' notice prior to making any material changes to the fund's 80% investment policy, as described herein.

o The fund may trade securities more actively. This could raise transaction costs (thus lowering returns).

o The fund's Board of Trustees has the ability to terminate the fund at any time without shareholder approval, and has elected to do so on or about July 25, 2005.

o The fund's fundamental investment restrictions set forth in the Statement of Additional Information cannot be changed without a vote of the shareholders. The investment objective and all other investment policies of the fund are not fundamental and may be changed without shareholder approval.

For more information


This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

The fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund


Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. ("DeAM, Inc." or "Advisor"), Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.


DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.


The investment advisor


DeAM, Inc., with offices at 280 Park Avenue, New York, NY 10017, acts as investment advisor for this fund. As investment advisor, DeAM, Inc., under the supervision of the Board of Trustees, supervises and manages all of the fund's operations, including overseeing the activities of the subadvisor. DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients.

The Advisor receives a management fee from the fund. The actual rate paid by the fund net of waivers for the most recent fiscal year, as a percentage of the fund's average daily net assets was .28%.

The subadvisor

Northern Trust Investments, N.A. ("NTI"), 50 South LaSalle Street, Chicago, IL 60675, acts as investment subadvisor for the fund. As the fund's investment subadvisor, NTI makes the fund's investment decisions. It buys and sells securities for the fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc., pays a fee to NTI for acting as subadvisor to the fund.

NTI is an investment advisor registered under the Investment Advisers Act of 1940. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI has managed accounts, including registered investment companies, designed to mirror the performance of the same index as that which the fund seeks to replicate. As of December 31, 2004, NTI had approximately $274 billion of assets under management.


NTI is a subsidiary of The Northern Trust Company, an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company.

The portfolio manager

Steven Wetter is primarily responsible for the day-to-day management of the fund. Mr. Wetter is a Vice President of NTI where he is responsible for non-US Index portfolio management and trading as well as managing non-US equity, currency overlay, and global bond index mandates. Mr. Wetter joined NTI in 2003. From 1992 to 2003, he was a trader and portfolio manager at Deutsche Bank with their non-US indexing business. Beginning in 1998, he worked for the international group at Scudder.

The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure and information regarding other accounts he manages.

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Financial Highlights


The table below is designed to help you understand the fund's financial performance in recent years. The figures in the first part of the table are for a single Class B share of the fund. The total return figures represent the percentage that an investor would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).


Scudder VIT EAFE(R) Equity Index Fund -- Class B Shares

--------------------------------------------------------------------------------
                                                                  For the Period
                                                                     April 30,
                                                                  2002^1 through
                                                                   December 31,
 Years Ended December 31,                        2004      2003        2002
--------------------------------------------------------------------------------


Per Share Operating Performance:
--------------------------------------------------------------------------------
Net asset value, beginning of period          $ 8.20    $ 6.47       $  8.33
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^2                        0.12      0.04          0.06
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on     1.39      1.99         -1.83
  investments, foreign currencies and futures
  contracts
--------------------------------------------------------------------------------
  Total from investment operations               1.51      2.03         -1.77
--------------------------------------------------------------------------------
Distributions to Shareholders
--------------------------------------------------------------------------------
  Net investment income                        -0.18     -0.30         -0.09
--------------------------------------------------------------------------------
  Total distributions                          -0.18     -0.30         -0.09
--------------------------------------------------------------------------------
Net asset value, end of period               $  9.53   $  8.20       $  6.47
--------------------------------------------------------------------------------
Total Investment Return^3                      18.79     32.97         -21.17^4
--------------------------------------------------------------------------------

Supplemental Data and Ratios
--------------------------------------------------------------------------------
Net assets, end of period (000s omitted)      $19,461    $4,006       $   260
--------------------------------------------------------------------------------
Ratios to average net assets:                    1.38      0.54         1.26^5
  Net investment income (%)
--------------------------------------------------------------------------------
  Expenses after waivers and/or reimbursements   0.90      0.90         0.90^5
  (%)
--------------------------------------------------------------------------------
  Expenses before waivers and/or                 1.06      1.37         1.30^5
  reimbursements (%)
--------------------------------------------------------------------------------
Portfolio turnover rate  (%)                        3         6           25^6
--------------------------------------------------------------------------------


^1   Commencement of operations.

^2   Calculated based on average shares.

^3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived, the total return would have been lower.

^4 Total return calculated for a period of less than one year is not annualized.

^5   Annualized.

^6   Portfolio turnover excludes the impact of redemption in-kind.

--------------------------------------------------------------------------------

Your Investment in the Fund


  The information in this section may affect anyone who selects this fund as an investment option in a variable annuity contract, variable life insurance policy, or tax-qualified plan that offers the fund. These Contracts are described in separate prospectuses issued by participating insurance companies or plan documents for tax-qualified plans. The fund assumes no responsibility for such prospectuses or plan documents.



Policies About Transactions


The information in this prospectus applies to Class B shares of the fund. Class B shares are offered at net asset value and are subject to a 12b-1 fee.

Technically, the shareholders of the fund are the participating insurance companies (the "insurance companies") that offer the fund as a choice for holders of certain variable annuity contracts and variable life insurance policies issued or sponsored by the insurance companies and tax-qualified plans. The insurance companies effectively pass through the ownership of fund shares to their Contract owners and some may pass through voting rights as well. The fund does not sell shares directly to the public. The fund sells its shares only to separate accounts of insurance companies and may also sell to certain tax-qualified plans. As a Contract owner, your premium payments or plan assets are allocated to the fund by the insurance companies in accordance with your Contract. Please see the Contract prospectus or plan document that accompanies this prospectus for a detailed explanation of your Contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies and tax-qualified plans. For example, Retail Funds, unlike the fund, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the fund, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the fund and have different expense ratios than the fund. As a result, the performance of the fund and a Retail Fund will differ.

Should any conflict between Contract owners arise that would require that a substantial amount of net assets be withdrawn from the fund, orderly portfolio management could be disrupted to the potential detriment of Contract owners in such fund.

The fund has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: When an insurance company opens an account, the fund will ask for its name, address and other information that will allow the fund to identify the company. This information will be verified to ensure the identity of all persons opening an account.

For certain insurance companies, the fund might request additional information (for instance, the fund would ask for documents such as the insurance company's articles of incorporation) to help the fund to verify the insurance company's identity.

The fund will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The fund may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The Advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing fund shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced their recommendation of the fund.


Buying and Selling Shares


The Fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The fund continuously sells shares to each insurance company, without a sales charge, at the next net asset value per share determined after a proper purchase order is placed with the insurance company. The insurance company offers Contract owners units in its separate accounts which directly correspond to shares in the fund. Each insurance company submits purchase and redemption orders to the fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for Contract owners, as set forth in the accompanying prospectus for the Contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their Contract prospectuses or plan documents for tax-qualified plans for redemption procedures and fees.


Important Information About Buying and Selling Shares


o After receiving a Contract owner's order, the insurance company buys or sells shares at the next price calculated on any day the fund is open for business.

o Unless otherwise instructed, the fund normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o    The fund does not issue share certificates.

o The fund reserves the right to reject purchases of shares including exchanges for any reason.

o The fund reserves the right to withdraw or suspend the offering of shares at any time.

o The fund reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its securities or pricing its shares.

o The fund may refuse, cancel or rescind any purchase; freeze any account (meaning the insurance company will not be able to purchase shares in your account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the fund, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law.

o The fund may close and liquidate an account if the fund is unable to verify provided information, or for other reasons; if the fund decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the fund shares and the insurance company may incur tax liability.

o A Contract owner's purchase order may not be accepted if the sale of fund shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the fund's shareholders.

o Currently, the fund does not foresee any disadvantages to Contract owners arising from the fact that the interests of the holders of Contracts may differ. Nevertheless, the Board of Trustees of the fund intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

Market Timing Policies and Procedures. Short-term and excessive trading of fund shares may present risks to the fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of the fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for funds investing in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the fund (e.g., "time zone arbitrage").

The fund discourages short-term and excessive trading. The fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by the Board.

The fund's policies include:

o the fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the fund; and

o the fund has adopted certain fair valuation practices reasonably designed to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the fund. (See "How the Fund Calculates Share Price" in this prospectus.)

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the fund is detected in a particular separate account, the Advisor will take steps to stop this activity by contacting the insurance company that maintains the accounts for the underlying contract holders and seeking to have the insurance company enforce the separate account's policies on short-term or excessive trading, if any. In addition, the Advisor and the funds reserve the right to terminate a separate account's ability to invest in the funds if apparent short-term or excessive trading activity persists. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Advisor seeks to make such determinations in a manner consistent with the interests of the fund's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. Depending on the amount of fund shares held in a particular separate account (which may represent most of the fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in the fund. It is important to note that the Advisor and the fund do not have access to underlying shareholders' trading activity and that investors will be subject to the policies and procedures of their insurance company with respect to short-term and excessive trading in the fund.

The fund's policies and procedures may be modified or terminated at any time.


How to receive account information

If you are a Contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.


Please see the Contract prospectus or plan documents for tax-qualified plans for the customer service phone number.


How to buy and sell shares


Each insurance company and tax-qualified plan has different provisions about how and when their Contract owners or plan participants may buy and sell fund shares. Each insurance company and tax-qualified plan is responsible for communicating Contract owner's instructions to the fund. Contract owners should contact their insurance company or plan administrator to effect transactions in the fund.

How the Fund Calculates Share Price


To calculate net asset value per share or NAV, the fund uses the following equation:


                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------     = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING



The price at which you sell shares for the fund is also the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be the fund's use of fair value pricing. This is intended to reduce the fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares through the Contract. This is because some foreign markets are open on days and at times when the fund doesn't price its shares.


Distributions


The fund intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The fund may make additional distributions if necessary.

All distributions will be reinvested in shares of the fund unless we are informed that they should be paid out in cash. The insurance companies and plans will be informed about the amount and character of distributions from the fund for federal income tax purposes.


Taxes


The fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, Contract owners are not taxed currently on income or gains realized with respect to such Contracts. However, some distributions from such Contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for Contract owners, such holders should consult the prospectus used in connection with the issuance of their particular Contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of Contracts the separate accounts underlying such Contracts, as well as the fund in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund or separate account does not meet such requirements, income allocable to the Contracts associated with the separate account will be taxable currently to the holders of such Contracts and income from prior periods with respect to such Contracts also could be taxable.


Fund investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and Contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Distribution Plan


The fund has adopted a Distribution (12b-1) Plan that allows it to pay distribution and service fees for the sale and distribution of Class B shares and for services provided to shareholders. The plan permits the fund to pay the fund's distributor an annual fee, not to exceed 0.25% of the average daily net assets of the fund's Class B shares. The distributor may use this fee as well as other assets of the distributor to compensate sponsoring insurance companies for selling Class B shares. Payments may also be made to financial institutions, industry professionals and broker-dealers for providing distribution assistance and other shareholder services relating to the sale of the fund's Class B shares. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the fund's performance. They also have detailed performance figures, a list of everything the fund owns and the fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call the customer service center at the telephone number shown in the Contract prospectus. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090. The fund's SAI and shareholder reports are also available through the Scudder Web site, www.scudder.com.

Scudder Distributors, Inc.                          SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                           Public Reference Section
Chicago, IL 60606-5808                              Washington, D.C. 20549-0102
(800) 778-1482
                                                    www.sec.gov
                                                    (202) 942-8090


                                                    SEC File #
--------------------------------------------------------------------------------
EAFER Equity Index Fund -- Class B Shares           811-07507
Scudder Investments VIT Funds
--------------------------------------------------------------------------------




(05/01/05) vit-eafe-b

--------------------------------------------------------------------------------

Scudder Investments VIT Funds


Scudder VIT Small Cap Index Fund




Prospectus


May 1, 2005



Class A Shares







This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus and plan documents for tax-qualified plans.





The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


   How the Fund Works                                  Your Investment in the Fund

     3  The Fund's Main Investment Strategy              9  Policies About Transactions

     4  The Main Risks of Investing in the Fund         10  Buying and Selling Shares

     5  The Fund's Performance History                  10  Important Information About
                                                            Buying and Selling Shares
     6  How Much Investors Pay
                                                        11  How the Fund Calculates Share Price
     6 Other Policies
                                                        12  Distributions

     7  Who Manages and Oversees the Fund
                                                        12  Taxes

     8  Financial Highlights




How the Fund Works

This fund is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans (the "Contracts"). Your investment in the fund is made in conjunction with one of these Contracts. The fund has its own goal and strategy.

Remember that the fund is not bank a deposit. The fund is not insured or guaranteed by the FDIC or any other government agency. The share prices will go up and down, so be aware that you could lose money.


Please read this prospectus in conjunction with the prospectus for your variable life insurance policy, variable annuity contract or plan documents for tax-qualified plans.

Scudder VIT Small Cap Index Fund

The Fund's Main Investment Strategy


The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000(R) Index, which emphasizes stocks of small US companies. The Russell 2000(R) Index is a widely accepted benchmark of small company stock performance. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index which represents approximately 8% of the market capitalization of the Russell 3000(R) Index. Stocks in the Russell 2000(R) Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

The fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to replicating the Russell 2000(R) Index's performance, we cannot offer any assurance of achieving this objective. The fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we are not required to seek their approval to do so.


Index investing versus active management

Active management involves the portfolio management team buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to replicate, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

o indexing provides simplicity because it is a straightforward market-replicating strategy;

o index funds generally provide diversification by investing in a wide variety of companies and industries;

o an index fund's performance is generally predictable in that the fund's value is expected to move in the same direction, up or down, as the target index;

o index funds tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research. Also, index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and

o    index funds generally realize low capital gains.

Strategy


The fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. Futures contracts and options are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The portfolio management team uses quantitative analysis techniques to structure the fund to obtain a high correlation to the Russell 2000(R) Index while keeping the fund as fully invested as possible in all market environments. To attempt to replicate the risk and return characteristics of the Russell 2000(R) Index as closely as possible, the fund invests in a statistically selected sample of the securities found in the Russell 2000(R) Index, using a process known as "optimization." This process selects stocks for the fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely replicate those of the securities in the Russell 2000(R) Index. Over the long term, we seek a correlation between the performance of the fund, before expenses, and the Russell 2000(R) Index of 95% or better. A figure of 100% would indicate perfect correlation.


Principal investments


Under normal circumstances, the fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000(R) Index and in derivative instruments, such as stock index futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000(R) Index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the Russell 2000(R) Index as a whole. We may exclude or remove any Russell 2000(R) Index stock from the fund if we believe that the stock is illiquid or has impaired financial conditions brought on by extraordinary events. At times, the portfolio management team may purchase a stock not included in the Russell 2000(R) Index when it is believed to be a cost-efficient way of approximating the Russell 2000(R) Index's performance, for example, in anticipation of a stock being added to the Russell 2000(R) Index. The fund may hold assets in short-term debt securities or money market instruments for liquidity purposes.

The fund may lend its investment securities up to 30% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Investment process


In an effort to run an efficient and effective strategy, the fund uses the process of "optimization," a statistical sampling technique. First, the fund buys the stocks that make up the larger portions of the Russell 2000(R) Index's value in roughly the same proportion as the Russell 2000(R) Index. Second, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, the portfolio management team tries to replicate the industry and risk characteristics of all of the smaller companies in the Russell 2000(R) Index without buying all of those stocks. This approach attempts to maximize the fund's liquidity and returns while minimizing its costs. Historically, this fund has had a low portfolio turnover rate. Portfolio turnover measures the frequency that the fund sells and replaces the value of its securities within a given period. High turnover can increase a fund's transaction costs, thereby lowering its returns.


The Main Risks of Investing in the Fund


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the small company portion of the US market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Tracking Error Risk. There are several reasons that the fund's performance may not replicate the Russell 2000(R) Index exactly:

o Unlike the Russell 2000(R) Index, the fund incurs administrative expenses and transaction costs in trading stocks.

o The composition of the Russell 2000(R) Index and the stocks held by the fund may occasionally diverge.

o The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" Russell 2000(R) Index.

Index Fund Risk. Because the fund invests at least 80% of its assets in the stocks of companies included in the Russell 2000(R) Index and in derivative instruments that provide exposure to the stocks of companies in the Russell 2000(R) Index, it cannot alter its investment strategy in response to fluctuations in the market segment represented by the Index.


Small Company Capitalization Risk. Small company stocks tend to experience steeper price fluctuations -- down as well as up -- than the stocks of larger companies. A shortage of reliable information -- the same information gap that creates opportunity -- can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company's financial resources. Small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.


Futures and Options Risk. The fund may invest, to a limited extent, in stock index futures or options, including but not limited to options on securities and options on stock index futures, which are types of derivatives. The fund will not use these derivatives for speculative purposes or as leveraged instruments that magnify the gains or losses of an investment.

The fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:


o the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

o the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and


o the risk that the fund cannot sell the derivative because of an illiquid secondary market.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

Securities Lending Risk. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

This fund is designed for investors interested in capital appreciation over the long term; exposure to the US equity markets as represented by smaller companies; and investment returns that track the performance of the Russell 2000(R) Index.

There is, of course, no guarantee that the fund will realize its goal.


The Fund's Performance History


The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the fund by showing changes in the fund's performance year to year. The bar chart shows the fund's actual return for each full calendar year since the fund began selling Class A shares on August 22, 1997. The table compares the fund's Class A shares average annual return with the Russell 2000(R) Index over one year, five years and since the inception of Class A Shares. The Russell 2000(R) Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stock -- costs that are reflected in the fund's performance results. These figures also do not include the effect of Contract charges, which would lower the return shown. Past performance offers no indication of how the fund will perform in the future.


Scudder VIT Small Cap Index Fund -- Class A

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------

     1998        1999       2000       2001        2002       2003       2004

     -2.18      20.16      -3.87       2.07       -20.58     46.42       17.76

--------------------------------------------------------------------------------


For the periods included in the bar chart:


Best Quarter: 23.16%, Q2 2003           Worst Quarter: -21.37%, Q3 2002


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2004
--------------------------------------------------------------------------------

                                                             Since Inception
                      1 Year              5 Years          (August 22, 1997)^1
--------------------------------------------------------------------------------

Fund -- Class          17.76                6.08                   7.13
A Shares
--------------------------------------------------------------------------------
Russell 2000(R)        18.33                6.61                   7.40
Index

--------------------------------------------------------------------------------


^1 The performance of the Russell 2000(R) Index is calculated from August 31, 1997.

Total returns would have been lower if operating expenses had not been reduced.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold fund shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the fund or any variable life insurance policy, variable annuity contract or tax-qualified plan for which the fund is an investment option. These charges and fees will increase expenses.


Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                             0.35%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                    None
--------------------------------------------------------------------------------

Other Expenses                                              0.13
--------------------------------------------------------------------------------
Total Annual Operating Expenses1                            0.48
--------------------------------------------------------------------------------
Fee Waivers and/or Expense Reimbursements1                  0.03

--------------------------------------------------------------------------------
Total Net Annual Operating Expenses1                        0.45
--------------------------------------------------------------------------------



^1 The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit expenses to 0.45% of the average daily net assets of the fund for the one-year period commencing May 1, 2005.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of fund shares to those of other mutual funds. This example assumes the expenses above remain the same.


It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Example          1 Year            3 Years            5 Years           10 Years
--------------------------------------------------------------------------------

Class A shares    $46               $151               $266                $601

--------------------------------------------------------------------------------


Other Policies


While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without seeking shareholder approval. In addition, the fund's Board will provide shareholders with at least 60 days' notice prior to making any material changes to the fund's 80% investment policy, as described herein.

o The fund may trade securities more actively. This could raise transaction costs (thus lowering returns).

o The fund's Board of Trustees has the ability to terminate the fund at any time without shareholder approval.

o The fund's fundamental investment restrictions set forth in the Statement of Additional Information cannot be changed without a vote of the shareholders. The investment objective and all other investment policies of the fund are not fundamental and may be changed without shareholder approval.


For more information


This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

The fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund


Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. ("DeAM, Inc." or "Advisor"), Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank, AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The investment advisor


DeAM, Inc., with offices at 280 Park Avenue, New York, NY 10017, acts as investment advisor for this fund. As investment advisor, DeAM, Inc., under the supervision of the Board of Trustees, supervises and manages all of the fund's operations, including overseeing the activities of the subadvisor. DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients.

The Advisor receives a management fee from the fund. The actual rate paid by the fund net of waivers for the most recent fiscal year, as a percentage of the fund's average daily net assets was .32%.

The subadvisor

Northern Trust Investments, N.A. ("NTI"), 50 South LaSalle Street, Chicago, IL 60675, acts as investment subadvisor for the fund. As the fund's investment subadvisor, NTI makes the fund's investment decisions. It buys and sells securities for the fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. pays a fee to NTI for acting as subadvisor to fund.

NTI is an investment advisor registered under the Investment Advisers Act of 1940. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI has managed accounts, including registered investment companies, designed to mirror the performance of the same index as that which the fund seeks to replicate. As of December 31, 2004, NTI had approximately $274 billion of assets under management.


NTI is a subsidiary of The Northern Trust Company, an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company.


The portfolio manager

James B. Francis is primarily responsible for the day-to-day management of the fund. Mr. Francis is a Senior Vice President of NTI where he is responsible for the management of various equity and equity index portfolios. Mr. Francis joined NTI in February 2005. He was a Senior Portfolio Manager with State Street Global Advisors where he managed various equity portfolios from 1988 to 2005.

The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure and information regarding other accounts he manages.

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.


Financial Highlights


The table below is designed to help you understand the fund's financial performance in recent years. The figures in the first part of the table are for a single Class A share of the fund. The total return figures represent the percentage that an investor would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).


Scudder VIT Small Cap Index Fund -- Class A Shares

--------------------------------------------------------------------------------
 Years Ended December 31,          2004      2003      2002      2001      2000
--------------------------------------------------------------------------------


Per Share Operating Performance:
--------------------------------------------------------------------------------
Net asset value, beginning of   $12.24    $ 8.45    $10.73    $11.10    $11.61
year
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^1          0.11      0.09      0.10      0.06      0.10
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and futures transactions         2.06      3.79     -2.31      0.16     -0.55
--------------------------------------------------------------------------------
  Total from investment
  operations                       2.17      3.88     -2.21      0.22     -0.45
--------------------------------------------------------------------------------
Distributions to Shareholders
--------------------------------------------------------------------------------
  Net investment income           -0.06     -0.09     -0.06     -0.06       --
--------------------------------------------------------------------------------
  Net realized gain from
  investment and futures
  transactions                       --        --     -0.01     -0.53     -0.06
--------------------------------------------------------------------------------
  Total distributions            -0.06     -0.09     -0.07     -0.59     -0.06
--------------------------------------------------------------------------------
Net asset value, end of year    $ 14.35   $ 12.24   $  8.45   $ 10.73   $ 11.10
--------------------------------------------------------------------------------
Total Investment Return (%)^2    17.76     46.42    -20.58      2.07     -3.87
--------------------------------------------------------------------------------

Supplemental Data and Ratios
--------------------------------------------------------------------------------
Net assets, end of year (000s
omitted)                        $450,148  $316,218  $143,847  $151,742  $104,095
--------------------------------------------------------------------------------
Ratios to average net assets:
  Net investment income (%)        0.87      0.91      1.09      1.07      1.13
--------------------------------------------------------------------------------
  Expenses after waivers and/or
  reimbursements (%)               0.45      0.45      0.45      0.45      0.45
--------------------------------------------------------------------------------
  Expenses before waivers
  and/or reimbursements (%)        0.48      0.61      0.61      0.63      0.69
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          22        28        40        44        51
--------------------------------------------------------------------------------


^1   Calculated based on average shares.

^2 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived, the total return would have been lower.

--------------------------------------------------------------------------------

Your Investment in the Fund


  The information in this section may affect anyone who selects this fund as an investment option in a variable annuity contract, variable life insurance policy, or tax-qualified plan that offers the fund. These Contracts are described in separate prospectuses issued by participating insurance companies or plan documents for tax-qualified plans. The fund assumes no responsibility for such prospectuses or plan documents.



Policies About Transactions


The information in this prospectus applies to Class A shares of the fund.

Technically, the shareholders of the fund are the participating insurance companies (the "insurance companies") that offer the fund as a choice for holders of certain variable annuity contracts, variable life insurance policies issued or sponsored by the insurance companies and tax-qualified plans. The insurance companies effectively pass through the ownership of fund shares to their Contract owners and some may pass through voting rights as well. The fund does not sell shares directly to the public. The fund sells its shares only to separate accounts of insurance companies and may also sell to certain tax-qualified plans. As a Contract owner, your premium payments or plan assets are allocated to the fund by the insurance companies in accordance with your Contract. Please see the Contract prospectus or plan document that accompanies this prospectus for a detailed explanation of your Contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies and tax-qualified plans. For example, Retail Funds, unlike the fund, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the fund, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the fund and have different expense ratios than the fund. As a result, the performance of the fund and a Retail Fund will differ.

Should any conflict between Contract owners arise that would require that a substantial amount of net assets be withdrawn from the fund, orderly portfolio management could be disrupted to the potential detriment of Contract owners in such fund.

The fund has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: When an insurance company opens an account, the fund will ask for its name, address and other information that will allow the fund to identify the company. This information will be verified to ensure the identity of all persons opening an account.

For certain insurance companies, the fund might request additional information (for instance, the fund would ask for documents such as the insurance company's articles of incorporation) to help the fund to verify the insurance company's identity.

The fund will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The fund may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The Advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing fund shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced their recommendation of the fund.

Buying and Selling Shares


The Fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The fund continuously sells shares to each insurance company, without a sales charge, at the next net asset value per share determined after a proper purchase order is placed with the insurance company. The insurance company offers Contract owners units in its separate accounts which directly correspond to shares in the fund. Each insurance company submits purchase and redemption orders to the fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for Contract owners, as set forth in the prospectus for the Contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their Contract prospectuses or plan documents for tax-qualified plans for redemption procedures and fees.


Important Information About Buying and Selling Shares


o After receiving a Contract owner's order, the insurance company buys or sells shares at the next price calculated on any day the fund is open for business.

o Unless otherwise instructed, the fund normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o    The fund does not issue share certificates.

o The fund reserves the right to reject purchases of shares including exchanges for any reason.

o The fund reserves the right to withdraw or suspend the offering of shares at any time.

o The fund reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its securities or pricing its shares.

o The fund may refuse, cancel or rescind any purchase; freeze any account (meaning the insurance company will not be able to purchase shares in your account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the fund, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law.

o The fund may close and liquidate an account if the fund is unable to verify provided information, or for other reasons; if the fund decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the fund shares and the insurance company may incur tax liability.

o A Contract owner's purchase order may not be accepted if the sale of fund shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the fund's shareholders.

o Currently, the fund does not foresee any disadvantages to Contract owners arising from the fact that the interests of the holders of Contracts may differ. Nevertheless, the Board of Trustees of the fund intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

Market Timing Policies and Procedures. Short-term and excessive trading of fund shares may present risks to the fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of the fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for funds investing in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the fund (e.g., "time zone arbitrage").

The fund discourages short-term and excessive trading. The fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by the Board.

The fund's policies include:

o the fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the fund; and

o the fund has adopted certain fair valuation practices reasonably designed to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the fund.(See "How the fund calculates share price" in this prospectus.)

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the fund is detected in a particular separate account, the Advisor will take steps to stop this activity by contacting the insurance company that maintains the accounts for the underlying contract holders and seeking to have the insurance company enforce the separate account's policies on short-term or excessive trading, if any. In addition, the Advisor and the funds reserve the right to terminate a separate account's ability to invest in the funds if apparent short-term or excessive trading activity persists. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Advisor seeks to make such determinations in a manner consistent with the interests of the fund's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. Depending on the amount of fund shares held in a particular separate account (which may represent most of the fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in the fund. It is important to note that the Advisor and the fund do not have access to underlying shareholders' trading activity and that investors will be subject to the policies and procedures of their insurance company with respect to short-term and excessive trading in the fund.

The fund's policies and procedures may be modified or terminated at any time.


How to receive account information

If you are a Contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.


Please see the Contract prospectus or plan documents for tax-qualified plans for the customer service phone number.


How to buy and sell shares


Each insurance company and tax-qualified plan has different provisions about how and when their Contract owners or plan participants may buy and sell fund shares. Each insurance company and tax-qualified plan is responsible for communicating Contract owner's instructions to the fund. Contract owners should contact their insurance company or plan administrator to effect transactions in the fund.


How the Fund Calculates Share Price


To calculate net asset value per share or NAV, the fund uses the following equation:


                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------      = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING



The price at which you sell shares for the fund is also the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be the fund's use of fair value pricing. This is intended to reduce the fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent the fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares through the Contract. This is because some foreign markets are open on days and at times when the fund doesn't price their shares.


Distributions


The fund intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The fund may make additional distributions if necessary.

All distributions will be reinvested in shares of the fund unless we are informed that they should be paid out in cash. The insurance companies and plans will be informed about the amount and character of distributions from the fund for federal income tax purposes.


Taxes


The fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, Contract owners are not taxed currently on income or gains realized with respect to such Contracts. However, some distributions from such Contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences, such holders should consult the prospectus used in connection with the issuance of their particular Contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of Contracts, the separate accounts underlying such Contracts, as well as the fund in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund or separate account does not meet such requirements, income allocable to the Contracts associated with the separate account will be taxable currently to the holders of such Contracts and income from prior periods with respect to such Contracts also could be taxable.

Fund investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.


The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and Contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

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                                  intentionally
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To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the fund's performance. They also have detailed performance figures, a list of everything the fund owns and the fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call the customer service center at the telephone number shown in the Contract prospectus. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090. The fund's SAI and shareholder reports are also available through the Scudder Web site, www.scudder.com.

Scudder Distributors, Inc.                          SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                           Public Reference Section
Chicago, IL 60606-5808                              Washington, D.C. 20549-0102
(800) 778-1482
                                                    www.sec.gov
                                                    (202) 942-8090




                                                    SEC File #
--------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund -- Class A Shares   811-07507
Scudder Investments VIT Funds
--------------------------------------------------------------------------------





(05/01/05) vit-scif-a

--------------------------------------------------------------------------------

Scudder Investments VIT Funds


Scudder VIT Small Cap Index Fund




Prospectus


May 1, 2005




Class B Shares







This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus and plan documents for tax-qualified plans.




The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


   How the Fund Works                                            Your Investment in the Fund

     3  The Fund's Main Investment Strategy                        9  Policies About Transactions

     4  The Main Risks of Investing in the Fund                   10  Buying and Selling Shares

     5  The Fund's Performance History                            10  Important Information about Buying
                                                                      and Selling Shares
     6  How Much Investors Pay
                                                                  12  How the Fund Calculates Share Price
     6  Other Policies
                                                                  12  Distributions
     7  Who Manages and Oversees the Fund
                                                                  12  Taxes
     8  Financial Highlights
                                                                  13  Distribution Plan


How the Fund Works


This fund is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans (the "Contracts"). Your investment in the fund is made in conjunction with one of these Contracts. The fund has its own goal and strategy.

Remember that the fund is not a bank deposit. The fund is not insured or guaranteed by the FDIC or any other government agency. The share prices will go up and down, so be aware that you could lose money.


Please read this prospectus in conjunction with the prospectus for your variable life insurance policy, variable annuity contract or plan documents for tax-qualified plans.

Scudder VIT Small Cap Index Fund

The Fund's Main Investment Strategy


The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000(R) Index, which emphasizes stocks of small US companies. The Russell 2000(R) Index is a widely accepted benchmark of small company stock performance. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index which represents approximately 8% of the market capitalization of the Russell 3000(R) Index. Stocks in the Russell 2000(R) Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

The fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to replicating the Russell 2000(R) Index's performance, we cannot offer any assurance of achieving this objective. The fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we are not required to seek their approval to do so.


Index investing versus active management

Active management involves the portfolio management team buying and selling securities based on research and analysis. Unlike a fund that is actively managed, an index fund tries to replicate, as closely as possible, the performance of a target index by holding either all, or a representative sample, of the securities in the index. Indexing appeals to many investors for the following reasons:

o indexing provides simplicity because it is a straightforward market-replicating strategy;

o index funds generally provide diversification by investing in a wide variety of companies and industries;

o an index fund's performance is generally predictable in that the fund's value is expected to move in the same direction, up or down, as the target index;

o index funds tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research. Also, index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and

o    index funds generally realize low capital gains.

Strategy


The fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. Futures contracts and options are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The portfolio management team uses quantitative analysis techniques to structure the fund to obtain a high correlation to the Russell 2000(R) Index while keeping the fund as fully invested as possible in all market environments. To attempt to replicate the risk and return characteristics of the Russell 2000(R) Index as closely as possible, the fund invests in a statistically selected sample of the securities found in the Russell 2000(R) Index, using a process known as "optimization." This process selects stocks for the fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely replicate those of the securities in the Russell 2000(R) Index. Over the long term, we seek a correlation between the performance of the fund, before expenses, and the Russell 2000(R) Index of 95% or better. A figure of 100% would indicate perfect correlation.


Principal investments


Under normal circumstances, the fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000(R) Index and in derivative instruments, such as stock index futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000(R) Index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the Russell 2000(R) Index as a whole. We may exclude or remove any Russell 2000 stock from the fund if we believe that the stock is illiquid or has impaired financial conditions brought on by extraordinary events. At times, the portfolio management team may purchase a stock not included in the Russell 2000(R) Index when it is believed to be a cost-efficient way of approximating the Index's performance, for example, in anticipation of a stock being added to the Russell 2000(R) Index. The fund may hold assets in short-term debt securities or money market instruments for liquidity purposes.

The fund may lend its investment securities up to 30% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.


Investment process


In an effort to run an efficient and effective strategy, the fund uses the process of "optimization," a statistical sampling technique. First, the fund buys the stocks that make up the larger portions of the Russell 2000(R) Index's value in roughly the same proportion as the Russell 2000(R) Index. Second, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, the portfolio management team tries to replicate the industry and risk characteristics of all of the smaller companies in the Russell 2000(R) Index without buying all of those stocks. This approach attempts to maximize the fund's liquidity and returns while minimizing its costs. Historically, this fund has had a low portfolio turnover rate. Portfolio turnover measures the frequency that the fund sells and replaces the value of its securities within a given period. High turnover can increase a fund's transaction costs, thereby lowering its returns.


The Main Risks of Investing in the Fund


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the small company portion of the US market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Tracking Error Risk. There are several reasons that the fund's performance may not replicate the Russell 2000(R) Index exactly:

o Unlike the Russell 2000(R) Index, the fund incurs administrative expenses and transaction costs in trading stocks.

o The composition of the Russell 2000(R) Index and the stocks held by the fund may occasionally diverge.

o The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the fund's performance to deviate from the "fully invested" Russell 2000(R) Index.

Index Fund Risk. Because the fund invests at least 80% of its assets in the stocks of companies included in the Russell 2000(R) Index and in derivative instruments that provide exposure to the stocks of companies in the Russell 2000(R) Index, it cannot alter its investment strategy in response to fluctuations in the market segment represented by the Index.


Small Company Capitalization Risk. Small company stocks tend to experience steeper price fluctuations -- down as well as up -- than the stocks of larger companies. A shortage of reliable information -- the same information gap that creates opportunity -- can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company's financial resources. Small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.


Futures and Options Risk. The fund may invest, to a limited extent, in stock index futures or options, including but not limited to options on securities and options on stock index futures, which are types of derivatives. The fund will not use these derivatives for speculative purposes or as leveraged instruments that magnify the gains or losses of an investment.

The fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:


o the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

o the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and


o the risk that the fund cannot sell the derivative because of an illiquid secondary market.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

Securities Lending Risk. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

This fund is designed for investors interested in capital appreciation over the long term; exposure to the US equity markets as represented by smaller companies; and investment returns that track the performance of the Russell 2000(R) Index.

There is, of course, no guarantee that the fund will realize its goal.


The Fund's Performance History


The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the fund by showing changes in the fund's performance year to year. The bar chart shows the fund's actual return for each full calendar year since the fund began selling Class B shares on April 30, 2002. The table compares the fund's Class B shares average annual return with the Russell 2000(R) Index over one year and since the inception of Class B Shares. The Russell 2000(R) Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stock -- costs that are reflected in the fund's performance results. These figures also do not include the effect of Contract charges, which would lower the return shown. Past performance offers no indication of how the fund will perform in the future.


Scudder VIT Small Cap Index Fund -- Class B

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

-------------------------------------

                 2003       2004
-------------------------------------

                46.05       17.48



For the periods included in the bar chart:


Best Quarter: 22.95%, Q2 2003                Worst Quarter: -4.62%, Q1 2003

--------------------------------------------------------------------------------
Average Annual Total returns (%) as of 12/31/2004
--------------------------------------------------------------------------------

                                                               Since Inception
                              1 Year                        (April 30, 2002)^1
--------------------------------------------------------------------------------

Fund -- Class B Shares         17.48                            10.31
--------------------------------------------------------------------------------
Russell 2000(R) Index          18.33                            10.99

--------------------------------------------------------------------------------


^1   The performance of the Russell 2000(R) Index is calculated from April 30,
     2002.

Total returns would have been lower if operating expenses had not been reduced.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold fund shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the fund or any variable life insurance policy, variable annuity contract or tax-qualified plan for which the fund is an investment option. These charges and fees will increase expenses.


Scudder VIT Small Cap Index Fund

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                     0.35%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                           0.25
--------------------------------------------------------------------------------

Other Expenses                                                     0.13
--------------------------------------------------------------------------------
Total Annual Operating Expenses^1                                  0.73
--------------------------------------------------------------------------------
Fee Waivers and/or Expense Reimbursements^1                        0.03
--------------------------------------------------------------------------------
Total Net Annual Operating Expenses^1                              0.70
--------------------------------------------------------------------------------


^1 The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit expenses to 0.70% of the average daily net assets of the fund for the one year period commencing on May 1, 2005.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of fund shares to those of other mutual funds. This example assumes the expenses above remain the same.


It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example               1 Year          3 Years         5 Years         10 Years
--------------------------------------------------------------------------------

Class B shares          $72            $230             $403            $904

--------------------------------------------------------------------------------


Other Policies


While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without seeking shareholder approval. In addition, the fund's Board will provide shareholders with at least 60 days' notice prior to making any material changes to the fund's 80% investment policy, as described herein.

o The fund may trade securities more actively. This could raise transaction costs (thus lowering returns).

o The fund's Board of Trustees has the ability to terminate the fund at any time without shareholder approval.

o The fund's fundamental investment restrictions set forth in the Statement of Additional Information cannot be changed without a vote of the shareholders. The investment objective and all other investment policies of the fund are not fundamental and may be changed without shareholder approval.


For more information


This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

The fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund


Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. ("DeAM, Inc." or "Advisor"), Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The investment advisor


DeAM, Inc., with offices at 280 Park Avenue, New York, NY 10017, acts as investment advisor for this fund. As investment advisor, DeAM, Inc., under the supervision of the Board of Trustees, supervises and manages all of the fund's operations, including overseeing the activities of the subadvisor. DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients.

The Advisor receives a management fee from the fund. The actual rate paid by the fund net of waivers for the most recent fiscal year, as a percentage of the fund's average daily net assets was .32%.

The subadvisor

Northern Trust Investments, N. A. ("NTI"), 50 South LaSalle Street, Chicago, IL 60675, acts as investment subadvisor for the fund. As the fund's investment subadvisor, NTI makes the fund's investment decisions. It buys and sells securities for the fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. pays a fee to NTI for acting as subadvisor to the fund.

NTI is an investment advisor registered under the Investment Advisers Act of 1940. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI has managed accounts, including registered investment companies, designed to mirror the performance of the same index as that which the fund seeks to replicate. As of December 31, 2004, NTI had approximately $274 billion of assets under management.


NTI is a subsidiary of The Northern Trust Company, an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company.


The portfolio manager

James B. Francis is primarily responsible for the day-to-day management of the fund. Mr. Francis is a Senior Vice President of NTI where he is responsible for the management of various equity and equity index portfolios. Mr. Francis joined NTI in February 2005. He was a Senior Portfolio Manager with State Street Global Advisors where he managed various equity portfolios from 1988 to 2005.

The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure and information regarding other accounts he manages.

Regulatory and Litigation Matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.


Financial Highlights


The table below is designed to help you understand the fund's financial performance in recent years. The figures in the first part of the table are for a single Class B share of the fund. The total return figures represent the percentage that an investor would have earned (or lost), assuming all dividends and distributions are reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).


Scudder VIT Small Cap Index Fund -- Class B Shares

--------------------------------------------------------------------------------
                                                                  For the Period
                                                                     April 30,
                                                                  2002^1 through
                                                                   December 31,
 Years Ended December 31,                         2004      2003       2002
--------------------------------------------------------------------------------


Per Share Operating Performance:
--------------------------------------------------------------------------------
Net asset value, beginning of period           $12.23    $ 8.44        $ 11.23
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^2                         0.08      0.07          0.06
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on      2.05      3.80         -2.79
  investments and futures transactions
--------------------------------------------------------------------------------
  Total from investment operations                2.13      3.87         -2.73
--------------------------------------------------------------------------------
Distributions to Shareholders
--------------------------------------------------------------------------------
  Net investment income                         -0.02     -0.08          -0.05
--------------------------------------------------------------------------------
  Net realized gain on investment and futures
  transactions                                      --       --          -0.01
--------------------------------------------------------------------------------
  Total distributions                           -0.02     -0.08          -0.06
--------------------------------------------------------------------------------
Net asset value, end of period                 $ 14.34   $ 12.23       $  8.44
--------------------------------------------------------------------------------
Total Investment Return (%)^3                   17.48     46.05         -24.34^4
--------------------------------------------------------------------------------

Supplemental Data and Ratios
--------------------------------------------------------------------------------
Net assets, end of period (000s omitted)       $35,180   $17,540       $ 2,167
--------------------------------------------------------------------------------
Ratios to average net assets:
  Net investment income (%)                       0.66      0.66          1.11^5
--------------------------------------------------------------------------------
  Expenses after waivers and/or reimbursements
  (%)                                             0.70      0.70          0.70^5
--------------------------------------------------------------------------------
  Expenses before waivers and/or
  reimbursements (%)                              0.73      0.87          0.88^5
--------------------------------------------------------------------------------
Portfolio turnover rate  (%)                        22        28            40
--------------------------------------------------------------------------------


^1   Commencement of operations.

^2   Calculated based on average shares.

^3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived, the total return would have been lower.

^4 Total return calculated for a period of less than one year is not annualized.

^5   Annualized.

--------------------------------------------------------------------------------

Your Investment in the Fund


The information in this section may affect anyone who selects this fund as an investment option in a variable annuity contract, variable life insurance policy, or tax-qualified plan that offers the fund. These Contracts are described in separate prospectuses issued by participating insurance companies or plan documents for tax-qualified plans. The fund assumes no responsibility for such prospectuses or plan documents.


Policies About Transactions


The information in this prospectus applies to Class B shares of the fund. Class B shares are offered at net asset value and are subject to a 12b-1 fee.

Technically, the shareholders of the fund are the participating insurance companies (the "insurance companies") that offer the fund as a choice for holders of certain variable annuity contracts, variable life insurance policies issued or sponsored by the insurance companies and tax-qualified plans. The insurance companies effectively pass through the ownership of fund shares to their Contract owners and some may pass through voting rights as well. The fund does not sell shares directly to the public. The fund sells its shares only to separate accounts of insurance companies and may also sell to certain tax-qualified plans. As a Contract owner, your premium payments or plan assets are allocated to the fund by the insurance companies in accordance with your Contract. Please see the contract prospectus or plan document that accompanies this prospectus for a detailed explanation of your Contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies and tax-qualified plans. For example, Retail Funds, unlike the fund, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the fund, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the fund and have different expense ratios than the fund. As a result, the performance of the fund and a Retail Fund will differ.

Should any conflict between Contract owners arise that would require that a substantial amount of net assets be withdrawn from the fund, orderly portfolio management could be disrupted to the potential detriment of Contract owners in such fund.

The fund has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: When an insurance company opens an account, the fund will ask for its name, address and other information that will allow the fund to identify the company. This information will be verified to ensure the identity of all persons opening an account.

For certain insurance companies, the fund might request additional information (for instance, the fund would ask for documents such as the insurance company's articles of incorporation) to help the fund to verify the insurance company's identity.

The fund will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The fund may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The Advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing fund shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced their recommendation of the fund.


Buying and Selling Shares


The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The fund continuously sells shares to each insurance company, without a sales charge, at the next net asset value per share determined after a proper purchase order is placed with the insurance company. The insurance company offers Contract owners units in its separate accounts which directly correspond to shares in the fund. Each insurance company submits purchase and redemption orders to the fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for Contract owners, as set forth in the prospectus for the Contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their Contract prospectuses or plan documents for tax-qualified plans for redemption procedures and fees.


Important Information About Buying and Selling Shares


o After receiving a Contract owner's order, the insurance company buys or sells shares at the next price calculated on any day the fund is open for business.

o Unless otherwise instructed, the fund normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o    The fund does not issue share certificates.

o The fund reserves the right to reject purchases of shares including exchanges for any reason.

o The fund reserves the right to withdraw or suspend the offering of shares at any time.

o The fund reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its securities or pricing its shares.

o The fund may refuse, cancel or rescind any purchase; freeze any account (meaning the insurance company will not be able to purchase shares in your account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the fund, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law.

o The fund may close and liquidate an account if the fund is unable to verify provided information, or for other reasons; if the fund decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the fund shares and the insurance company may incur tax liability.

o A Contract owner's purchase order may not be accepted if the sale of fund shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the fund's shareholders.

o Currently, the fund does not foresee any disadvantages to Contract owners arising from the fact that the interests of the holders of Contracts may differ. Nevertheless, the Board of Trustees of the fund intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

Market Timing Policies and Procedures. Short-term and excessive trading of fund shares may present risks to the fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of the fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for funds investing in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the fund (e.g., "time zone arbitrage").

The fund discourages short-term and excessive trading. The fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by the Board.

The fund's policies include:

o the fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the fund; and

o the fund has adopted certain fair valuation practices reasonably designed to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the fund. (See "How the fund calculates share price" in this prospectus.)

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the fund is detected in a particular separate account, the Advisor will take steps to stop this activity by contacting the insurance company that maintains the accounts for the underlying contract holders and seeking to have the insurance company enforce the separate account's policies on short-term or excessive trading, if any. In addition, the Advisor and the funds reserve the right to terminate a separate account's ability to invest in the funds if apparent short-term or excessive trading activity persists. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Advisor seeks to make such determinations in a manner consistent with the interests of the fund's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. Depending on the amount of fund shares held in a particular separate account (which may represent most of the fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in the fund. It is important to note that the Advisor and the fund do not have access to underlying shareholders' trading activity and that investors will be subject to the policies and procedures of their insurance company with respect to short-term and excessive trading in the fund.

The fund's policies and procedures may be modified or terminated at any time.


How to receive account information

If you are a Contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.


Please see the Contract prospectus or plan documents for tax-qualified plans for the customer service phone number.


How to buy and sell shares


Each insurance company and tax-qualified plan has different provisions about how and when their Contract owners or plan participants may buy and sell fund shares. Each insurance company and tax-qualified plan is responsible for communicating Contract owner's instructions to the fund. Contract owners should contact their insurance company or plan administrator to effect transactions in the fund.

How the Fund Calculates Share Price


To calculate net asset value per share or NAV, the fund uses the following equation:


                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------       = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING



The price at which you sell shares for the fund is also the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be the fund's use of fair value pricing. This is intended to reduce the fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares through the Contract. This is because some foreign markets are open on days and at times when the fund doesn't price their shares.


Distributions


The fund intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The fund may make additional distributions if necessary.

All distributions will be reinvested in shares of the fund unless we are informed that they should be paid out in cash. The insurance companies and plans will be informed about the amount and character of distributions from the fund for federal income tax purposes.


Taxes


The fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.


Generally, Contract owners are not taxed currently on income or gains realized with respect to such Contracts. However, some distributions from such Contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for Contract owners, such holders should consult the prospectus used in connection with the issuance of their particular Contracts or policies.


In order for investors to receive the favorable tax treatment available to holders of Contracts the separate accounts underlying such Contracts, as well as the fund in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund or separate account does not meet such requirements, income allocable to the Contracts associated with the separate account will be taxable currently to the holders of such Contracts and income from prior periods with respect to such Contracts also could be taxable.


Fund investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and Contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Distribution Plan


The fund has adopted a Distribution (12b-1) Plan that allows it to pay distribution and service fees for the sale and distribution of Class B shares and for services provided to shareholders. The plan permits the fund to pay the fund's distributor an annual fee, not to exceed 0.25% of the average daily net assets of the fund's Class B shares. The distributor may use this fee as well as other assets of the distributor to compensate sponsoring insurance companies for selling Class B shares. Payments may also be made to financial institutions, industry professionals and broker-dealers for providing distribution assistance and other shareholder services relating to the sale of the fund's Class B shares. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                   This page
                                 intentionally
                                  left blank.

                                   This page
                                 intentionally
                                  left blank.

--------------------------------------------------------------------------------

To Get More Information



Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the fund's performance. They also have detailed performance figures, a list of everything the fund owns and the fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call the customer service center at the telephone number shown in the accompanying contract prospectus. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090. The fund's SAI and shareholder reports are also available through the Scudder Web site, www.scudder.com.

Scudder Distributors, Inc.                           SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                            Public Reference Section
Chicago, IL 60606-5805                               Washington, D.C. 20549-0102
(800) 778-1482
                                                     www.sec.gov
                                                     (202) 942-8090




                                                     SEC File #
--------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund -- Class B Shares   811-07507
Scudder Investments VIT Funds
--------------------------------------------------------------------------------




(05/01/05) vit-scif-b

--------------------------------------------------------------------------------

Scudder Investments VIT Funds


Scudder Real Estate Securities Portfolio




Prospectus


May 1, 2005




Class A Shares







This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus and plan documents for tax-qualified plans.




The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


How the Portfolio Works                            Your Investment in the Portfolio

 3  The Portfolio's Main Investment Strategy       10   Policies About Transactions

 4  The Main Risks of Investing in the Portfolio   11   Buying and Selling Shares

 5  Portfolio Performance                          11   Important Information about Buying and Selling Shares

 6  How Much Investors Pay                         12   How the Portfolio Calculates Share Price

 6  Other Policies and Secondary Risks             13   Distributions

 7  Who Manages and Oversees the Portfolio         13   Taxes

 9  Financial Highlights





How the Portfolio Works

This Portfolio is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans (the "Contracts"). Your investment in the Portfolio is made in conjunction with one of these Contracts. The Portfolio has its own goal and strategy.

Remember that the Portfolio is not a bank deposit. The Portfolio is not insured or guaranteed by the FDIC or any other government agency. The share prices will go up and down, so be aware that you could lose money.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy, variable annuity contract or plan documents for tax-qualified plans.

Scudder Real Estate Securities Portfolio

This Portfolio is designed for investors interested in an investment that seeks long-term capital appreciation and current income through investment in real estate securities.

The Portfolio's Main Investment Strategy

The Portfolio's investment objectives are long-term capital appreciation and current income.

The Portfolio invests primarily in real estate securities. Under normal circumstances, the Portfolio intends to keep at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of an investment), invested in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the portfolio managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Portfolio are attributed to the ownership, construction, management or sale of real estate.

The portfolio managers look for real estate securities they believe will provide superior returns to the Portfolio over the long term, and attempt to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the portfolio managers track economic conditions and real estate market performance in major metropolitan areas and analyze performance of various property types within those regions. To perform this analysis, the portfolio managers use information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Portfolio may invest. Their analysis also includes the companies' management structure, financial structure and business strategy. The goal of this analysis is to determine which of the issuers the portfolio managers believe will be the most profitable to the Portfolio over the long term. The portfolio managers also consider the performance and outlook of the real estate securities markets in general when making investment decisions. The portfolio managers do not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The portfolio managers may choose to sell a security for a variety of reasons, but typically the portfolio managers will sell if they believe that one or more of the following is true:

o  a security is not fulfilling its investment purpose;

o  a security has reached its optimum valuation; or

o  a particular company or general economic conditions have changed.


Based on its recent purchases, the portfolio managers expect the Portfolio's assets will be invested primarily in equity REITs. In changing markets conditions, the Portfolio may invest in other funds or REITs.


Other investments

When the portfolio managers believe that it is prudent, the Portfolio may invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, equity securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the Portfolio's cash assets remain liquid while performing more like stocks. The Portfolio has a non-fundamental investment policy that it cannot use derivatives as leveraged investments that magnify the gains or losses of an investment. For example, the portfolio managers cannot invest in a derivative security if it would be possible for the Portfolio to lose more money than it invested. Non-fundamental policies may be changed by the Portfolio's Board of Trustees without shareholder approval.

The Main Risks of Investing in the Portfolio


There are several risk factors that could hurt the Portfolio's performance, cause you to lose money or cause the Portfolio's performance to trail that of other investments.


o Stock Market Risk. As with most stock funds, the most important factor with this Portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the Portfolio makes and the Portfolio may not be able to get an attractive price for them.

o Concentrated Portfolio Risk. The Portfolio concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as:

   - declines in property values;

   - increases in property taxes, operating expenses, interest rates or competition;

   - overbuilding;

   - zoning changes; and

   - losses from casualty or condemnation.

o Non-Diversification Risk. The Portfolio is classified as "non-diversified." This means that the Portfolio may invest in the securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the Portfolio invested in a larger number of issuers.

o Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the Portfolio has valued its securities too highly, you may end up paying too much for shares when you buy into the Portfolio. If the Portfolio underestimates its price, you may not receive the full market value for your shares when you sell.


Other factors that could affect performance include:


o the Portfolio managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters; and


o the market value of the individual securities the Portfolio owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.


The Portfolio is designed for investors interested in an investment that seeks long-term capital appreciation and current income through investment in real estate securities.

There is, of course, no guarantee that the Portfolio will realize its goal.

Portfolio Performance

The bar chart shows how the performance for the Portfolio has varied from year to year, which may give some idea of risk. The table below shows how Portfolio performance compares with two broad-based market indexes (which, unlike the Portfolio, do not have any fees or expenses). The performance of both the Portfolio and the indexes varies over time. All figures assume reinvestment of dividends and distributions.

Class A shares commenced operations on August 16, 2004 and therefore do not have a full calendar year of performance. In the bar chart and table, the performance figures reflect the historical performance of another share class of the Portfolio (Class B). Although Class B shares are not offered in this prospectus, they are invested in the same portfolio and the annual total returns differ only to the extent that the classes have different fees and expenses. These figures also do not include the effect of Contract charges, which would lower the returns shown. Past performance offers no indication of how the Portfolio will perform in the future.

Scudder Real Estate Securities Portfolio -- Class B

Average Annual Total Returns (%) as of 12/31 each year


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


                                                                        30.73

--------------------------------------------------------------------------------
                                                                        2004
--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 15.92%, Q4 2004             Worst Quarter: -4.89%, Q2 2004

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2004
--------------------------------------------------------------------------------
                                          1 Year            Since Inception*
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
Portfolio -- Class A Shares               30.73                   34.76
--------------------------------------------------------------------------------
Index 1 (reflects no deductions           31.49                   37.63
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deductions           10.88                   20.32
for fees, expenses or taxes)
--------------------------------------------------------------------------------

Index 1: Morgan Stanley REIT Index is a total return index comprised of the most actively traded REITs and is designed to be a measure of real estate equity performance.

Index 2: Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*    Inception 5/1/2003. Index returns begin 4/30/2003.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the Portfolio or any variable life insurance policy, variable annuity contract, or tax-qualified plan for which the Portfolio is an investment option. These charges and fees will increase expenses.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Annual Operating Expenses, deducted from Portfolio assets

--------------------------------------------------------------------------------
Management Fee                                                     0.90%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                           None
--------------------------------------------------------------------------------

Other Expenses                                                     0.37
--------------------------------------------------------------------------------
Total Annual Operating Expenses (before fee waivers and/or         1.27
expense reimbursements)
--------------------------------------------------------------------------------
Fee Waivers and/or Expense Reimbursements^1                        0.17

--------------------------------------------------------------------------------
Total Net Annual Operating Expenses                                1.10
--------------------------------------------------------------------------------


^1 The advisor and the administrator have contractually agreed to waive their fees and/or reimburse expenses of the Portfolio, to the extent necessary, to limit expenses to 1.10% of the average daily net assets of the Portfolio for the one-year period commencing May 1, 2005.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Portfolio shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example          1 Year           3 Years             5 Years          10 Years
--------------------------------------------------------------------------------
Class A           $112             $386                $681              $1,519
--------------------------------------------------------------------------------


Other Policies and Secondary Risks

While the sections on the previous pages describe the main points of the Portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Portfolio's Board of Trustees could change the Portfolio's investment objectives without seeking shareholder approval. The Portfolio's Board will provide shareholders with at least 60 days' notice prior to making any material changes to the Portfolio's 80% investment policy.


o As a temporary defensive measure, the portfolio managers could shift up to 100% of the Portfolio's assets into investments such as money market securities and investment grade income producing debt securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the Portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.


o The Portfolio may trade securities more actively. This could raise transaction costs (thus lowering returns).

o The Portfolio's equity investments are mainly common stocks but may also include other types of equities such as preferred stocks or convertible securities.

o The Portfolio's Board has the ability to terminate the Portfolio at any time without shareholder approval.

o The Portfolio's fundamental investment restrictions set forth in the Statement of Additional Information cannot be changed without a vote of the shareholders. The investment objectives and all other investment policies of the Portfolio are not fundamental and may be changed without shareholder approval.

Secondary risks


Derivatives Risk. Although not one of its principal investment strategies, the Portfolio may invest in certain types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and the risk that the Portfolio will be unable to sell the derivative because of an illiquid secondary market. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Portfolio.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the Portfolio.

If you want more information on the Portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


The Portfolio's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The Portfolio's Statement of Additional Information includes a description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings.


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Portfolio


Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. ("DeAM, Inc." or "Advisor"), Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The investment advisor


DeAM, Inc., with offices at 280 Park Avenue, New York, NY 10017, acts as investment advisor for this Portfolio. As investment advisor, DeAM, Inc., under the supervision of the Board of Trustees supervises, and manages all of the Portfolio's operations, including overseeing the activities of the subadvisor. DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients.

The Advisor receives a management fee from the Portfolio. The actual rate paid by the Portfolio, net of waivers, for the most recent fiscal year, as a percentage of the Portfolio's average daily net assets was .73%.

The subadvisor

RREEF America L.L.C. ("RREEF" or the "Subadvisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the Portfolio. DeAM, Inc. pays a fee to RREEF for acting as subadvisor to the Portfolio.


RREEF makes the Portfolio's investment decisions, buys and sells securities for the Portfolio and conducts research that leads to these purchase and sale decisions. RREEF is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

RREEF has provided real estate investment management services to institutional investors since 1975 across a diversified portfolio of industrial properties, office buildings, residential apartments and shopping centers. RREEF has also been an investment advisor of real estate securities since 1993.


Other services. Scudder Investments Service Company serves as the Portfolio's transfer agent ("SISC" or "Transfer Agent"). SISC is an indirect, wholly owned subsidiary of Deutsche Bank AG.

The portfolio managers


The Portfolio is managed by a team of investment professionals who collaborate to implement the Portfolio's investment strategy. The team is led by a lead portfolio manager who is responsible for developing the Portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the Portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.


The following people handle the day-to-day management of the Portfolio.


John F. Robertson, CFA                                      John W. Vojticek
Partner of RREEF and Lead Manager of the Portfolio.         Partner of RREEF and Co-Manager of the Portfolio.
  o   Joined RREEF in 1997, Deutsche Asset Management,        o   Joined RREEF, Deutsche Asset Management, Inc. and
      Inc. in 2002 and the Portfolio in 2003 (Lead Manager        the Portfolio in September 2004.
      as of December 31, 2004).                               o   Prior to that, Principal at KG Redding and Associates,
  o   Prior to that, Assistant Vice President of Lincoln          March 2004-September 2004.
      Investment Management responsible for REIT              o   Prior to that, Managing Director of RREEF from
      research.                                                   1996-March 2004 and Deutsche Asset Management, Inc.
  o   Over 14 years of investment industry experience.            from 2002-March 2004.
  o   MBA, Indiana University.                                o   Nine years of investment industry experience.

Jerry W. Ehlinger, CFA                                      Mark D. Zeisloft, CFA
Managing Director of RREEF and Co-Manager of the            Managing Director of RREEF and Co-Manager of the Portfolio.
Portfolio.                                                    o   Joined RREEF in 1996, Deutsche Asset Management, Inc.
  o   Joined RREEF, Deutsche Asset Management, Inc. and           in 2002 and the Portfolio in 2003.
      the Portfolio in 2004.                                  o   Over 15 years of investment industry experience.
  o   Prior to that, Senior Vice President at Heitman Real    o   MBA, University of Chicago.
      Estate Investment Management from 2000-2004.
  o   Prior to that, Senior Research Associate at Morgan
      Stanley Asset Management from 1995-2000.
  o   Over nine years of investment industry experience.
  o   MS, University of Wisconsin-Madison.

The Portfolio's Statement of Additional Information provides additional information about the portfolio managers' investments in the Portfolio, a description of their compensation structure, and information regarding other accounts they manage.

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Financial Highlights


The table below is designed to help you understand the Portfolio's financial performance in a recent year. The figures in the first part of the table are for a single Class A share of the Portfolio. The total return figures represent the percentage that an investor would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Portfolio's annual report (see "Shareholder reports" on the back cover).


Scudder Real Estate Securities Portfolio -- Class A


--------------------------------------------------------------------------------
 Years Ended December 31,                                                 2004^a
--------------------------------------------------------------------------------


Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 13.32
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                           .07
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions      2.94
--------------------------------------------------------------------------------
  Total from investment operations                                        3.01
--------------------------------------------------------------------------------
Net asset value, end of period                                         $ 16.33
--------------------------------------------------------------------------------
Total Return (%)^c                                                       22.60**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                       1
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                           1.27*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                            1.10*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                 1.24*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 84
--------------------------------------------------------------------------------

^a For the period August 16, 2004 (commencement of sales of Class A shares) to December 31, 2004.

^b   Based on average shares outstanding during the period.

^c   Total return would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

--------------------------------------------------------------------------------

Your Investment in the Portfolio



The information in this section may affect anyone who selects this Portfolio as an investment option in a variable annuity contract, variable life insurance policy, or tax-qualified plan that offers the Portfolio. These Contracts are described in separate prospectuses issued by participating insurance companies or plan documents for tax-qualified plans. The Portfolio assumes no responsibility for such prospectuses or plan documents.


Policies About Transactions

The information in this prospectus applies to Class A shares of the Portfolio.


Technically, the shareholders of the Portfolio are the participating insurance companies (the "insurance companies") that offer the Portfolio as a choice for holders of certain variable annuity contracts and variable life insurance policies issued or sponsored by the insurance companies and tax-qualified plans. The insurance companies effectively pass through the ownership of Portfolio shares to their Contract owners and some may pass through voting rights as well. The Portfolio does not sell shares directly to the public. The Portfolio sells its shares only to separate accounts of insurance companies and may also sell to certain tax-qualified plans. As a Contract owner, your premium payments or plan assets are allocated to the Portfolio by the insurance companies in accordance with your Contract. Please see the Contract prospectus or plan document for a detailed explanation of your Contract.

Please bear in mind that there are important differences between Portfolios available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies and tax-qualified plans. For example, Retail Funds, unlike the Portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the Portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the Portfolio and have different expense ratios than the Portfolio. As a result, the performance of the Portfolio and a Retail Fund will differ.

Should any conflict between Contract owners arise that would require that a substantial amount of net assets be withdrawn from the Portfolio, orderly portfolio management could be disrupted to the potential detriment of Contract owners in the Portfolio.


The Portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: When an insurance company opens an account, the Portfolio will ask for its name, address and other information that will allow the Portfolio to identify the company. This information will be verified to ensure the identity of all persons opening an account.

For certain insurance companies, the Portfolio might request additional information (for instance, the Portfolio would ask for documents such as the insurance company's articles of incorporation) to help the Portfolio to verify the insurance company's identity.

The Portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The Portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.


The Advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing Portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced their recommendation of the Portfolio.

Buying and Selling Shares

The Portfolio is open for business each day the New York Stock Exchange is open. The Portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).


The Portfolio continuously sells shares to each insurance company, without a sales charge, at the next net asset value per share determined after a proper purchase order is placed with the insurance company. The insurance company offers Contract owners units in its separate accounts which directly correspond to shares in the Portfolio. Each insurance company submits purchase and redemption orders to the Portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for Contract owners, as set forth in the prospectus for the Contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their Contract prospectuses or plan documents for tax-qualified plans for redemption procedures and fees.


Important information about buying and selling shares

o After receiving a Contract owner's order, the insurance company buys or sells shares at the next price calculated on any day the Portfolio is open for business.

o Unless otherwise instructed, the Portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The Portfolio does not issue share certificates.

o The Portfolio reserves the right to reject purchases of shares including exchanges for any reason.

o The Portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The Portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the Portfolio from disposing of its securities or pricing its shares.

o The Portfolio may refuse, cancel or rescind any purchase; freeze any account (meaning the insurance company will not be able to purchase shares in your account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the Portfolio, they are deemed to be in the Portfolio's best interest or when the Portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The Portfolio may close and liquidate an account if the Portfolio is unable to verify provided information, or for other reasons; if the Portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the Portfolio shares and the insurance company may incur tax liability.


o A Contract owner's purchase order may not be accepted if the sale of Portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the Portfolio's shareholders.

o Currently, the Portfolio does not foresee any disadvantages to Contract owners arising from the fact that the interests of the holders of Contracts may differ. Nevertheless, the Board of Trustees of the Portfolio intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

Market Timing Policies and Procedures. Short-term and excessive trading of Portfolio shares may present risks to the Portfolio's long-term shareholders, including potential dilution in the value of Portfolio shares, interference with the efficient management of the Portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for funds investing in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the Portfolio (e.g., "time zone arbitrage").

The Portfolio discourages short-term and excessive trading. The Portfolio will take steps to detect and deter short-term and excessive trading pursuant to the Portfolio's policies as described in this prospectus and approved by the Board.

The Portfolio's policies include:

o the Portfolio reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the Portfolio; and

o the Portfolio has adopted certain fair valuation practices reasonably designed to protect the Portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the Portfolio. (See "How the Portfolio Calculates Share Price" in the Portfolio's prospectus.)

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the Portfolio is detected in a particular separate account, the Advisor will take steps to stop this activity by contacting the insurance company that maintains the accounts for the underlying Contract owners and seeking to have the insurance company enforce the separate account's policies on short-term or excessive trading, if any. In addition, the Advisor and the Portfolios reserve the right to terminate a separate account's ability to invest in the Portfolios if apparent short-term or excessive trading activity persists. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Advisor seeks to make such determinations in a manner consistent with the interests of the Portfolio's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. Depending on the amount of Portfolio shares held in a particular separate account (which may represent most of the Portfolio's shares) short-term and/or excessive trading of Portfolio shares could adversely affect long-term shareholders in the Portfolio. It is important to note that the Advisor and the Portfolio do not have access to underlying shareholders' trading activity and that investors will be subject to the policies and procedures of their insurance company with respect to short-term and excessive trading in the Portfolio.

The Portfolio's policies and procedures may be modified or terminated at any time.


How to receive account information

If you are a Contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus or plan documents for tax-qualified plans that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company and tax-qualified plan has different provisions about how and when their Contract owners or plan participants may buy and sell Portfolio shares. Each insurance company and tax-qualified plan is responsible for communicating Contract owner's instructions to the Portfolio. Contract owners should contact their insurance company or plan administrator to effect transactions in the Portfolio.

How the Portfolio Calculates Share Price

To calculate net asset value per share or NAV, the Portfolio uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                 -------------------------------------  = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the Portfolio is also the NAV.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the Portfolio's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the Portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of Portfolio assets that is invested in non-US securities, the more extensive will be the Portfolio's use of fair value pricing. This is intended to reduce the Portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the Portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell Portfolio shares through the Contract. This is because some foreign markets are open on days and at times when the Portfolio doesn't price their shares.



Distributions

The Portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The Portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the Portfolio unless we are informed that they should be paid out in cash. The insurance companies and plans will be informed about the amount and character of distributions from the Portfolio for federal income tax purposes.


Taxes

The Portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.


Generally, Contract owners are not taxed currently on income or gains realized with respect to such Contracts. However, some distributions from such Contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for Contract owners, such holders should consult the prospectus used in connection with the issuance of their particular Contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of Contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. The Portfolio intends to comply with these requirements. If the Portfolio or separate account does not meet such requirements, income allocable to the Contracts associated with the separate account will be taxable currently to the holders of such Contracts and income from prior periods with respect to such Contracts also could be taxable.


Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and Contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

                                    This page
                                  intentionally
                                   left blank.

                                    This page
                                  intentionally
                                   left blank.

--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from the Portfolio's management team about recent market conditions and the Portfolio's performance. They also have detailed performance figures, a list of everything the Portfolio owns and the Portfolio's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the Portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


For a free copy of any of these documents or to request other information about the Portfolio, call the customer service center at the telephone number shown in the accompanying contract prospectus. These documents and other information about the Portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the Portfolio, including the Portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090. The Portfolio's SAI and shareholder reports are also available through the Scudder Web site, www.scudder.com.


Scudder Distributors, Inc.                      SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                       Public Reference Section
Chicago, IL 60606-5808                          Washington, D.C. 20549-0102

(800) 778-1482                                  (202) 942-8090

                                                www.sec.gov






                                                                   SEC File #
--------------------------------------------------------------------------------
Scudder Real Estate Securities Portfolio -- Class A Shares         811-07507

Scudder Investments VIT Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Investments VIT Funds



Scudder Real Estate Securities Portfolio






Prospectus


May 1, 2005




Class B Shares








This prospectus should be read in conjunction with the variable life insurance policy or variable annuity contract prospectus and plan documents for tax-qualified plans.




The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


How the Portfolio Works                                 Your Investment in the Portfolio

3  The Portfolio's Main Investment Strategy             10 Policies About Transactions

4  The Main Risks of Investing in the Portfolio         11 Buying and Selling Shares

5  Portfolio Performance 11 Buying and Selling          11 Important Information about
                                                           Buying and Selling Shares
6  How Much Investors Pay
                                                        12 How the Portfolio Calculates Share Price
6  Other Policies and Secondary Risks
                                                        13 Distributions
7  Who Manages and Oversees the Portfolio
                                                        13 Taxes
9  Financial Highlights
                                                        13 Distribution Plan


How the Portfolio Works

This Portfolio is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans (the "Contracts"). Your investment in the Portfolio is made in conjunction with one of these Contracts. The Portfolio has its own goal and strategy.

Remember that the Portfolio is not a bank deposit. The Portfolio is not insured or guaranteed by the FDIC or any other government agency. The share prices will go up and down, so be aware that you could lose money.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy, variable annuity contract or plan documents for tax-qualified plans.

Scudder Real Estate Securities Portfolio

This Portfolio is designed for investors interested in an investment that seeks long-term capital appreciation and current income through investment in real estate securities.


The Portfolio's Main Investment Strategy

The Portfolio's investment objectives are long-term capital appreciation and current income.

The Portfolio invests primarily in real estate securities. Under normal circumstances, the Portfolio intends to keep at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), invested in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the portfolio managers, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Portfolio are attributed to the ownership, construction, management or sale of real estate.

The portfolio managers look for real estate securities they believe will provide superior returns to the Portfolio over the long term, and attempt to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the portfolio managers track economic conditions and real estate market performance in major metropolitan areas and analyze performance of various property types within those regions. To perform this analysis, the portfolio managers use information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Portfolio may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of this analysis is to determine which of the issuers the portfolio managers believe will be the most profitable to the Portfolio over the long term. The portfolio managers also consider the performance and outlook of the real estate securities markets in general when making investment decisions. The portfolio managers do not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The portfolio managers may choose to sell a security for a variety of reasons, but typically the portfolio managers will sell if they believe that one or more of the following is true:

o  a security is not fulfilling its investment purpose;

o  a security has reached its optimum valuation; or

o  a particular company or general economic conditions have changed.


Based on its recent purchases, the portfolio managers expect the Portfolio's assets will be invested primarily in equity REITs. In changing market conditions, the Portfolio may invest in other types of REITs.


Other investments

When the portfolio managers believe that it is prudent, the Portfolio may invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, equity securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the Portfolio's cash assets remain liquid while performing more like stocks. The Portfolio has a non-fundamental investment policy that it cannot use derivatives as leveraged investments that magnify the gains or losses of an investment. For example, the portfolio managers cannot invest in a derivative security if it would be possible for the Portfolio to lose more money than it invested. Non-fundamental policies may be changed by the Portfolio's Board of Trustees without shareholder approval.

The Main Risks of Investing in the Portfolio


There are several risk factors that could hurt the Portfolio's performance, cause you to lose money or cause the Portfolio's performance to trail that of other investments.


o Stock Market Risk. As with most stock funds, the most important factor with this Portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the Portfolio makes and the Portfolio may not be able to get an attractive price for them.

o Concentrated Portfolio Risk. The Portfolio concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as:

   -  declines in property values;

   - increases in property taxes, operating expenses, interest rates or competition;

   -  overbuilding;

   -  zoning changes; and

   -  losses from casualty or condemnation.

o Non-Diversification Risk. The Portfolio is classified as a "non-diversified" investment company, which means that the Portfolio may invest in the securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the Portfolio was diversified.

o Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the Portfolio has valued its securities too highly, you may end up paying too much for shares when you buy into the Portfolio. If the Portfolio underestimates its price, you may not receive the full market value for your shares when you sell.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters; and

o the market value of the individual securities the Portfolio owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

The Portfolio is designed for investors interested in an investment that seeks long-term capital appreciation and current income through investment in real estate securities.

There is, of course, no guarantee that the Portfolio will realize its goal.

Portfolio Performance


The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Portfolio by showing changes in the Portfolio's performance year to year. The bar chart shows the Portfolio's actual return for the full calendar year since the Portfolio began selling Class B shares on May 1, 2003. The table below shows how Portfolio performance compares with two broad-based market indexes (which, unlike the Portfolio, do not have any fees or expenses). The performance of both the Portfolio and indexes varies over time. These figures also do not include the effect of Contract charges, which would lower the return shown. Past performance offers no indication of how the Portfolio will perform in the future.


Scudder Real Estate Securities Portfolio -- Class B


Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2004       30.73


For the periods included in the bar chart:

Best Quarter: 15.92%, Q4 2004                Worst Quarter: -4.89%, Q2 2004



--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2004
--------------------------------------------------------------------------------

Class B                                   1 Year            Since Inception*
--------------------------------------------------------------------------------

Portfolio -- Class B Shares               30.73                   34.76
--------------------------------------------------------------------------------
Index 1 (reflects no deductions           31.49                   37.63
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deductions           10.88                   20.32
for fees, expenses or taxes)
--------------------------------------------------------------------------------

Index 1: Morgan Stanley REIT Index is a total return index comprised of the most actively traded REITs and is designed to be a measure of real estate equity performance.

Index 2: Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*    Inception 5/1/2003. Index comparisons begin on4/30/2003.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the Portfolio or any variable life insurance policy, variable annuity contract, or tax-qualified plan for which the Portfolio is an investment option. These charges and fees will increase expenses.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Annual Operating Expenses, deducted from Portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.90%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                           0.25
--------------------------------------------------------------------------------
Other Expenses^1                                                   0.52
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                    1.67
--------------------------------------------------------------------------------
Fee Waivers and/or Expense Reimbursements^2                        0.17
--------------------------------------------------------------------------------
Total Net Annual Operating Expenses                                1.50
--------------------------------------------------------------------------------


^1 Includes expenses of compensation arrangements with certain participating insurance companies for record keeping as approved by the Trustees of the Portfolio. Record keeping fees can be charged up to 0.15%.


^2 The advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses of the Portfolio, to the extent necessary, to limit expenses to 1.50% of the average daily net assets of the Portfolio for the one-year period commencing May 1, 2005.


Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Portfolio shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Examp1e   l Year         3 Years              5 Years                10 Years
--------------------------------------------------------------------------------

Class B    $153            $510                $891                   $1,962
--------------------------------------------------------------------------------


Other Policies and Secondary Risks

While the sections on the previous pages describe the main points of the Portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Portfolio's Board of Trustees could change the Portfolio's investment objectives without seeking shareholder approval. The Portfolio's Board will provide shareholders with at least 60 days' notice prior to making any material changes to the Portfolio's 80% investment policy.


o As a temporary defensive measure, the portfolio managers could shift up to 100% of debt assets into investments such as money market securities and investment grade income producing the Portfolio's securities. This measure could prevent losses, but, while engaged in a temporary defensive position. The Portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions


o The Portfolio may trade securities more actively. This could raise transaction costs (thus lowering returns).

o The Portfolio's equity investments are mainly common stocks, but may also include other types of equities such as preferred stocks or convertible securities.

o The Portfolio's Board has the ability to terminate the Portfolio at any time without shareholder approval.

o The Portfolio's fundamental investment restrictions set forth in the Statement of Additional Information cannot be changed without a vote of the shareholders. The investment objectives and all other investment policies of the Portfolio are not fundamental and may be changed without shareholder approval.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, the Portfolio may invest in certain types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security or currency to which it relates; the risk that the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and the risk that the Portfolio will be unable to sell the derivative because of an illiquid secondary market. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Portfolio.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the Portfolio.

If you want more information on the Portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


The Portfolio's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The Portfolio's Statement of Additional Information includes a description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings.


Keep in mind that there is no assurance that any mutual fund will achieve its goal.


Who Manages and Oversees the Portfolio


Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. ("DeAM, Inc." or "Advisor"), Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.


Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The investment advisor


DeAM, Inc., with offices at 280 Park Avenue, New York, NY 10017, acts as investment advisor for this Portfolio. As investment advisor, DeAM, Inc., under the supervision of the Board of Trustees, supervises and manages all of the Portfolio's operations, including overseeing the activities of the subadvisor. DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients.

The Advisor receives a management fee from the Portfolio. The actual rate paid by the Portfolio net of waivers for the most recent fiscal year, as a percentage of the Portfolio's average daily net assets was .73%.


The subadvisor


RREEF America L.L.C. ("RREEF" or the "Subadvisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the Portfolio. DeAM, Inc. pays a fee to RREEF for acting as subadvisor to the Portfolio.


RREEF makes the Portfolio's investment decisions, buys and sells securities for the Portfolio and conducts research that leads to these purchase and sale decisions. RREEF is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

RREEF has provided real estate investment management services to institutional investors since 1975 across a diversified portfolio of industrial properties, office buildings, residential apartments and shopping centers. RREEF has also been an investment advisor of real estate securities since 1993.


Other services. Scudder Investments Service Company serves as the Portfolio's transfer agent ("SISC" or "Transfer Agent"). SISC is an indirect, wholly owned subsidiary of Deutsche Bank AG.


The portfolio managers


The Portfolio is managed by a team of investment professionals who collaborate to implement the Portfolio's investment strategy. The team is led by a lead portfolio manager who is responsible for developing the Portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the Portfolio's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.


The following people handle the day-to-day management of the Portfolio.


John F. Robertson, CFA                       John W. Vojticek
Partner of RREEF and Lead Manager of         Partner of RREEF and Co-Manager
the Portfolio.                               of the Portfolio.
o  Joined RREEF in 1997, Deutsche            o  Joined RREEF, Deutsche Asset
   Asset Management, Inc. in 2002 and           Management, Inc. and the
   the Portfolio in 2003. (Lead Manager         Portfolio in September 2004.
   as of December 31, 2004).                 o  Prior to that, Principal at
o  Prior to that, Assistant Vice                KG Redding and Associates,
   President of Lincoln Investment              March 2004-September 2004.
   Management responsible for REIT           o  Prior to that, Managing Director
   research.                                    of RREEF from 1996-March 2004
o  Over 14 years of investment industry         and Deutsche Asset Management,
   experience.                                  Inc. from 2002-March 2004.
o  MBA, Indiana University.                  o  Nine years of investment
                                                industry experience.
Jerry W. Ehlinger, CFA
Managing Director of RREEF and               Mark D. Zeisloft, CFA
Co-Manager of the Portfolio.                 Managing Director of RREEF and
o  Joined RREEF, Deutsche Asset              Co-Manager of the Portfolio.
   Management, Inc. and the                  o  Joined RREEF in 1996, Deutsche
   Portfolio in 2004.                           Asset Management, Inc. in 2002
o  Prior to that, Senior Vice President         and the Portfolio in 2003.
   at Heitman Real Estate Investment         o  Over 15 years of investment
   Management from 2000-2004.                   industry experience.
o  Prior to that, Senior Research            o  MBA, University of Chicago.
   Associate at Morgan Stanley
   Asset Management from 1995-2000.
o  Over nine years of investment
   industry experience.
o  MS, University of
   Wisconsin - Madison.

The Portfolio's Statement of Additional Information provides additional information about the portfolio managers' investments in the Portfolio, a description of their compensation structure, and information regarding other accounts they manage.

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Financial Highlights


The table below is designed to help you understand the Portfolio's financial performance in recent years. The figures in the first part of the table are for a single Class B share of the Portfolio. The total return figures represent the percentage that an investor in the Portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. The information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Portfolio's annual report (see "Shareholder reports" on the back cover).


Scudder Real Estate Securities Portfolio -- Class B


--------------------------------------------------------------------------------
 Years Ended December 31,                                     2004      2003^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 12.59   $ 10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                               .27       .24
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment       3.56      2.35
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                            3.83      2.59
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income (loss)                                (.09)       --
--------------------------------------------------------------------------------
  Net realized gain on investment transactions                (.02)       --
--------------------------------------------------------------------------------
  Total distributions                                         (.11)       --
--------------------------------------------------------------------------------
Net asset value, end of period                             $ 16.31   $ 12.59
--------------------------------------------------------------------------------
Total Return (%)^c                                           30.73     25.90**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                          31        10
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)               1.67      2.61*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                1.50      1.50*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                     1.99      3.07*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                     84        10*
--------------------------------------------------------------------------------

^a For the period May 1, 2003 (commencement of sales of Class B shares) to December 31, 2003.

^b    Based on average shares outstanding during the period.

^c    Total return would have been lower had certain expenses not been reduced.

*     Annualized

**    Not annualized

--------------------------------------------------------------------------------

Your Investment in the Portfolio

The information in this section may affect anyone who selects this Portfolio as an investment option in a variable annuity contract, variable life insurance policy or tax-qualified plan that offers the Portfolio. These Contracts are described in separate prospectuses issued by participating insurance companies or plan documents for tax-qualified plans. The Portfolio assumes no responsibility for such prospectuses or plan documents.


Policies About Transactions

The information in this prospectus applies to Class B shares of the Portfolio. Class B shares are offered at net asset value and are subject to a 12b-1 fee.


Technically, the shareholders of the Portfolio are the participating insurance companies (the "insurance companies") that offer the Portfolio as a choice for holders of certain variable annuity contracts and variable life insurance policies issued or sponsored by the insurance companies and tax-qualified plans. The insurance companies effectively pass through the ownership of Portfolio shares to their Contract owners and some may pass through voting rights as well. The Portfolio does not sell shares directly to the public. The Portfolio sells its shares only to separate accounts of insurance companies and may also sell to certain tax-qualified plans. As a Contract owner, your premium payments or plan assets are allocated to the Portfolio by the insurance companies in accordance with your Contract. Please see the Contract prospectus or plan document for a detailed explanation of your Contract.

Please bear in mind that there are important differences between Portfolios available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies and tax-qualified plans. For example, Retail Funds, unlike the Portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the Portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the Portfolio and have different expense ratios than the Portfolio. As a result, the performance of the Portfolio and a Retail Fund will differ.


Should any conflict between Contract owners arise that would require that a substantial amount of net assets be withdrawn from the Portfolio, orderly portfolio management could be disrupted to the potential detriment of Contract owners and policy holders in the Portfolio.

The Portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: When an insurance company opens an account, the Portfolio will ask for its name, address and other information that will allow the Portfolio to identify the company. This information will be verified to ensure the identity of all persons opening an account.

For certain insurance companies, the Portfolio might request additional information (for instance, the Portfolio would ask for documents such as the insurance company's articles of incorporation) to help the Portfolio to verify the insurance company's identity.

The Portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The Portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.


The Advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing Portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced their recommendation of the Portfolio.

Buying and Selling Shares

The Portfolio is open for business each day the New York Stock Exchange is open. The Portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).


The Portfolio continuously sells shares to each insurance company, without a sales charge, at the next net asset value per share determined after a proper purchase order is placed with the insurance company. The insurance company offers Contract owners units in its separate accounts which directly correspond to shares in the Portfolio. Each insurance company submits purchase and redemption orders to the Portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for Contract owners, as set forth in the prospectus for the Contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses or plan documents for tax-qualified plans for redemption procedures and fees.


Important information about buying and selling shares

o After receiving a Contract owner's order, the insurance company buys or sells shares at the next price calculated on any day the Portfolio is open for business.

o Unless otherwise instructed, the Portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The Portfolio does not issue share certificates.

o The Portfolio reserves the right to reject purchases of shares including exchanges for any reason.

o The Portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The Portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the Portfolio from disposing of its securities or pricing its shares.

o The Portfolio may refuse, cancel or rescind any purchase, freeze any account (meaning the insurance company will not be able to purchase shares in your account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company, one or more of these actions will be taken when, at the sole discretion of the Portfolio, they are deemed to be in the Portfolio's best interest or when the Portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The Portfolio may close and liquidate an account if the Portfolio is unable to verify provided information, or for other reasons; if the Portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the Portfolio shares and the insurance company may incur tax liability.


o A Contract owner's purchase order may not be accepted if the sale of Portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the Portfolio's shareholders.

o Currently, the Portfolio does not foresee any disadvantages to Contract owners arising from the fact that the interests of the holders of Contracts may differ. Nevertheless, the Board of Trustees of the Portfolio intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

Market Timing Policies and Procedures. Short-term and excessive trading of Portfolio shares may present risks to the Portfolio's long-term shareholders, including potential dilution in the value of Portfolio shares, interference with the efficient management of the Portfolio's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for Portfolios investing in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the Portfolio (e.g., "time zone arbitrage").

The Portfolio discourages short-term and excessive trading. The Portfolio will take steps to detect and deter short-term and excessive trading pursuant to the Portfolio's policies as described in this prospectus and approved by the Board.

The Portfolio's policies include:

o the Portfolio reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the Portfolio; and

o the Portfolio has adopted certain fair valuation practices reasonably designed to protect the Portfolio from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the Portfolio. (See "How the Portfolio Calculates Share Price" in the Portfolio's prospectus.)

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the Portfolio is detected in a particular separate account, the Advisor will take steps to stop this activity by contacting the insurance company that maintains the accounts for the underlying contract holders and seeking to have the insurance company enforce the separate account's policies on short-term or excessive trading, if any. In addition, the Advisor and the Portfolios reserve the right to terminate a separate account's ability to invest in the Portfolios if apparent short-term or excessive trading activity persists. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Advisor seeks to make such determinations in a manner consistent with the interests of the Portfolio's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. Depending on the amount of Portfolio shares held in a particular separate account (which may represent most of the Portfolio's shares) short-term and/or excessive trading of Portfolio shares could adversely affect long-term shareholders in the Portfolio. It is important to note that the Advisor and the Portfolio do not have access to underlying shareholders' trading activity and that investors will be subject to the policies and procedures of their insurance company with respect to short-term and excessive trading in the Portfolio.

The Portfolio's policies and procedures may be modified or terminated at any time.


How to receive account information

If you are a Contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus or plan documents for tax-qualified plans that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company and tax-qualified plan has different provisions about how and when their Contract owners or plan participants may buy and sell Portfolio shares. Each insurance company and tax-qualified plan is responsible for communicating Contract owner's instructions to the Portfolio. Contract owners should contact their insurance company or plan administrator to effect transactions in the Portfolio.

How the Portfolio Calculates Share Price

To calculate net asset value per share or NAV, the Portfolio uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                 -------------------------------------   = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares for the Portfolio is also the NAV.


We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the Portfolio's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the Portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock

Exchange. In such a case, the Portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of Portfolio assets that is invested in non-US securities, the more extensive will be the Portfolio's use of fair value pricing. This is intended to reduce the Portfolio's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the Portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell Portfolio shares through the Contract. This is because some foreign markets are open on days and at times when the Portfolio doesn't price their shares.



Distributions

The Portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The Portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the Portfolio unless we are informed that they should be paid out in cash. The insurance companies and plans will be informed about the amount and character of distributions from the Portfolio for federal income tax purposes.


Taxes

The Portfolio intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.


Generally, Contract owners are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such Contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for Contract owners, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of Contracts, the separate accounts underlying such Contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements. The Portfolio intends to comply with these requirements. If the Portfolio or separate account does not meet such requirements, income allocable to the Contracts associated with the separate account will be taxable currently to the holders of such Contracts and income from prior periods with respect to such Contracts also could be taxable.


Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and Contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.


Distribution Plan

The Portfolio has adopted a Distribution (12b-1) Plan that allows it to pay distribution and service fees for the sale and distribution of Class B shares and for services provided to shareholders. The plan permits the Portfolio to pay the Portfolio's distributor an annual fee, not to exceed 0.25% of the average daily net assets of the Portfolio's Class B shares. The distributor may use this fee as well as other assets of the distributor to compensate sponsoring insurance companies for selling Class B shares. Payments may also be made to financial institutions, industry professionals and broker-dealers for providing distribution assistance and other shareholder services relating to the sale of the Portfolio's Class B shares. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the Portfolio's management team about recent market conditions of the Portfolio's performance. They also have detailed performance figures, a list of everything the Portfolio owns and the Portfolio's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the Portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


For a free copy of any of these documents or to request other information about the Portfolio, call the customer service center at the telephone number shown in the accompanying contract prospectus. These documents and other information about the Portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the Portfolio, including the Portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090. The Portfolio's SAI and shareholder reports are also available through the Scudder Web site, www.scudder.com.


Scudder Distributors, Inc.                     SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                      Public Reference Section
Chicago, IL 60606-5808                         Washington, D.C. 20549-0102
(800) 778-1482                                 (202) 942-8090
                                               www.sec.gov




                                                                  SEC File #
--------------------------------------------------------------------------------
Scudder Real Estate Securities Portfolio -- Class B Shares         811-07507

Scudder Investments VIT Funds
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                                                     May 1, 2005


Scudder Investments VIT Funds

o        Scudder Real Estate Securities Portfolio

Scudder Investments VIT Funds (the "Trust") is comprised of several funds. This Statement of Additional Information relates to one series of the Trust, the Scudder Real Estate Securities Portfolio (the "Portfolio").

The Trust's legal name changed from Deutsche Asset Management VIT Funds to Scudder Investments VIT Funds effective May 19, 2003.

The Portfolio sells shares to separate accounts of various insurance companies and may also sell to certain tax qualified plans (the "Companies"). Shares of the Portfolio are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by the Companies and tax qualified plans ("Contract(s)"). The investment advisor of the Portfolio is Deutsche Asset Management, Inc. (the "Advisor" or "DeAM, Inc.") and the sub-advisor is RREEF America L.L.C. (the "Sub-Advisor" or "RREEF"). The distributor of the shares of the Portfolio is Scudder Distributors, Inc. ("SDI").


The Prospectuses for the Class A and B shares of the Portfolio, dated May 1, 2005, provide the basic information investors should know before investing in the Portfolio. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and the Portfolio and should be read in conjunction with the Prospectuses. You may request a copy of a Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Customer Service Center at the telephone number shown in the Contract prospectus. This SAI is not an offer of the Portfolio, which can be made only with a Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Portfolio's Prospectuses.

The financial statements for the Portfolio for the fiscal year ended December 31, 2004, are incorporated herein by reference to the Annual Report to shareholders dated December 31, 2004. A copy of the Portfolio's Annual Report may be obtained without charge by calling the Customer Service Center at the telephone number shown in the Contract prospectus.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS..................................................................1
   Investment Objectives..........................................................................................1
   Investment Policies and Techniques.............................................................................1
   Additional Risk Factors.......................................................................................12
   Investment Restrictions.......................................................................................12
   Portfolio Turnover............................................................................................15

PORTFOLIO TRANSACTIONS...........................................................................................15

PORTFOLIO HOLDINGS...............................................................................................18

VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND.......................................................19
   Valuation of Securities.......................................................................................19
   Purchase and Redemption of Shares.............................................................................21
   Redemptions and Purchases in Kind.............................................................................22

TRUSTEES AND OFFICERS............................................................................................22
   Board Consideration of the Investment Advisory and Sub-Advisory Contracts.....................................40
   Code of Ethics................................................................................................40
   Investment Advisor and Sub-Advisor............................................................................41
   Administrator.................................................................................................45
   Distributor...................................................................................................46
   Custodian and Transfer Agent..................................................................................46
   Expenses......................................................................................................47
   Counsel.......................................................................................................47
   Independent Registered Public Accounting Firm.................................................................47

PROXY VOTING GUIDELINES..........................................................................................48

ORGANIZATION OF THE TRUST........................................................................................49

TAXES............................................................................................................50

FINANCIAL STATEMENTS.............................................................................................52

APPENDIX.........................................................................................................53

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives

The following is a description of the Portfolio's investment objectives. There can, of course, be no assurance that the Portfolio will achieve its investment objectives.


The Portfolio's investment objectives are long-term capital appreciation and current income. The Portfolio invests primarily in real estate securities. Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts ("REITs") and real estate companies. The Portfolio's 80% investment policy is non-fundamental and may be changed by the Board of Trustees on 60 days' notice to shareholders.


The following is a discussion of the various types of securities and investment strategies employed by the Portfolio. Unless otherwise indicated, the Portfolio is not obligated to pursue any of the following strategies and does not represent that these techniques are available now or will be available at any time in the future.

Investment Policies and Techniques

In general, within the restrictions outlined here and in the Portfolio's prospectuses, the Advisor, or, as applicable, the Sub-Advisor, has broad powers to decide how to invest Portfolio assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the Sub-Advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described herein. It is the Sub-Advisor's intention that the Portfolio generally will consist of common stocks and equity-equivalent securities. However, subject to the specific limitations applicable to the Portfolio, the Sub-Advisor may invest the assets of the Portfolio in varying amounts using other investment techniques, such as those reflected below, when such a course is deemed appropriate in order to attempt to attain the Portfolio's investment objectives. Senior securities that are high-grade issues, in the opinion of the Advisor, also may be purchased for defensive purposes.

Current income is part of the Portfolio's objective. As a result, a portion of the portfolio holdings of the Portfolio may consist of debt securities, but no more than 20% of net assets under normal market conditions.

So long as a sufficient  number of  acceptable  securities  are  available,  the
Sub-Advisor intends to keep the Portfolio fully invested. However, under exceptional conditions, the Portfolio may assume a defensive position, temporarily investing all or a substantial portion of its assets in cash or short-term securities. When the Portfolio is invested for temporary defensive purposes, it may not achieve its investment objectives.

The Sub-Advisor may use stock index futures and options as a way to expose the Portfolio's cash assets to the market while maintaining liquidity. However, the Sub-Advisor may not leverage the Portfolio, so there is no greater market risk to the Portfolio from the use of index futures and options than if it purchases stocks.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Portfolio may engage (such as hedging, etc.) or a financial instrument which the Portfolio may purchase (such as options, etc.) are meant to describe the spectrum of investments that the Sub-Advisor, in its discretion, might, but is not required to, use in managing the Portfolio's assets. The Sub-Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio's performance.

REITS and Real Estate Companies


The Portfolio intends to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in equity securities of REITs and real estate companies. A company is considered to be a real estate company if, in the opinion of the Sub-Advisor, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Portfolio are attributed to the ownership, construction, management or sale of real estate.


A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry. Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans. If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Equity and Equity Equivalents

In addition to investing in common stocks, the Portfolio may invest in other equity securities and equity equivalents, including securities that permit the Portfolio to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the Portfolio to benefit from the growth over time in the equity of an issuer. In addition to common stock, examples of equity securities and equity security equivalents include preferred stock, convertible preferred stock and convertible debt securities.

The Portfolio will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") or B3 by Moody's Investors Service ("Moody's"), or, if not rated by S&P and Moody's, are of equivalent investment quality as determined by the Sub-Advisor. The Portfolio's investments in convertible debt securities and other high-yield/high-risk, nonconvertible debt securities rated below investment-grade will comprise no more than 20% of the Portfolio's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Debt Securities

The Portfolio may invest in debt securities because the Portfolio has current income as a secondary investment objective. As a result, the Portfolio may invest in debt securities when the Sub-Advisor believes such securities represent an attractive investment for the Portfolio. It is intended that the Portfolio may invest in debt securities for income or as a defensive strategy when the Sub-Advisor believes adverse economic or market conditions exist.

The value of the debt securities in which the Portfolio may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities that comprise part of the Portfolio's fixed-income portfolio will be limited primarily to "investment-grade" obligations. However, the Portfolio may invest up to 5% of its assets in "high-yield/high-risk" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's or BBB by S&P), or, if not rated, are of equivalent investment quality as determined by the Sub-Advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk,
non-convertible   debt  obligations   that  are  rated  below   investment-grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of the Portfolio's portfolio may be invested, except convertible debt must be rated at least B-/B3, as discussed above. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the Portfolio are analyzed by the Sub-Advisor to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objectives of the Portfolio.

The Portfolio will not necessarily dispose of high-yield securities if the aggregate value of such securities exceeds 5% of the Portfolio's assets, if such level is exceeded as a result of market appreciation of the value of such securities or market depreciation of the value of the other assets of the Portfolio. Rather, the Sub-Advisor will cease purchasing any additional high-yield securities until the value of such securities is less than 5% of the Portfolio's assets and will monitor such investments to determine whether continuing to hold such investments is likely to assist the Portfolio in meeting its investment objective.

In addition, the value of the Portfolio's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of the Portfolio, impact the net asset value of the Portfolio's shares.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income with generally higher yields than common stocks. Because convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, they generally offer lower yields than non-convertible securities of similar quality. Like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible debt securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Short Sales

The Portfolio may engage in short sales, if, at the time of the short sale, the Portfolio owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short (i.e., a short sale "against the box").

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Portfolio engages in a short sale, the collateral account will be maintained by State Street Bank and Trust Company, the Portfolio's custodian. While the short sale is open, the Portfolio will maintain, in a segregated custodial account, an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the Portfolio's long position.

There will be certain additional transaction costs associated with short sales, but the Portfolio will endeavor to offset these costs with returns from the investment of the cash proceeds of short sales.

Derivative Securities

To the extent permitted by its investment objectives and policies, the Portfolio may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is based on or derived from a traditional security, asset or market index. Certain derivative securities are described more accurately as index structured securities. Index structured securities are derivative securities whose value or performance is linked to other equity securities (such as depository receipts), interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Portfolio from exposure to changing interest rates, securities prices, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The Portfolio may not invest in a derivative security if it would be possible for the Portfolio to lose more money than it invested, or unless the reference index or the instrument to which it relates is an eligible investment for the Portfolio.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There is a range of risks associated with derivative investments, including:

o The risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipates.

o The possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange on which the derivative is traded, either of which may make it difficult or impossible to close out a position when desired.

o        The risk that the other party will fail to perform its obligations.

Other Investment Companies

The Portfolio may invest up to 10% of its total assets in other mutual funds, including those of the Advisor or Sub-Advisor, provided that the investment is consistent with the Portfolio's investment policies and restrictions. Under the 1940 Act, the Portfolio's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the Portfolio's total assets with respect to any one investment company; and (c) 10% of the Portfolio's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee than the Portfolio bears directly in connection with its own operations.

Repurchase Agreements

The Portfolio may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the Portfolio.

A repurchase agreement occurs when, at the time the Portfolio purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Portfolio's money is invested in the security.

Because the security purchased constitutes a security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The Portfolio's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Portfolio may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the Portfolio could experience a loss.

The Portfolio will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the Portfolio's Board of Trustees or its designee.

The Portfolio will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

When-Issued and Forward Commitment Agreements

The Portfolio may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, the Portfolio assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such a security may decline prior to delivery, which could result in a loss to the Portfolio. While the Portfolio will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy. In purchasing securities on a when-issued or forward commitment basis, the Portfolio will establish and maintain a segregated account consisting of cash, cash equivalents or other appropriate liquid securities until the settlement date in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the Portfolio will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The Portfolio may, from time to time, purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities") or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the Portfolio's criteria for investment. The Portfolio may invest up to 15% of its net assets in such securities. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities is a question of fact for the Board of Trustees of the Portfolio to determine, based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the Sub-Advisor. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the Portfolio may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the Sub-Advisor will consider appropriate remedies to minimize the effect on the Portfolio's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for the portfolio, or, in some cases, for temporary defensive purposes, the Portfolio may invest a portion of its assets in money market and other short-term securities. When the Portfolio is invested for temporary defensive purposes, it may not achieve or pursue its investment objectives.

Examples of short-term securities include:

o Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o        Commercial paper;

o        Certificates of deposit and euro dollar certificates of deposit;

o        Bankers'  acceptances;

o        Short-term notes, bonds, debentures or other debt instruments; and

o        Repurchase agreements.

The Portfolio may also invest up to 5% of its total assets in any money market fund, including those advised by the Sub-Advisor, and may invest up to 25% of its total assets in money market funds advised by the Advisor. See "Investment of Uninvested Cash Balances."

Futures and Options

The Portfolio may enter into futures contracts, options on futures contracts and options on securities and indices. Generally, futures transactions may be used to:

o Protect against a decline in market value of the Portfolio's securities (taking a short futures position);

o Protect against the risk of an increase in market value for securities in which the Portfolio generally invests at a time when the Portfolio is not fully invested (taking a long futures position); and

o Provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge the Portfolio's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control the Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolio pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by the Portfolio means the Portfolio becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the Portfolio becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The Sub-Advisor may engage in futures and options transactions based on securities indices that are consistent with the Portfolio's investment objectives. An example of an index that may be used is the S&P 500 Index. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike the situation in which the Portfolio purchases or sells an equity security, no price is paid or received by the Portfolio upon the purchase or sale of the future. Initially, the Portfolio will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the Portfolio's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income producing. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the Portfolio as unrealized gains or losses. At any time prior to expiration of the future, the Portfolio may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

Options on Securities

The Portfolio may purchase and write (sell) put and call options on securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

The Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income through the premiums it receives for writing the option(s). However, in return for the premium, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio. All options written by the Portfolio are "covered."

A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio.

A call option is also covered if the Portfolio holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is segregated by the Portfolio in cash or liquid securities.

When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, the Portfolio may continue to hold a security which might otherwise have been sold to protect against depreciation in the market price of the security.

A put option written by the Portfolio is "covered" when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken. When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.

The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss on a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may enter into a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received.

The Portfolio may also purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held by the Portfolio at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities that the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Portfolio may enter into closing transactions in order to offset an open option position prior to exercise or expiration by selling an option it has purchased or by entering into an offsetting option. If the Portfolio cannot effect closing transactions, it may have to retain a security in its portfolio it would otherwise sell or deliver a security it would otherwise retain. The Portfolio may also purchase and sell options traded on US exchanges and, to the extent permitted by law, options traded over-the-counter.

The Portfolio may also engage in options transactions in the over-the-counter ("OTC") market with broker-dealers who make markets in these options. The Portfolio will engage in OTC options only with broker-dealers deemed by the Sub-Advisor to be creditworthy. The ability to terminate OTC option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from a counter party approved for these purposes by the Sub-Advisor. The Sub-Advisor will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions.

Options on Indices

The Portfolio may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry or market segment.

Options on securities  indices are similar to options on securities  except that
(1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

As discussed in "Options on Securities," the Portfolio would normally purchase a call option in anticipation of an increase in the market value of the relevant index. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to receive upon exercise a cash payment based on the level of the index on the exercise date. The Portfolio would ordinarily have a gain if the value of the index increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the index remained at or below the exercise price during the option period.

As discussed in "Options on Securities," the Portfolio would normally purchase "protective puts" in anticipation of a decline in the market value of the relevant index. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to receive upon exercise a cash payment based on the level of the index on the exercise date. The purchase of protective puts is generally designed to offset or hedge against a decline in the market value of the index. The Portfolio would ordinarily recognize a gain if the value of the index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the index.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the securities market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. Accordingly, successful use by the Portfolio of options on securities indices will be subject to the Sub-Advisor's ability to predict correctly movements in the direction of the securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

Options on Futures

By purchasing an option on a futures contract, the Portfolio obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. The Portfolio can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the Portfolio completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require the Portfolio to make margin payments unless the option is exercised.

Although it does not currently intend to do so, the Portfolio may write (or sell) call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the Portfolio would give up some ability to participate in a price increase on the underlying security. If the Portfolio were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the Sub-Advisor utilizes a hedge at an inopportune time or judges interest rate or equity market trends incorrectly, futures and options strategies may lower the Portfolio's return.

The Portfolio could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the Sub-Advisor considers it appropriate or desirable to do so. In the event of adverse price movements, the Portfolio would be required to continue making daily cash payments to maintain its required margin. If the Portfolio had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the Sub-Advisor would not otherwise elect to do so. In addition, the Portfolio may be required to deliver or take delivery of instruments underlying futures contracts it holds. The Sub-Advisor will seek to minimize these risks by limiting the contracts entered into on behalf of the Portfolio to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

The Portfolio could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by the Portfolio had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the Portfolio loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The Portfolio also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Portfolio generally will only purchase or write such an option if the Sub-Advisor believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Sub-Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Portfolio's holdings may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Sub-Advisor may be forced to liquidate portfolio securities to meet settlement obligations. The Portfolio's activities in index options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Restrictions on the Use of Futures Contracts and Options

The Portfolio is operated by persons who have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who are not subject to registration and regulation under that Act. To the extent required by law, the Portfolio will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Non-diversification

The Portfolio is classified as a non-diversified management investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified fund.

Lending of Portfolio Securities. The Portfolio has the authority to lend up to 331/3% of the total value of its securities. The Portfolio may lend its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short
sales,   avoiding  failures  to  deliver  securities  or  completing   arbitrage
operations. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Portfolio. The Portfolio may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the Securities and Exchange Commission ("SEC") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), and distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers selected by the Portfolio's delegate after a commercially reasonable review of relevant facts and circumstances, including the creditworthiness of the borrower.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on loan, the loan must be called and the securities voted. Pursuant to an exemptive order granted by the SEC, cash collateral received by the Portfolio may be invested in a money market fund managed by the Advisor (or one of its affiliates).

Investment of Uninvested Cash Balances. The Portfolio may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions or dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an exemptive order issued by the SEC, the Portfolio may use Uninvested Cash to purchase shares of affiliated funds, including money market funds and the Scudder Cash Management QP Trust, or entities for which the Advisor may act as investment advisor now or in the future that operate as cash management investment vehicles but are excluded from the definition of an investment company pursuant to Section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by the Portfolio in shares of the Central Funds will comply with Rule 2a-7 under the 1940 Act and will be in accordance with the Portfolio's investment policies and restrictions.

The Portfolio will invest Uninvested Cash in Central Funds only to the extent that the Portfolio's aggregate investment in the Central Funds does not exceed 25% of its total assets. Purchases and sales of shares of Central Funds are made at net asset value.

Additional Risk Factors

In addition to the risks discussed above, the Portfolio's investments may be subject to the following risk factors:

Rating Services. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of investments, the Sub-Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the security from its holdings, but the Sub-Advisor will consider such an event in its determination of whether the Portfolio should continue to hold the security. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

Investment Restrictions

Except as otherwise indicated, the Portfolio's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in the Portfolio's investment objectives, shareholders should consider whether the Portfolio remains an appropriate investment in light of their financial position and needs. There can be no assurance that the Portfolio's objectives will be met.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the following restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Portfolio's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental policies:

The following investment restrictions are fundamental policies of the Portfolio and may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio which, under the 1940 and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present in person or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

(1) Senior Securities. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

(2) Borrowing. The Portfolio may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the Portfolio's total assets.

(3) Lending. The Portfolio may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Portfolio's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

(4) Real Estate. The Portfolio may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

(5) Underwriting. The Portfolio may not act as an underwriter of securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

(6) Commodities. The Portfolio may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.


Control. The Portfolio may not invest for purposes of exercising control over management.

Concentration. The Portfolio may not invest 25% or more of its total assets in securities of companies principally engaged in any one industry, except that the Portfolio may invest without limitation in securities of companies engaged principally in the real estate industry.


Other Investment Policies. The Portfolio has voluntarily adopted certain policies and restrictions, which are observed in the conduct of the Portfolio's affairs. These nonfundamental policies represent the intentions of the Trustees based upon current circumstances. Nonfundamental policies may be changed by the Trustees without shareholder approval.

Nonfundamental policies:

(a) Borrowings. The Portfolio may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the Portfolio.

(b) Liquidity. The Portfolio may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(c) Short Sales. The Portfolio may not sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(d) Margin. The Portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(e) Futures and Options. The Portfolio may enter into futures contracts, and write and buy put and call options relating to futures contracts. The Portfolio may not, however, enter into leveraged futures transactions if it would be possible for the Portfolio to lose more money than it invested.



The 1940 Act imposes additional restrictions on acquisition by the Portfolio of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and on transactions with affiliated persons as defined in the 1940 Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the Portfolio or its investment practices or policies.

For purposes of determining industry groups in connection with this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the U.S. Office of Management and Budget. The Portfolio monitors industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The Advisor believes that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the Portfolio to forgo investment possibilities that may otherwise be available to it under the 1940 Act.

Portfolio Name. The Portfolio plans, under normal circumstances, to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of REITs and companies engaged in the real estate industry, as the Portfolio's name suggests. The Portfolio will measure the percentage at the time an investment is made. If market fluctuations or shareholder actions cause the Portfolio's investments to fall below this percentage, the Portfolio will act to remedy the situation as promptly as possible, normally within three business days. However, the Portfolio will not be required to dispose of portfolio holdings or purchase additional investments immediately if the Sub-Advisor believes such action may expose the Portfolio to losses or unreasonable risks of loss. Also, the Portfolio may occasionally depart from this percentage, to respond to unusually large cash inflows or redemptions, or to avoid losses caused by adverse market, economic, political or other conditions.

The Portfolio will provide its shareholders with at least 60 days' prior notice of any change in the Portfolio's 80% policy described above.

Portfolio Turnover


Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities in the Portfolio may be sold whenever the Sub-Advisor believes it is appropriate to do so in light of the investment objectives of the Portfolio and without regard to the length of time a particular security may have been held. A 100% annual turnover rate would occur, for example, if all portfolio securities (excluding short-term obligations) were replaced once in a period of one year, or if 10% of the portfolio securities were replaced ten times in one year. High portfolio turnover ratio (100% or more) may result in higher brokerage commissions, as well as other transaction costs. For the fiscal period ended December 31, 2004, the portfolio turnover rate for the Portfolio was 84%.


The Portfolio's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the Portfolio's holdings during the year, excluding U.S. Government securities and securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions.




                             PORTFOLIO TRANSACTIONS

The Sub-Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The policy of the Sub-Advisor in placing orders for the purchase and sale of securities for the Portfolio is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Sub-Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Portfolio to reported commissions paid by others. The Sub-Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on U.S. securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Sub-Advisor with the principal market makers for these securities unless the Sub-Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Portfolio to their customers. However, the Sub-Advisor does not consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

The Sub-Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for the Portfolio, to cause the Portfolio to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the Portfolio in order to obtain research from such broker-dealers that is prepared by third parties (i.e., "third party research"). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., "proprietary research"). Consistent with the Sub-Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Sub-Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, the Sub-Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Sub-Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Sub-Advisor in providing services to clients other than the portfolio making the trade, and not all such information is used by the Sub-Advisor in connection with such portfolio. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Sub-Advisor effect securities transactions may be useful to the Sub-Advisor in providing services to the portfolio.

The Sub-Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for the Portfolio and for other investment accounts managed by the Sub-Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the Portfolio, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the Portfolio.

Deutsche Bank AG or one of its affiliates (or in the case of a sub-adviser, the sub-adviser or one of its affiliates) may act as a broker for the Portfolio and receives brokerage commissions or other transaction-related compensation from the Portfolio in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Portfolio's Board, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

                               PORTFOLIO HOLDINGS

The Portfolio's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The Portfolio does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the Portfolio.

The Portfolio's procedures permit non-public portfolio holdings information to be shared with affiliates of the advisor, subadvisors, custodians, independent registered public accounting firms, securities lending agents and other service providers to the Portfolio who require access to this information to fulfill their duties to the Portfolio, subject to the requirements described below. This information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Lipper, or other entities if the Portfolio has a legitimate business purpose in providing the information sooner than 16 days after month-end or on a more frequent basis, as applicable, subject to the requirements described below.

Prior to any disclosure of the Portfolio's non-public portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Portfolio's Trustees must make a good faith determination in light of the facts then known that the Portfolio has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Portfolio, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Periodic reports regarding these procedures will be provided to the Portfolio's Trustees.


           VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND

Valuation of Securities


The net asset value of shares of each Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.

An equity security is valued at its most recent sale price on the security's primary exchange or OTC market as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange or OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange or OTC market as of the Value Time. In the case of certain foreign exchanges or OTC markets, the closing price reported by the exchange or OTC market (which may sometimes be referred to as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on the relevant exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market is valued on the Value Date at the evaluated price provided by the broker-dealer with which it was traded. Futures contracts (and options thereon) are valued at the most recent settlement price, if available on the exchange on which they are traded most extensively. With the exception of stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement times are prior to the close of trading on the New York Stock Exchange. For stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement prices are normally available at approximately 4:20 Eastern time. If no settlement price is available, the last traded price on such exchange will be used.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of US dollars is calculated by converting the Local Currency into US dollars at the prevailing currency exchange rate on the valuation date.

If market quotations for portfolio assets are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.

Purchase and Redemption of Shares


The Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed, other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the Portfolio's shareholders.

Shares of the Portfolio will be continuously offered to each Company's separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Company. The Company then offers to Contract owners units in its separate accounts which directly correspond to shares in the Portfolio. Each Company submits purchase and redemption orders to the Portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Company by such Contract owners. Contract owners can send such instructions and requests to the Companies by first class mail, overnight mail or express mail sent to the address set forth in the relevant Company's prospectus. The Portfolio and SDI reserve the right to reject any purchase order for shares of the Portfolio.


Each investor in the Portfolio may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

Payment for redeemed shares will ordinarily be made within seven (7) business days after the Portfolio receives a redemption order from the relevant Company. The redemption price will be the net asset value per share next determined after the Company receives the Contract owner's request in proper form.

The prospectus for the Company's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

Redemptions and Purchases in Kind

The Trust, on behalf of the Portfolio, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Portfolio's net asset value (a redemption in kind). If payment is made to the Portfolio shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Portfolio, has elected however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Portfolio is obligated to redeem shares with respect to any one investor during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.


The Portfolio may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Valuation of Securities" as of the day the Portfolio receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisor and Sub-Advisor, appropriate investments for the Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objectives and policies of the Portfolio; (ii) be acquired by the Portfolio for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value that is readily ascertainable as evidenced by a listing on a stock exchange, or OTC market or by readily available market quotations from a dealer in such securities. When securities are used as payment for shares or as a redemption in kind from the Portfolio, the shareholder will be charged the costs associated with receiving or delivering the securities. These costs include security movement costs and taxes and registration costs. The Portfolio reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

                              TRUSTEES AND OFFICERS

The overall business and affairs of the Trust and the Portfolio is managed by the Board of Trustees. The Board approves all significant agreements between the Portfolio and persons or companies furnishing services to the Trust, including the Trust's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for managing the Trust's affairs and for exercising the Trust's powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each officer holds office until he or she resigns, is removed or a successor has been duly appointed and qualified.



The following information is provided for each Trustee and Officer of the Trust and the Portfolio's Board as of the end of the most recently completed calendar year. The first section of the table lists information for each Trustee who is not an "interested person" of the Trust and Portfolio (as defined in the 1940
Act) (an "Independent Trustee"). Information for each Non-Independent Trustee ("Interested Trustee") follows. The Interested Trustees are considered to be interested persons as defined by the 1940 Act because of their employment with either the Portfolio's advisor and/or underwriter. The mailing address for the Trustees and Officers with respect to the Trust's operations is One South Street, Baltimore, Maryland, 21202.

The following individuals hold the same position with the Portfolio and the Trust.


Independent Trustees

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the                                                                                 Number of Funds
Portfolio and Length of    Business Experience and Directorships                                  in the Fund
Time Served^1,^2           During the Past 5 Years                                                Complex Overseen
------------------------------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman         Private Equity Investor (January 1997 to present); Director, Corvis           51
5/27/37                    Corporation^3 (optical networking equipment) (July 2000 to present),
Chairman since 2004 and    Brown Investment Advisory & Trust Company (investment advisor)
Trustee since 2002         (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present).  Formerly, Director,
                           Soundview Technology Group Inc. (investment banking) (July 1998 to
                           January 2004) and Director, Circon Corp.^3 (medical instruments)
                           (November 1998 to January 1999); President and Chief Executive
                           Officer, The National Association of Securities Dealers, Inc. and The
                           NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of
                           Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.)
                           (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now
                           Deutsche Bank Securities Inc.) (1976-1985)
------------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt            Chairman, Diligence LLC (international information collection and             54
2/03/47                    risk-management firm (September 2002 to present); Chairman, IEP
Trustee since 2002         Advisors, Inc. (July 1998 to present); Member of the Board, Hollinger
                           International, Inc.^3 (publishing) (September 1995 to present), HCL
                           Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell
                           Hutchins families of funds) (registered investment companies)
                           (September 1995 to present); and Member, Textron Inc.^3 International
                           Advisory Council (July 1996 to present). Formerly, Partner, McKinsey
                           & Company (consulting) (1991-1994) and US Chief Negotiator in
                           Strategic Arms Reduction Talks (START) with former Soviet Union and
                           US Ambassador to the Federal Republic of Germany (1985-1991); Member
                           of the Board, Homestake Mining^3 (mining and exploration) (1998 to
                           February 2001), Archer Daniels Midland Company^3 (agribusiness operations) (October 1996 to June 2001) and Anchor Gaming (gaming software and equipment) (March 1999 to December 2001); Chairman of the Board, Weirton Steel Corporation^3 (April 1996-2004)
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill             Trustee, Phoenix Euclid Market Neutral Funds (since May 1998),                51
3/28/30                    Phoenix Funds (25 portfolios) (since May 2004) (registered investment
Trustee since 1986 for     companies); Retired (since 1986). Formerly, Partner, KPMG Peat
Scudder Advisor Funds and  Marwick (June 1956 to June 1986); Director, Vintners International
since 1993 for Scudder     Company Inc. (wine vintner) (June 1989 to May 1992), Coutts (USA)
Investment Portfolios      International (January 1992 to March 2000), Coutts Trust Holdings
                           Ltd., Coutts Group (private bank) (March 1991 to March 1999); General
                           Partner, Pemco (investment company) (June 1979 to June 1986);
                           Trustee, Phoenix Zweig Series Trust (September 1989 to May 2004)
------------------------------------------------------------------------------------------------------------------------------------



                                       23

------------------------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the                                                                                 Number of Funds
Portfolio and Length of    Business Experience and Directorships                                  in the Fund
Time Served^1,^2           During the Past 5 Years                                                Complex Overseen
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Gruber           Nomura Professor of Finance, Leonard N. Stern School of Business, New         51
7/15/37                    York University (since September 1964); Trustee (since January 2000)
Trustee since 1999         and Chairman of the Board (since February 2004), CREF (pension fund);
                           Trustee of the TIAA-CREF Mutual funds (53 portfolios) (since February
                           2004); Director, Japan Equity Fund, Inc. (since January 1992), Thai
                           Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc.
                           (since January 2000) (registered investment companies). Formerly,
                           Trustee, TIAA (pension fund) (January 1996-January 2000); Director,
                           S.G. Cowen Mutual Funds (January 1985 to  January 2001)
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Herring         Jacob Safra Professor of International Banking and Professor, Finance         51
2/18/46                    Department, The Wharton School, University of Pennsylvania (since
Trustee since 1999         July 1972); Director, Lauder Institute of International Management
                           Studies (since July 2000); Co-Director, Wharton Financial
                           Institutions Center (since July 2000). Formerly, Vice Dean and
                           Director, Wharton Undergraduate Division (July 1995 to June 2000)
------------------------------------------------------------------------------------------------------------------------------------
Graham E. Jones            Senior Vice President, BGK Realty, Inc. (commercial real estate)              51
1/31/33                    (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck
Trustee since 2002         & Greer (since 1985) and Trustee of 7 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998)
------------------------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel           President and Chief Executive Officer, The Pew Charitable Trusts              51
4/10/51                    (charitable foundation) (1994 to present); Executive Vice President,
Trustee since 2002         The Glenmede Trust Company (investment trust and wealth management)
                           (1983 to present)
------------------------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.       Principal, Philip Saunders Associates (economic and financial                 51
10/11/35                   consulting) (since November 1988). Formerly, Director, Financial
Trustee since 1986 for     Industry Consulting, Wolf & Company (consulting) (1987-1988);
Scudder Advisor Funds and  President, John Hancock Home Mortgage Corporation (1984-1986); Senior
since 1993 for Scudder     Vice President of Treasury and Financial Services, John Hancock
Investment Portfolios      Mutual Life Insurance Company, Inc. (1982-1986)
------------------------------------------------------------------------------------------------------------------------------------
William N. Searcy          Private investor (since October 2003); Trustee of 18 open-end mutual          51
9/03/46                    funds managed by Sun Capital Advisers, Inc. (since October 1998).
Trustee since 2002         Formerly, Pension & Savings Trust Officer, Sprint Corporation^3
                           (telecommunications) (November 1989 to October 2003)
------------------------------------------------------------------------------------------------------------------------------------

Interested Trustee

------------------------------------------------------------------------------------------------------------------------------------
William N. Shiebler^4     Vice Chairman, Deutsche Asset Management ("DeAM") and a member of the          134
2/06/42                   DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam
Trustee since 2004        Investments, Inc. (1999); Director and Senior Managing Director of
                          Putnam Investments, Inc. and President, Chief Executive Officer, and
                          Director of Putnam Mutual Funds Inc. (1990-1999)
------------------------------------------------------------------------------------------------------------------------------------

                                       24

Officers

------------------------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the
Portfolio and Length of    Business Experience and Directorships
Time Served^1,^2           During the Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Julian F. Sluyters^6       Managing Director^5, Deutsche Asset Management (since May 2004); President and Chief
7/14/60                    Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central
President and Chief        Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder
Executive Officer since    Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004), Scudder
2004                       Global Commodities Stock Fund, Inc. (since July 2004); President and Chief Executive
                           Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and
                           Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global
                           Asset Management
------------------------------------------------------------------------------------------------------------------------------------
Kenneth Murphy^7           Director^5, Deutsche Asset Management (September 2000 to present). Formerly, Director,
10/13/63                   John Hancock Signature Services (1992-2000)
Vice President and
Anti-Money Laundering
Compliance Officer since
2002
------------------------------------------------------------------------------------------------------------------------------------
Paul H. Schubert^6         Managing Director^5, Deutsche Asset Management (since July 2004); formerly, Executive
1/11/63                    Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds
Chief Financial Officer,   (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset
2004-present               Management (1994-1998)
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo^7         Managing Director^5, Deutsche Asset Management (since April 2004). Formerly, Director,
8/05/57                    Deutsche Asset Management (April 2000 to March 2004); Vice President and Department
Treasurer since 2002       Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                           Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
------------------------------------------------------------------------------------------------------------------------------------
John Millette^7            Director^5, Deutsche Asset Management
8/23/62
Secretary since 2003
------------------------------------------------------------------------------------------------------------------------------------
Lisa Hertz^8               Vice President, Deutsche Asset Management
8/21/70
Assistant Secretary,
2004-present
------------------------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch           Consultant.  Formerly, Managing Director, Deutsche Asset Management (2002-present);
3/27/54                    Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated
Assistant Secretary since  (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United
2003                       States Securities and Exchange Commission (1993-1998); Director, Deutsche Global Funds
                           Ltd. (2002-2004)
------------------------------------------------------------------------------------------------------------------------------------
Caroline Pearson^7         Managing Director^5, Deutsche Asset Management
4/01/62
Assistant Secretary,
since 2002
------------------------------------------------------------------------------------------------------------------------------------
Bruce A. Rosenblum         Director^5, Deutsche Asset Management
9/14/60
Vice President since 2003
and Assistant Secretary
since 2002
------------------------------------------------------------------------------------------------------------------------------------
Scott M. McHugh^7         Director^5, Deutsche Asset Management
9/13/71
Assistant
Treasurer since 2005
------------------------------------------------------------------------------------------------------------------------------------



                                       25

------------------------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the
Portfolio and Length of    Business Experience and Directorships
Time Served^1,^2           During the Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Salvatore Schiavone^7      Director^5, Deutsche Asset Management
11/03/65
Assistant Treasurer
since 2003
------------------------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan          Director^5, Deutsche Asset Management
D'Eramo^7
1/25/57
Assistant Treasurer
since 2003
------------------------------------------------------------------------------------------------------------------------------------
Philip Gallo^6             Managing Director^5, Deutsche Asset Management (2003 to present).  Formerly, Co-Head of
8/02/62                    Goldman Sachs Asset Management Legal (1994-2003)
Chief Compliance Officer
since 2004
------------------------------------------------------------------------------------------------------------------------------------

^1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

^2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Advisor Funds of which this Portfolio is a series.

^3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 ("1934 Act").

^4 Mr. Shiebler is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler's business address is 345 Park Avenue, New York, New York 10154.

^5       Executive title, not a board directorship.

^6       Address: 345 Park Avenue, New York, New York 10154.

^7       Address: Two International Place, Boston, Massachusetts 02110.

Each Officer also holds similar positions for other investment companies for which DeAM or an affiliate serves as the advisor.

Officer's Role with Principal Underwriter:  Scudder Distributors, Inc.

Caroline Pearson:              Secretary

Trustee Ownership in the Portfolio^1

                                                                              Aggregate Dollar Range of
                                                                              Ownership as of 12/31/04
                                         Dollar Range of Beneficial           in all Funds Overseen by
Trustee                                  Ownership in the Portfolio         Trustee in the Fund Complex^2
-------                                  --------------------------         -----------------------------

Independent Trustees:
---------------------

Richard R. Burt                                        None                         Over $100,000
S. Leland Dill                                         None                         Over $100,000
Martin J. Gruber                                       None                         Over $100,000
Joseph R. Hardiman                                     None                         Over $100,000
Richard J. Herring                                     None                         Over $100,000
Graham E. Jones                                        None                         Over $100,000
Rebecca W. Rimel                                       None                         Over $100,000
Philip Saunders, Jr.                                   None                         Over $100,000
William N. Searcy                                      None                         Over $100,000
William N. Shiebler                                    None                         Over $100,000

^1 The amount shown includes share equivalents of funds which the board member is deemed to be invested pursuant to the Trust's deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

^2 Securities beneficially owned as defined under the 1934 Act include direct and/or indirect ownership of securities where the Trustee's economic interest is tied to the securities, employment ownership and securities when the Trustee can exert voting power and when the Trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,000.

Ownership in Securities of the Advisor and Related Companies

As reported to the Trust, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2004. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Trust and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust (including Deutsche Bank AG).

                                   Owner and                                        Value of         Percent of
                                 Relationship                                   Securities on an     Class on an
Independent Trustee               to Trustee          Company    Title of Class  Aggregate Basis   Aggregate Basis
-------------------               ----------          -------    --------------  ---------------   ---------------

Richard R. Burt                                        None
S. Leland Dill                                         None
Martin J. Gruber                                       None
Joseph R. Hardiman                                     None
Richard Herring                                        None
Graham E. Jones                                        None



                                       27

                                   Owner and                                        Value of         Percent of
                                 Relationship                                   Securities on an     Class on an
Independent Trustee               to Trustee          Company    Title of Class  Aggregate Basis   Aggregate Basis
-------------------               ----------          -------    --------------  ---------------   ---------------

Rebecca W. Rimel                                       None
Philip Saunders, Jr.                                   None
William N. Searcy                                      None

As of April 13, 2005, the Trustees and officers of the Trust owned, as a group, less than 1% percent of the outstanding shares of the Portfolio.

To the Portfolio's knowledge, as of April 13, 2005, no person owned of record or beneficially 5% or more of any class of the Portfolio's outstanding shares, except as noted below.

                                                                                                 Percentage of
    Fund and Class             Name and Address of Beneficial Owner          Number of Shares     Fund Shares
    --------------             ------------------------------------          ----------------     -----------

VIT Real Estate        STATE STREET BANK & TR CUST FOR SVSII SCUD GRWTH &           98,956.693       38.00%
Securities Class A     INC STRAT PORT
                       ATTN MARYLOU MCPHEE
                       ADAMS BLDG 2 NORTH JPB2N
                       1776 HERITAGE DR
                       NORTH QUINCY MA  02171-2119

VIT Real Estate        STATE STREET BANK & TR CUST FOR                             123,660.709       47.49%
Securities Class A     SVSII SCUD GROWTH STRAT PORT
                       ATTN MARYLOU MCPHEE
                       ADAMS BLDG 2 NORTH JPB2N
                       1776 HERITAGE DR
                       NORTH QUINCY MA  02171-2119

VIT Real Estate        STATE STREET BANK & TR CUST FOR                              30,060.922       11.54%
Securities Class A     SVSII SCUD INC & GRWTH STRAT PORT
                       ATTN MARIYLOU MCPHEE
                       ADAMS BLDG 2 NORTH JPB2N
                       1776 HERITAGE DR
                       NORTH QUINCY MA  02171-2119

VIT Real Estate        SSC INVESTMENT CORP                                      100,912.106          5.02%
Securities Class B     ATTN V RAMTAKAH
                       345 PARK AVE FL 26
                       NEW YORK NY  10154-0004

VIT Real Estate        THE MANUFACTURES LIFE INS CO (USA)                      1,372,206.267         68.30%
Securities Class B     500 BOYLSTON ST STE 400
                       BOSTON MA  02116-3739

VIT Real Estate        TRAVELERS LIFE & ANNUITY COMPANY                         270,634.703          13.47%
Securities Class B     1 CITYPLACE
                       HARTFORD CT  06103

                                       28

                                                                                                 Percentage of
    Fund and Class             Name and Address of Beneficial Owner          Number of Shares     Fund Shares
    --------------             ------------------------------------          ----------------     -----------

VIT Real Estate        TRAVELERS INSURANCE COMPANY                              264,586.993          13.17%
Securities             ATTN SHAREHOLDER ACCOUNTING UNIT
                       PO BOX 990027
                       HARTFORD CT  06199-0027

Information Concerning Committees and Meetings of Trustees

The Board of Trustees of the Trust met nine times during the calendar year ended December 31, 2004 and each Trustee attended at least 75% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Board Committees. The Trust's Board of Trustees oversees a number of investment companies managed by the Advisor. Information shown below represents meetings held on behalf of all such funds. The common Board currently has the following committees:

Audit Committee. The Audit Committee, formerly known as the Audit and Compliance Committee, selects the independent registered public accounting firm for the Trust, confers with the independent registered public accounting firm regarding the Trust's financial statements, the results of audits and related matters, and performs such other tasks as it deems necessary or appropriate. The Audit Committee approves all significant services proposed to be performed by the independent registered public accounting firm and considers the possible effect of such services on their independence. The members of the Audit Committee are
S. Leland Dill (Chair) and all of the Independent Trustees. The Audit Committee met seven times during the calendar year ended December 31, 2004.

Nominating and Governance Committee. The primary responsibilities of the Nominating and Governance Committee, consisting of all the Independent Trustees, are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating and Governance Committee also evaluates and nominates Board member candidates.* Portfolio shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Funds. The Nominating and Governance Committee, which meets as often as deemed appropriate by the Committee, met three times during the calendar year ended December 31, 2004.

Valuation Committee. The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of securities held by the Trust in accordance with the Trust's Valuation Procedures. Messrs. Herring, Gruber and Saunders (Chair) are members of the Committee with Messrs. Burt, Dill, Hardiman, Jones, Searcy and Ms. Rimel as alternates. Two Trustees are required to constitute a quorum for meetings of the Valuation Committee. The Valuation Committee met six times during the calendar year ended December 31, 2004.

Additional Committees. The Board of Trustees has established a Fixed Income Committee and an Equity Committee. The members of the Fixed Income Committee are Messrs. Dill, Jones and Searcy (Chairperson) and Ms. Rimel. The members of the Equity Committee are Messrs. Burt, Gruber (Chairperson), Hardiman, Herring and Saunders. The Fixed Income and Equity Committees periodically review the investment performance of the Trust. The Fixed Income Committee met five times and the Equity Committee met five times during the calendar year ended December 31, 2004.

Marketing/Shareholder Service Committee: The Marketing/Shareholder Service Committee oversees (i) the quality, costs and types of shareholder services provided to the Trust and its shareholders, and (ii) the distribution-related services provided to the Trust and their shareholders. The members of the committee are Messrs. Herring (Chairperson) and Gruber. This committee was established December 2004 and therefore held one meeting during the calendar year 2004.

Legal/Regulatory/Compliance Committee: The Legal/Regulatory/Compliance Committee oversees (i) the significant legal affairs of the Trust, including the handling of pending or threatened litigation or regulatory action involving the Trust, and (ii) general compliance matters relating to the Trust. The members of the Legal/Regulatory/Compliance Committee are Messrs. Burt and Hardiman and Ms. Rimel (Chairperson). This committee was established December 2004 and met one time in 2004.

Expense/Operations Committee: The Expense/Operations Committee (previously known as the Operations Committee) (i) monitors the Trust's total operating expense levels, (ii) oversees the provision of administrative services to the Trust, including the Trust's custody, fund accounting and insurance arrangements, and
(iii) reviews the Trust's investment advisers' brokerage practices, including the implementation of related policies. The members of the Expense/Operations Committee are Messrs. Saunders and Searcy. This committee met five times in 2004.

Remuneration. Officers of the Trust receive no direct remuneration from the Trust. Officers and Trustees of the Trust who are officers or Trustees of Deutsche Asset Management or the Advisor may be considered to have received remuneration indirectly. Each Trustee who is not an "interested person" of the Trust receives compensation from the Trust for his or her services, which includes an annual retainer fee and an attendance fee for each Board meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board meetings). Additionally, each Independent Trustee receives a fee for each telephonic Audit Committee or Board meeting in which he or she participates. Each Independent Trustee also may receive a fee for certain special committee meetings attended. In addition, the Chair of the Audit Committee receives an annual fee for his services.

Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Trust. The following table shows compensation received by each Trustee from the Trust and aggregate compensation from the Fund Complex during the calendar year 2004.

                                                                                       Total Compensation Paid to
                                                          Pension or Retirement       Trustee from the Portfolio,
Name of                        Compensation from the    Benefits Accrued as Part            Portfolio Trust
Trustee                              Portfolio            of Portfolio Expenses         and the Fund Complex^1,^3
-------                              ---------            ---------------------         -------------------------

Richard R. Burt                     $560                           $0                         $198,370
S. Leland Dill                      $553                           $0                         $155,500
Martin J. Gruber                    $545                           $0                         $136,000
Joseph R. Hardiman^2                $547                           $0                         $139,000
Richard J. Herring^2                $546                           $0                         $138,000
Graham E. Jones                     $546                           $0                         $137,000
Rebecca W. Rimel^2                  $550                           $0                         $164,120
Philip Saunders, Jr.^2              $546                           $0                         $138,000
William N. Searcy                   $550                           $0                         $149,500

^1 During calendar year 2004, the total number of funds overseen by each Trustee was 57 funds.

^2 Of the amounts payable to Ms. Rimel and Messrs. Hardiman, Herring and Saunders, $144,897, $57,154, $56,554 and $126,888, respectively, was deferred pursuant to a deferred compensation plan.

^3 Aggregate compensation reflects amounts paid to the Trustees for special meetings of ad hoc committees of the New York Board in connection with the possible consolidation of the various Scudder Fund Boards and with respect to legal and regulatory matters. Such amounts totaled $31,120 for Mr. Burt, $3,000 for Mr. Dill, $3,000 for Mr. Gruber, $3,000 for Mr. Hardiman, $4,000 for Mr. Herring, $3,000 for Mr. Jones, $31,120 for Ms. Rimel, $4,000 for Mr. Saunders and $2,000 for Mr. Searcy. These meeting fees were borne by the Advisor.

^4 Mr. Burt also served on the Germany Fund's Board in 2004, for which he received the compensation indicated.

Certain funds in the Fund Complex, including this Portfolio, have adopted a Retirement Plan for Trustees who are not employees of the Trust, the Trust's Administrator or their respective affiliates (the "Retirement Plan"). After completion of six years of service, each participant in the Retirement Plan will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the participant in his or her last year of service. Upon retirement, each participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the participant in his or her last year of service. The fee will be paid quarterly, for life, by the fund for which he or she serves. The Retirement Plan is unfunded and unvested. Such fees are allocated to each of the 25 funds that have adopted the Retirement Plan based upon the relative net assets of such fund.

Set forth in the table below are the estimated annual benefits payable to a participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 2001 were as follows: for Ms. Rimel, 6 years; for Mr. Hardiman, 3 years; and for Mr. Burt, 2 years.

                     Estimated Annual Benefits Payable By Fund Complex Upon Retirement
                     -----------------------------------------------------------------

Years of Service                          Chair Audit Committee                        Other Participants
----------------                          ---------------------                        ------------------

6 years                                          $4,900                                      $3,900
7 years                                          $9,800                                      $7,800
8 years                                          $14,700                                    $11,700
9 years                                          $19,600                                    $15,600
10 years or more                                 $24,500                                    $19,500

Effective February 12, 2001, the Board of Trustees of the Trust, as well as the Portfolio participating in the Retirement Plan, voted to amend the Plan as part of an overall review of the compensation paid to Trustees. The amendments provided that no further benefits would accrue to any current or future Trustees and included a onetime payment of benefits accrued under the Plan to Trustees, as calculated based on the following actuarial assumptions: (1) retirement benefits at the later of age 65 or 10 years of service based on a 10% per year of service vesting schedule; (2) a 6% interest rate; and (3) rounding all calculations to the next whole year as of January 31, 2001. At each Trustee's election, this one-time payment could be transferred into the Deferred Compensation Plan, described below.

Any Trustee who receives fees from the Portfolio is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Burt, Hardiman, and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Trustees may select from among certain funds in the Scudder Family of funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

Agreement to Indemnify Independent Trustees for Certain Expenses. In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Portfolio, the Portfolio's investment advisor has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Portfolio against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Portfolio or the investment advisor ("Enforcement Actions") or that are the basis for private actions brought by shareholders of the Portfolio against the Portfolio, its trustees and officers, the Portfolio's investment advisor and/or certain other parties ("Private Litigation"), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the Portfolio and in light of the rebuttable presumption generally afforded to independent trustees of investment companies that they have not engaged in disabling conduct, the Portfolio's investment advisor has also agreed, subject to applicable law and regulation, to indemnify the Portfolio's Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private
Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. The investment advisor is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action with respect to which the Trust's Board determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Portfolio or its shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee's duties as a director or trustee of the Portfolio as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by the Portfolio's investment advisor will survive the termination of the
investment   management   agreement  between  the  investment  advisor  and  the
Portfolio.

Board Consideration of the Investment Advisory and Sub-Advisory Contracts

In approving the Investment Advisory Agreement between the Trust and the Advisor with respect to the Portfolio, the Board of Trustees, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services to be provided and any additional benefits to be received by the Advisor or its affiliates in connection with providing services to the Portfolio, compared the fees charged to the Portfolio to those paid by similar funds or clients for comparable services, and analyzed the expenses expected to be incurred by the Advisor with respect to the Portfolio. Specifically, the Board noted benefits potentially accruing to the Advisor and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the Advisor, as well as the Advisor's research arrangements with brokers who execute transactions on behalf of the Portfolio.

In approving the Sub-Advisory Agreement between the Advisor and the Sub-Advisor with respect to the Portfolio, the Board of Trustees, including the Independent Trustees, considered the reasonableness of the sub-advisory fee in light of the extent and quality of the sub-advisory services to be provided and any additional benefits to be received by the Sub-Advisor or its affiliates in connection with providing services to the Portfolio, compared the sub-advisory fees to be paid by the Advisor with respect to the Portfolio to those paid by similar funds or clients for comparable services, and analyzed the expenses expected to be incurred by the Sub-Advisor with respect to the Portfolio. After requesting and reviewing such information as they deem necessary, the Board concluded that the Investment Advisory Agreement and the Sub-Advisory Agreement were in the best interests of the Portfolio and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining to approve the Investment Advisory and Sub-Advisory Agreements. The Independent Trustees were advised by separate independent legal counsel throughout the process.


The Investment Advisory Agreement is dated April 30, 2003, and has an initial term of two years and continues in effect thereafter from year to year if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a majority of the outstanding voting securities of the Portfolio and in either event, by a majority of the Independent Trustees of the Trust's Board who have no direct or indirect financial interest in such agreements with such Independent Trustees casting votes in person at a meeting called for such purpose. The Board approved the continuation of the Investment Advisory Agreement on August 5, 2004. The Agreement may be terminated by the Trust or the Advisor with 60 days' written notice. The Agreement will terminate automatically in the event of an assignment.

The Sub-Advisory Agreement is dated May 1, 2003, and has an initial term of two years and continues in effect thereafter from year to year if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a majority of the outstanding voting securities of the Portfolio and in either event, by a majority of the Independent Trustees of the Trust's Board who have no direct or indirect financial interest in such agreements with such Independent Trustees casting votes in person at a meeting called for such purpose. The Board approved the continuation of the Investment Sub-Advisory Agreement on August 5, 2004. The Agreement may be terminated by the Trust or the Sub-Advisor with 60 days' written notice. The Agreement will terminate automatically in the event of an assignment.


Code of Ethics

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Trust's Code of Ethics permits access persons of the Portfolio to invest in securities for their own accounts, but requires compliance with the Code's preclearance requirements, subject to certain exceptions. In addition, the

Trust's Code provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Portfolio in the same security. The Trust's Code prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

The Portfolio's Advisor and SDI have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act ("Consolidated Code"). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Portfolio for their own accounts, subject to compliance with the
Consolidated Code's preclearance requirements. Among other things, the Consolidated Code also provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Portfolio in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

The Portfolio's Sub-Advisor has also adopted a Code of Ethics in compliance with Rule 17j-1. Among other provisions, the Sub-Advisor's Code of Ethics prohibits portfolio managers and other investment personnel from buying or selling any real estate securities or any securities sold in private placements in which the person has, or by reason of the transaction acquires, any direct or indirect beneficial ownership, without the prior approval of the Portfolio's compliance officer.

Investment Advisor and Sub-Advisor

Under the supervision of the Board of Trustees, DeAM, Inc., with offices at 345 Park Avenue, New York, NY 10154, acts as the Portfolio's investment advisor. The Advisor is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

The Advisor, subject to the supervision and direction of the Board of Trustees of the Trust, manages the Portfolio in accordance with the Portfolio's investment objectives and stated investment policies.

The Investment Advisory Agreement provides for the Advisor to receive an annual fee, accrued daily and paid monthly, from the Portfolio of 0.90% of the first $250 million of the Portfolio's average daily net assets, 0.875% of the next $250 million of such assets, 0.85% of the next $500 million of such assets, 0.825% of the next $1.5 billion of such assets, and 0.80% of such assets exceeding $2.5 billion. The Advisor has contractually agreed to waive its fees and to reimburse the Portfolio for certain expenses so that expenses for the Portfolio's Class A and B Shares will not exceed 1.10% and 1.50%, respectively, until April 30, 2005. The Advisor may recoup any of its waived investment advisory fees within the following three years if the Portfolio is able to make the repayment without exceeding its current expense limits. Such waivers by the Advisor are contractual.


For the fiscal period ended December 31, 2004 the Advisor earned $189,688, as compensation for investment advisory services provided to the Portfolio. During the same period, the Advisor reimbursed $36,586 to the Portfolio to cover expenses.

For the fiscal period ended December 31, 2003 the Advisor earned $26,235, as compensation for investment advisory services provided to the Portfolio. During the same period, the Advisor reimbursed $18,545 to the Portfolio to cover expenses.


For the Portfolio, DeAM, Inc. has delegated all its advisory responsibilities to RREEF, the Sub-Advisor, provided that DeAM, Inc. continues to supervise the performance of RREEF and report thereon to the Portfolio's Board of Trustees. The Sub-Advisor is responsible for managing the investment operations of the Portfolio and the composition of the Portfolio's holdings of securities and other investments. As compensation for its services, under the Sub-Advisory Agreement, RREEF is entitled to an annual rate, paid monthly, of 0.45% of the first $100 million of the Portfolio's average daily net assets, 0.40% of the next $100 million of such assets, and 0.35% of such assets exceeding $200 million. RREEF is paid by DeAM, Inc. and not the Portfolio. RREEF, with offices located at 875 North Michigan Avenue, Suite 4100, Chicago, IL 60611, is an indirect wholly owned subsidiary of Deutsche Bank.

For the fiscal period ended December 31, 2004 the Sub-Advisor earned $95,252.08 as compensation for investment advisory services provided to the Portfolio.


For the fiscal period ended December 31, 2003 the Sub-Advisor earned $13,285.55, as compensation for investment advisory services provided to the Portfolio.


Compensation of Portfolio Managers

The Portfolio has been advised that the Sub-Advisor seeks to offer its investment professionals competitive short-term and long-term compensation. Portfolio managers and research professionals are paid (i) base salaries, which are linked to job function, responsibilities and financial services industry peer comparison and (ii) variable compensation, which is linked to investment performance, individual contributions to the team and the Sub-Advisor's and Deutsche Bank's financial results. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).

Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional's seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive, including a bonus that is a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual's total compensation package and may comprise from 0%-40% of the bonus award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory diverting of a portion of their equity compensation into proprietary mutual funds that they manage.

To evaluate its investment professionals, the Advisor uses a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients' risk and return objectives. When determining total compensation, the Advisor considers a number of quantitative and qualitative factors such as:

o The performance of The Advisor; Quantitative measures which include 1, 3 and 5 year pre-tax returns versus benchmark (such as the benchmark used in the prospectus) and appropriate peer group, taking into consideration risk targets. Additionally, the portfolio manager's retail/institutional asset mix is weighted, as appropriate for evaluation purposes.

o Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, the Sub-Advisor assesses compliance, risk management and teamwork skills.

o Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and "living the values" of the Sub-Advisor, are part of a discretionary component which gives management the ability to reward these behaviors on a subjective basis through bonus incentives.

In addition, the Sub-Advisor analyzes competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.

Portfolio Ownership of Portfolio Managers

The following table shows the
dollar range of shares owned beneficially and of record by each member of the Portfolio's portfolio management team in the retail fund as well as in all Scudder Funds as a group (i.e. those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Portfolio's most recent fiscal year end.

                 Name of                               Dollar Range of               Dollar Range of All Scudder
             Portfolio Manager                      Portfolio Shares Owned                Fund Shares Owned
             -----------------                      ----------------------                -----------------
Jerry W. Ehlinger                            $0                                         $0
John F. Robertson                            $0                                         $100,001-$500,000
John W. Vojticek                             $0                                         $0
Mark D. Zeisloft                             $0                                         $100,001-$500,000

Although the Portfolio Managers do not have an investment in this variable annuity Portfolio, the Portfolio Managers do hold shares in the retail mutual fund that has the same investment strategy as the Portfolio. This investment is included in the "Dollar Range of All Scudder Fund Shares Owned" in the following table.

Conflicts of Interest

In addition to managing the assets of the Portfolio, the Portfolio's portfolio managers may have responsibility for managing other client accounts of the Sub-Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Portfolio, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Portfolio's most recent fiscal year end.

Other SEC Registered Investment Companies Managed:

                               Number of
                              Registered         Total Assets of        Number of Investment      Total Assets of
                              Investment      Registered Investment    Company Accounts with     Performance-Based
Name of Portfolio Manager      Companies            Companies          Performance-Based Fee       Fee Accounts
-------------------------      ---------            ---------          ---------------------       ------------
Jerry W. Ehlinger                  7              $4,722,925,907                N/A                     N/A
John F. Robertson                  7              $4,722,925,907                N/A                     N/A
John W. Vojticek                   7              $4,722,925,907                N/A                     N/A
Mark D. Zeisloft                   7              $4,722,925,907                N/A                     N/A

Other Pooled Investment Vehicles Managed:

                                                                         Number of Pooled
                               Number of                                Investment Vehicle
                                 Pooled                                   Accounts with         Total Assets of
                               Investment    Total Assets of Pooled        Performance-        Performance-Based
Name of Portfolio Manager       Vehicles       Investment Vehicles          Based Fee            Fee Accounts
-------------------------       --------       -------------------          ---------            ------------
Jerry W. Ehlinger                  10             $730,453,711                  2                 $49,423,274
John F. Robertson                  10             $730,453,711                  2                 $49,423,274
John W. Vojticek                   10             $730,453,711                  2                 $49,423,274
Mark D. Zeisloft                   10             $730,453,711                  2                 $49,423,274

Other Accounts Managed:

                                                                         Number of Other
                                                                          Accounts with         Total Assets of
                            Number of Other  Total Assets of Other         Performance-        Performance-Based
Name of Portfolio Manager       Accounts            Accounts                Based Fee            Fee Accounts
-------------------------       --------            --------                ---------            ------------
Jerry W. Ehlinger                  48            $3,874,508,834                 4                $501,610,057
John F. Robertson                  48            $3,874,508,834                 4                $501,610,057
John W. Vojticek                   48            $3,874,508,834                 4                $501,610,057
Mark D. Zeisloft                   48            $3,874,508,834                 4                $501,610,057

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

o Certain investments may be appropriate for the Portfolio and also for other clients advised by the Sub-Advisor, including other client accounts managed by the Portfolio's portfolio management team. Investment decisions for the Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Sub-Advisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Portfolio may differ from the results achieved for other clients of the Sub-Advisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Sub-Advisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Portfolio. Purchase and sale orders for the Portfolio may be combined with those of other clients of the Sub-Advisor in the interest of achieving the most favorable net results to the Portfolio and the other clients.

o To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Sub-Advisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

o In some cases, an apparent conflict may arise where the Sub-Advisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The Sub-Advisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Sub-Advisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

The Advisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interests. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Advisor's advisory clients.

The Advisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Portfolio's Board.




Administrator


Investment Company Capital Corp. ("ICCC"), One South Street, Baltimore, MD 21202, serves as the Administrator to the Portfolio. Under the administration agreement, the administrator is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deem necessary for the proper administration of the Trust or Portfolio. The Administrator will generally assist in all aspects of the Portfolio's operations; supply and maintain office facilities (which may be in ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. ICCC has entered into a sub-accounting agreement with Scudder Fund Accounting Corp. ("SFAC"), a wholly owned subsidiary of Deutsche Bank. Under the agreement, SFAC performs accounting services and other related services to the Portfolio.


Pursuant to a sub-accounting agreement between SFAC and State Street Bank and Trust Company, SFAC has delegated certain accounting functions to State Street Corp. The costs and expenses of such delegation are borne by ICCC, not by the Portfolio.


Under the Administrative Agreement, the Portfolio pays ICCC an annual fee based on the Portfolio's average daily net assets. This fee is calculated and accrued daily and the amounts of the daily accruals are paid monthly, at the annual rate of 0.12% of the Portfolio's average daily net assets.


The Administrative Agreement may be terminated at any time, on waivable written notice within 60 days and without any penalty, by vote of the Portfolio's Board of Trustees or by the Administrator.


For the fiscal period ended December 31, 2004, the Portfolio paid ICCC administrative fees of $25,296, of which $3,143 is unpaid.

For the fiscal period ended December 31, 2003, the Portfolio paid ICCC administrative fees of $3,500, of which the entire amount was waived.

Distributor


Scudder Distributors, Inc. ("SDI" or the "Distributor"), 222 South Riverside Plaza, Chicago, IL 60606, an affiliate of the Advisor, is the distributor for the Portfolio. SDI serves as the distributor for the Portfolio's shares to separate accounts of the Companies, for which it receives no separate fee from the Portfolio.


Distribution Plan. The Trust has adopted a distribution plan with SDI for the Portfolio (the "Plan"). The Plan permits the Portfolio to pay the Distributor for remittance directly or indirectly to a participating dealer, shareholder servicing agent, life insurance company or other applicable party a fee in an amount not to exceed 0.25% of the average daily net assets of the Portfolio's Class B shares under a Fund Participation Agreement, Service Agreement,
Sub-Distribution Agreement, or other similar agreement which provides for investment in Class B shares.

Pursuant to the Plan, SDI is authorized to pay for anything reasonably designed to enhance sales or retention of shareholders and for the provision of services to shareholders of the Trust, including but not limited to: purchasing advertising for the shares, payment for promotional or sales literature and payments to sales personnel affiliated with it for their efforts in connection with sales of shares.

SDI provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan.

The Plan is subject to annual approval by the Trustees. The Plan is terminable at any time, without penalty, by a vote of a majority of the non-interested Trustees or by vote of a majority of the outstanding Class B shares of the Portfolio. The Plan may not be amended to increase materially the amount that may be spent for distribution by the Class B shares of the Portfolio without the approval of a majority of the outstanding voting securities of the Class B shares of the Portfolio. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried-forward distribution expenses.

The Plan was adopted because of its anticipated benefit to the Portfolio. These anticipated benefits include increased promotion and distribution of the Portfolio's shares, an enhancement in the Portfolio's ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolio.


For fiscal period ended December 31, 2004 the Class B Shares of the Fund paid 12b-1 and Shareholder Servicing Fees under the Plan according to the table below:

                                                       12b-1 Fee                      Shareholder Services Fee
                                                       ---------                      ------------------------

Class B                                       $52,196, $7,037 was unpaid.                      $4,372


For fiscal period ended December 31, 2003 the Class B Shares of the Fund paid 12b-1 and Shareholder Servicing Fees under the Plan according to the table below:

                                                       12b-1 Fee                      Shareholder Services Fee
                                                       ---------                      ------------------------

Class B                                                  7,287                                 $4,372

The entire amount of the 12b-1 fee and Shareholder Services Fee was waived.

Custodian and Transfer Agent

State Street Bank and Trust Company ("SSBT"), 225 Franklin Street, Boston, Massachusetts 02110, serves as Custodian for the Trust. As Custodian, SSBT holds the Portfolio's assets.

Scudder Investments Service Company ("SISC"), with headquarters at 222 South Riverside Plaza, Chicago, IL 60606, serves as the transfer agent of the Portfolio. Under its transfer agency agreement with the Portfolio, SISC maintains the shareholder account records for the Portfolio, handles certain communications between shareholders and the Portfolio and causes to be distributed any dividends and distributions payable by the Portfolio. SISC is an indirect, wholly owned subsidiary of Deutsche Bank AG.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Portfolio.

SSBT and SISC may be reimbursed by the Portfolio for out-of-pocket expenses.

Technically, the shareholders of the Portfolio are the Companies that offer the Portfolio as an investment option for certain variable annuity contracts and variable life insurance policies, and tax-qualified plans. Effectively, ownership of Portfolio shares is passed through to Contract holders. The holders of the shares of the Portfolio on the records of the Trust are the Companies and no information concerning the Portfolio holdings of specific Contract holders is maintained by the Trust. The Companies place orders for the purchase and redemption of Portfolio shares with the Trust reflecting the investment premiums paid, surrender and transfer requests and other matters on a net basis; they maintain all records of the transactions and holdings of Portfolio shares and distributions thereon for individual Contract holders; and they prepare and mail to Contract holders confirmations and periodic account statements reflecting such transactions and holdings.

The Portfolio may compensate certain Companies for record keeping and other administrative services performed with regard to holdings of Class B shares as an expense of the Class B shares. These fees are included within the "Other Expenses" category in the fee table for the Portfolio in the Class B shares prospectus (see `How Much Investors Pay'). In addition, the Advisor may, from time to time, pay from its own resources certain Companies for record keeping and other administrative services related to Class A and B shares of the Portfolio held by such Companies on behalf of their Contract holders.

Expenses

In addition to the fees of the Advisor, the Portfolio is responsible for the payment of all other expenses incurred in its operation, which include, among other things, expenses for legal and independent auditors' services, charges of the Portfolio's custodian and transfer agent, SEC fees, a pro rata portion of the fees of the Trust's Independent Trustees and officers, accounting costs for reports sent to Contract owners, the Portfolio's pro rata portion of membership fees in trade organizations, a pro rata portion of the fidelity bond coverage for the Trusts interest, brokerage and other trading costs, taxes, all expenses of computing the Portfolio's net asset value per share, expenses involved in registering and maintaining the registration of the Portfolio's shares with the SEC and qualifying the Portfolio for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. Other expenses such as Contract owner servicing, distribution of reports to Contract owners and prospectus printing and postage will be borne by the relevant Company.

Counsel

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, serves as counsel to the Trust and the Portfolio.


Independent Registered Public Accounting Firm

Ernst & Young LLP, 200 Clarendon Street, Boston, MA, 02116 acts as Independent Registered Public Accounting Firm of the Trust and the Portfolio Ernst & Young LLP audits the financial statements of the Portfolio and provides other audit, tax and related services.

Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

                             PROXY VOTING GUIDELINES

The Portfolio has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. The Portfolio has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Portfolio's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Portfolio, and the interests of the Advisor and its affiliates, including the Portfolio's principal underwriter.

The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Compensation Matters -- The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor's criteria.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the 1940 Act.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Portfolio's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the Advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the Advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.


You may obtain information about how a fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or by visiting our Web site at: www.scudder.com (type "proxy voting" in the search field).


                            ORGANIZATION OF THE TRUST


The Trust was organized on January 18, 1996, under the laws of the Commonwealth of Massachusetts. Effective April 30, 2000, the Trust's name was changed from BT Insurance Funds Trust to Deutsche Asset Management VIT Funds and effective on May 19, 2003, the Trust's name was changed to Scudder Investments VIT Funds. The Portfolio is a separate series of the Trust. The Trust offers shares of beneficial interest of the Portfolio and the Trust's other series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate Prospectuses. All shares, when issued, will be fully paid and nonassessable. The Trust's Board of Trustees has the authority to create additional series without obtaining shareholder approval. The EAFE(R) Equity Index Fund, Equity 500 Index Fund, the Small Cap Index Fund, and the Portfolio each offers two classes of shares: Class A and Class B shares.


The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligation.

Through their separate accounts, the Companies are the Portfolio's sole stockholders of record. Therefore, under the 1940 Act, a Company owning 25% or more of the outstanding securities of the Portfolio is deemed to be in control of the Portfolio. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contract owners who have allocated or transferred monies for an investment in the Portfolio as of the record date of the meeting. Each Company then votes the Portfolio's shares that are attributable to its Contract owners' interests in the Portfolio in proportion to the voting instructions received. Each Company will vote any shares that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

Each share of the Portfolio is entitled to one vote, and fractional shares are entitled to fractional votes. The Portfolio's shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the Trustees.

The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval.

The Portfolio is only available to owners of variable annuity or variable life insurance policies issued by the Companies through their respective separate accounts and may also be sold to certain tax qualified plans. The Portfolio does not currently foresee any disadvantages to Contract owners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contract owners. If a material irreconcilable conflict should arise, one or more separate accounts could withdraw their investment in the Portfolio. This could possibly force the Portfolio to sell securities at disadvantageous prices. Each Company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, in such event ongoing expenses that are ultimately borne by Contract owners would likely increase due to the loss of economies of scale benefits that can be provided to mutual funds with substantial assets.

                                      TAXES


The following is intended to be a general summary of certain federal income tax consequences of investing in the Portfolio. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors, some of which may be subject to special tax rules. Current and prospective investors are urged to consult their own tax advisor with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possible with retroactive effect.


Taxation of the Portfolio

The Portfolio has elected to be treated as a regulated investment company under Subchapter M of the Code and has qualified as such since its inception. The Portfolio intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Portfolio level. In order to qualify as a regulated investment company, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income:


(a) The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a "qualified publicly traded partnership" (i.e., a partnership that is traded on an established security market or tradable on a secondary market, other than a partnership that derives 90 percent of its income from interest, dividends, capital gains, and other traditional permitted mutual fund income).

(b) The Portfolio must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer of such other securities to a value not greater than 5% of the value of the Portfolio's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer, or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.


(c) The Portfolio is required to distribute to its shareholders at least 90% of its taxable and tax-exempt net investment income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code.

If for any taxable year the Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but that are not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Portfolio during the prior calendar year. Although the Portfolio's distribution policies should enable it to avoid excise tax liability, the Portfolio may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of the Portfolio.

Tax Effects of Certain Transactions. The Portfolio's use of options, futures contracts, forward contracts (to the extent permitted) and certain other investment strategies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income, defer losses, cause adjustments in the holding periods of portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

The Portfolio's investment in zero coupon bonds and other debt obligations having original issue discount may cause the Portfolio to recognize taxable income in excess of any cash received from the investment.

Under current law, the Portfolio serves to block unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Portfolio if either: (1) the Portfolio invests in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Portfolio constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). The Portfolio may invest in REITs that hold residual interests in REMICs.

The Portfolio's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Portfolio at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Portfolio's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Portfolio from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Portfolio

The Portfolio will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Variable Contract Diversification Requirements


The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferred benefits provided by the variable contracts that are offered in connection with such separate accounts. The Sub-Advisor intends to diversify the Portfolio's investments in accordance with those requirements. Accordingly, the Portfolio will be required to diversify its investments so that on the last day of each calendar quarter or within 30 days of such last day no more than 55% of the value of its assets is represented by any one investment, no more than

70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, obligations of the US Treasury and each US Government agency or instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner were considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Portfolio will be able to operate as described currently in the Prospectuses or that the Portfolio will not have to change its investment policies or goals.


Distributions

The Portfolio distributes substantially all of its net investment income and net recognized long term and short-term capital gains to shareholders each year. The Portfolio distributes income dividends annually. In addition, the


Portfolio may make additional capital gains distributions at other times, if required, to remain in compliance with the applicable tax provisions. All dividends and distributions will be automatically reinvested in additional shares of the Portfolio. The prospectus for a Company's variable annuity or variable life insurance policies describe the frequency of distributions to Contract owners and the federal income tax treatment of distributions from such Contracts to Contract owners.


Other Taxation

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Portfolio is liable for any income or corporate-excise tax in the Commonwealth of Massachusetts, provided that the Portfolio continues to qualify as a regulated investment company under Subchapter M of the Code.


The foregoing is only a summary of certain material US federal income tax consequences affecting the Portfolio. Current and prospective investors are advised to consult their own tax advisor with respect to the particular tax consequences to them of an investment in the Portfolio.


                              FINANCIAL STATEMENTS


The audited financial statements for the Portfolio for the fiscal year ended December 31, 2004, are incorporated herein by reference to the Portfolio's Annual Report dated December 31, 2004. A copy of the Portfolio's Annual Report may be obtained without charge by contacting the Customer Service Center at the telephone number shown in the contract Prospectus or plan documents.

                                    APPENDIX

BOND AND COMMERCIAL PAPER RATINGS

Set forth below are descriptions of ratings which represent opinions as to the quality of long-term securities. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

Description of Moody's Corporate Bond Ratings:

Aaa -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Caa in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Corporate Bond Ratings:

AAA -- Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB -- Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -- Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C -The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) or MINUS (-) -- The ratings from "AA" through "CC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Commercial Paper Ratings:

Commercial paper rated A-1 by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investor Services ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Fitch, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1+ reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

                               Investment Advisor
                         DEUTSCHE ASSET MANAGEMENT, INC.

                             Investment Sub-Advisor
                              RREEF AMERICA L.L.C.

                                  Administrator
                        INVESTMENT COMPANY CAPITAL CORP.

                                   Distributor
                           SCUDDER DISTRIBUTORS, INC.

                                    Custodian
                       STATE STREET BANK AND TRUST COMPANY

                                 Transfer Agent
                       SCUDDER INVESTMENTS SERVICE COMPANY


                  Independent Registered Public Accounting Firm
                                ERNST & YOUNG LLP


                                     Counsel
                          WILLKIE FARR & GALLAGHER LLP


                              --------------------

         No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectuses nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
                              --------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                                                     May 1, 2005

SCUDDER INVESTMENTS VIT FUNDS

o  Scudder VIT Equity 500 Index Fund

o  Scudder VIT Small Cap Index Fund

o  Scudder VIT EAFE(R) Equity Index Fund


Scudder Investments VIT Funds is comprised of several funds. Each fund listed above (each, a "Fund" and together, the "Funds") is a series of the Trust. This Statement of Additional Information describes the Funds' Shares.

The Trust's legal name changed from Deutsche Asset Management VIT Funds to Scudder Investments VIT Funds effective May 19, 2003.


The Funds sell shares to separate accounts of various insurance companies and may also sell to certain tax qualified plans (the "Companies"). Shares of the Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts and tax qualified plans ("Contract(s)") issued by the Companies. The investment advisor of the Funds is Deutsche Asset Management, Inc. (the "Advisor" or "DeAM, Inc."). Northern Trust Investments, N.A. ("NTI") is the investment sub-advisor for each Fund. DeAM, Inc. and NTI collectively are referred to as the "Advisors." The distributor of the Funds' shares is Scudder Distributors, Inc. ("SDI" or the "Distributor").

The Prospectus for each Fund, dated May 1, 2005, provides the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectuses. You may request a copy of a Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Customer Service Center at the telephone number shown in the Contract prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in each Fund's Prospectus. The financial statements for each Fund for the fiscal year ended December 31, 2004, are incorporated herein by reference to the Annual Report to shareholders for each Fund dated December 31, 2004. A copy of each Fund's Annual Report may be obtained without charge by calling the Customer Service Center at the telephone number shown in the Contract prospectus.



                         DEUTSCHE ASSET MANAGEMENT, INC.
                         Investment Advisor of each Fund
                                 345 Park Avenue
                               New York, NY 10154

                        NORTHERN TRUST INVESTMENTS, N.A.
                       Investment Sub-Advisor of each Fund
                             50 South LaSalle Street
                                Chicago, IL 60675

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.............................1
         Investment Objectives...............................................1
         Investment Policies.................................................4
         Equity Securities...................................................4
         Fixed Income Securities and Money Market Instruments................9
         Derivative Securities..............................................12
         Derivative Securities: Options.....................................13
         Other Investments..................................................24
         Investment Restrictions............................................27
         Additional Restrictions............................................28
         Portfolio Turnover.................................................28

PORTFOLIO TRANSACTIONS......................................................29
         Portfolio Holdings.................................................32

NET ASSET VALUE; PURCHASE AND REDEMPTION OF SHARES..........................33

MANAGEMENT OF THE TRUST.....................................................37
         Board Consideration of the Advisory Contract.......................54
         Code of Ethics.....................................................56
         Investment Advisor.................................................60
         Investment Sub-Advisor.............................................60
         Portfolio Ownership of Portfolio Managers..........................62
         Administrator......................................................63
         Distributor........................................................64
         Custodian and Transfer Agent.......................................65
         Expenses...........................................................65
         Counsel............................................................65
         Independent Registered Public Accounting Firm......................66

PROXY VOTING GUIDELINES.....................................................66

ORGANIZATION OF THE TRUST...................................................67

TAXES.......................................................................68

FINANCIAL STATEMENTS........................................................70

APPENDIX....................................................................72

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives

The following is a description of each Fund's investment  objective.  There can,
of  course,   be  no  assurance  that  any  Fund  will  achieve  its  investment objective(s).


Scudder VIT Equity 500 Index Fund ("Equity 500 Index Fund")seeks to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large US companies. Under normal circumstances, the Fund will invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the S&P 500 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index.

Scudder VIT Small Cap Index Fund ("Small Cap Index Fund") seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Index, which emphasizes stocks of small US companies. Under normal circumstances, the Fund will invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index.

Scudder VIT EAFE(R) Equity Index Fund ("EAFE Equity Index Fund") seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE(R))
Index (the "EAFE(R) Index"), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East. Under normal circumstances, the Fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the EAFE(R) Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the EAFE(R) Index.


The following is a discussion of the various types of securities and investment strategies employed by each Fund. Unless otherwise indicated, the Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future. If a Fund's investment in a particular type of security is limited to a certain percentage of the Fund's assets, that percentage limitation is listed in the chart. Following the chart, there is a description of how each type of security and investment strategy may be used by the Funds.

Summary of Investment Practices

-----------------------------------------------------------------------------------------------------------------------
                                                 Small Cap Index   Equity 500 Index    EAFE(R) Equity Index
INVESTMENT PRACTICE                                     Fund            Fund                    Fund
-----------------------------------------------------------------------------------------------------------------------
KEY TO TABLE:

o    Permitted without stated limit
/_/  Permitted  without  stated  limit,  but  not  expected  to be  used to a significant extent
X    Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

-----------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES
-----------------------------------------------------------------------------------------------------------------------
Common Stock                                              o                  o                     o
-----------------------------------------------------------------------------------------------------------------------
Warrants Listed on NYSE & ASE                             5%                 X                     5%
-----------------------------------------------------------------------------------------------------------------------
Warrants Not Listed on NYSE & ASE                         2%                 X                     2%
-----------------------------------------------------------------------------------------------------------------------
Preferred Stock                                           o                  o                     o
-----------------------------------------------------------------------------------------------------------------------
Convertible Securities                                    o                  o                     o
-----------------------------------------------------------------------------------------------------------------------
Small Capitalization Stocks                                                  X
                                                       At least
------------------------------------------------------   80%    ----------------------------                  ---------
Medium Capitalization Stocks                                                                     At least
                                                                          At least                 80%
-------------------------------------------------------------------------    80%    ---------                  --------
Large Capitalization Stocks                               X
-----------------------------------------------------------------------------------------------------------------------

SECURITIES OF NON-U.S. ISSUERS
-----------------------------------------------------------------------------------------------------------------------
Foreign Corporate Debt Securities                        /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------
Foreign Government Debt Securities                       /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------
American, European, Global and International             /_/                /_/                   /_/
Depositary Receipts
-----------------------------------------------------------------------------------------------------------------------
Investments in Emerging Markets                           X                  X                    /_/
-----------------------------------------------------------------------------------------------------------------------

FIXED INCOME SECURITIES & MONEY MARKET INSTRUMENTS
-----------------------------------------------------------------------------------------------------------------------
Short-Term Instruments                                   /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------
Obligations of Banks and Other Financial                 /_/                /_/                   /_/
Institutions
-----------------------------------------------------------------------------------------------------------------------
Certificates of Deposit and Bankers'                     /_/                /_/                   /_/
Acceptances
-----------------------------------------------------------------------------------------------------------------------
Commercial Paper                                         /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------
Variable Rate Securities                                 /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                               /_/ /_/ /_/
-----------------------------------------------------------------------------------------------------------------------
Custodial Receipts                                       /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------
Inverse Floating Rate Securities                         /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------
Lower-Rated Debt Securities                              /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------
Put Bonds                                                /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------



                                       2

-----------------------------------------------------------------------------------------------------------------------
                                                 Small Cap Index   Equity 500 Index    EAFE(R) Equity Index
INVESTMENT PRACTICE                                     Fund            Fund                    Fund
-----------------------------------------------------------------------------------------------------------------------
KEY TO TABLE:

o    Permitted without stated limit
/_/  Permitted  without  stated  limit,  but  not  expected  to be  used to a significant extent
X    Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

-----------------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES (OPTIONS)
-----------------------------------------------------------------------------------------------------------------------
Options on Securities                                    /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------
Options on Securities Indices                            15%                15%                   /_/
-----------------------------------------------------------------------------------------------------------------------
Options on Non-US Securities Indices                      X                  X                    /_/
-----------------------------------------------------------------------------------------------------------------------
Spreadlocks                                              /_/                 X                    /_/
-----------------------------------------------------------------------------------------------------------------------

DERIVATIVE SECURITIES (FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS)
-----------------------------------------------------------------------------------------------------------------------
Futures Contracts                                        /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------

Futures Contracts on Securities Indices                   5%                 5%                    5%
-----------------------------------------------------------------------------------------------------------------------
Options on Futures Contracts (including                   5%                 5%                    5%
Contracts on Security Indices)
-----------------------------------------------------------------------------------------------------------------------

Purchase protective puts                                 /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------

DERIVATIVE SECURITIES
-----------------------------------------------------------------------------------------------------------------------
Swaps                                                    10%                 X                    10%
-----------------------------------------------------------------------------------------------------------------------
Hedging Strategies                                       /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------

CURRENCY MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
Currency Exchange Transactions                           /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------
Forward Currency Exchange Contracts                      /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------
Options on Foreign Currencies                             X                  X                    /_/
-----------------------------------------------------------------------------------------------------------------------

OTHER INVESTMENTS AND INVESTMENT PRACTICES
-----------------------------------------------------------------------------------------------------------------------

Illiquid Securities                                      15%                15%                   15%

-----------------------------------------------------------------------------------------------------------------------
When-Issued and Delayed Delivery Securities              15%                15%                   15%
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                    /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                            /_/                /_/                   /_/
-----------------------------------------------------------------------------------------------------------------------
Lending of Portfolio Securities                          30%                30%                   30%
-----------------------------------------------------------------------------------------------------------------------
Other Investment Companies                               10%                10%                   10%
-----------------------------------------------------------------------------------------------------------------------
Temporary Defensive Investments                           X                  X                     X
-----------------------------------------------------------------------------------------------------------------------
Russell 2000 Index                                     At least
                                                         80%
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International EAFE(R)                                                   At least
Index                                                                                             80%
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                             At least
                                                                            80%
------------------------------------------------------------------------------------------------------------------------

Investment Policies

The following is a discussion of the various investments of and techniques employed by each Fund. Unless otherwise indicated, each Fund is permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below.

Equity Securities

General. Each Fund invests in equity securities listed on any domestic or foreign securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock.

Common Stocks. Common stocks, the most familiar type of equity securities, represent an equity (i.e., ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition as well as changes in overall market and economic conditions. This affects the value of the shares of each Fund and thus the value of your investment. Smaller companies are especially sensitive to these factors.

Preferred Stock. Preferred stock has a preference (i.e., ranks higher) in liquidation (and generally dividends) over common stock but is subordinated (i.e., ranks lower) in liquidation to fixed income securities. Dividends on preferred stock may be cumulative, and in such cases, all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks. As a general rule, the market value of preferred stocks with fixed dividend rates and no conversion rights moves inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (e.g., common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks.

Preferred stocks are also subject to the same types of credit risks as corporate bonds. In addition, because preferred stock is subordinate to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's"), although there is no minimum rating that a preferred stock must have to be an eligible investment for the Funds. Generally, however, the preferred stocks in which the Funds invest will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's ratings with respect to preferred stocks do not purport to indicate the future status of payments of dividends.

Warrants. Each Fund except the Equity 500 Index Fund may invest in warrants with respect to 5% of its assets (2% with respect to warrants not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange). Warrants are securities that give the holder the right but not the obligation to buy a specified number of shares of common stock at a specified price, which is often higher than the market price at the time of issuance, for a specified period (or in perpetuity). Warrants may be issued in units with other securities or separately, and may be freely transferable and traded on exchanges. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and thus is a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security, and can result in a complete loss of the amount invested in the warrant.

While the market value of a warrant tends to be more volatile than that of the securities underlying the warrant, changes in the market value of a warrant may not necessarily correlate with that of the underlying security. A warrant ceases to have value if it is not exercised prior to the expiration date, if any, to which the warrant is subject. The purchase of warrants involves a risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price, such as when there is no movement in the level of the underlying security. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Also, warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company.

Convertible Securities. A convertible security is a bond or preferred stock that may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream--generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debt security--a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Medium- and Small-Capitalization Stocks. Each Fund may invest in medium-capitalization stocks, and the Small Cap Index Fund and EAFE(R) Equity Fund may invest in small-capitalization stocks. Historically, medium- and small-capitalization stocks have been more volatile in price than the larger-capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of medium- and small-size companies to changing economic conditions. In addition to exhibiting greater volatility, medium- and small-size company stocks may fluctuate independently of larger company stocks. Medium- and small-size company stocks may decline in price as larger company stocks rise, or rise in prices as large company stock decline.

Non-US Securities

General. To the extent that a Fund invests in non-US securities, the value of each Fund's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from the US economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to non-US issuers than is available with respect to US companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Fund must be made in compliance with US and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because non-US securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies from time to time, the value of the net assets of a Fund as measured in US dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, a Fund's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of a Fund's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, each Fund is authorized to enter into certain foreign currency exchange transactions.

In addition, while the volume of transactions effected on foreign securities exchanges has increased in recent years, in most cases it remains appreciably below that of the NYSE. Accordingly, the Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of US issuers. Moreover, the settlement periods for non-US securities, which are often longer than those for securities of US issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Fund normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Investments in American, European, Global and International Depository Receipts. The Funds may invest in non-US securities in the form of ADRs, EDRs, GDRs and International Depository Receipts ("IDRs") or other similar securities representing ownership of securities of non-US issuers held in trust by a bank or similar financial institution. ADRs are receipts typically issued by a US bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and IDRs are receipts issued in Europe typically by non-US banking and trust companies that evidence ownership of either foreign or US securities. GDRs are receipts issued by either a US or non-US banking institution evidencing ownership of the underlying non-US securities. Generally, ADRs, in registered form, are designed for use in US securities markets and EDRs, GDRs and IDRs, in bearer form, are designed for use in European and international securities markets. An ADR, EDR, GDR or IDR may be denominated in a currency different from the currency in which the underlying foreign security is denominated. ADRs, EDRs, GDRs and IDRs are alternatives to the purchase of the underlying securities in their national markets and currencies, but are subject to the same risks as the non-US securities to which they relate.

Foreign Securities: Special Considerations Concerning the Pacific Basin. The EAFE(R) Equity Index Fund invests in securities denominated in currencies of Asian countries. Accordingly, changes in the value of these currencies against the US dollar will result in corresponding changes in the US dollar value of the Fund's assets denominated in those currencies. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions;
(iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in Asia are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. The EAFE(R) Equity Index Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations.

Investing in Emerging Markets. EAFE(R) Equity Index Fund's investments in foreign securities may be in developed countries or in countries considered by the Advisor to have developing or "emerging" markets, which involves exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The portfolio management team believes that these characteristics may be expected to continue in the future.

Most emerging securities markets have substantially less volume and are subject to less governmental supervision than US securities markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. In addition, there is less regulation of securities exchanges, securities dealers, and listed and unlisted companies in emerging markets than in the US.

Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the
purchaser.   Costs  associated  with
transactions in foreign securities are generally higher than costs associated with transactions in US securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Certain emerging markets require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging markets may also restrict investment opportunities in issuers in industries deemed important to national interest.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

In the course of investment in emerging markets, the Fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. While the Fund will manage its assets in a manner that will seek to minimize the exposure to such risks, there can be no assurance that adverse political, social or economic changes will not cause the Fund to suffer a loss of value in respect of the securities in the Fund's portfolio.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's securities in such markets may not be readily available. The Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if the Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from the Fund's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Fund's Board.

Volume and liquidity in most foreign markets are less than in the US, and securities of many foreign companies are less liquid and more volatile than securities of comparable US companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on US exchanges, although the fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the US. Mail service between the US and foreign countries may be slower or less reliable than within the US, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for certificated portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The Fund may have limited legal recourse in the event of a default with respect to certain debt obligations it holds. If the issuer of a fixed-income security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market country governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Fund's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

Income from securities held by the Fund could be reduced by a withholding tax at the source or other taxes imposed by the emerging market countries in which the Fund makes its investments. The Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. The portfolio management team will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

Many emerging markets have experienced substantial, and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Some of these countries in recent years have begun to control inflation through prudent economic policies.

Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which, in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Fund's assets should these conditions recur.

The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that an emerging markets issuer receives payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates, since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

Fixed Income Securities and Money Market Instruments

General. The Funds may invest in a broad range of domestic and foreign fixed income (debt) securities. Fixed income securities, including (but not limited to) bonds, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values.

The value of fixed income securities in a Fund generally varies inversely with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

In periods of declining interest rates, the yield (the income generated over a stated period of time) of a Fund that invests in fixed income securities may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Fund may tend to be lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value of a Fund investing in fixed income securities can generally be expected to change as general levels of interest rates fluctuate.

Repurchase Agreements. Each Fund may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, the Fund acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer.

A repurchase agreement provides a means for the Funds to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for the Fund, the Advisor seeks to reduce the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value
(including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Short-Term Instruments. When a Fund experiences large cash inflows, for example, through the sale of securities, and desirable equity securities that are consistent with the Fund's investment objective, are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic:
(i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of the Advisor; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements.

Obligations of Banks and Other Financial Institutions. At the time the Funds invest in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Advisor. These instruments may be denominated in US dollars or in foreign currencies.

The Funds may invest in US dollar-denominated fixed rate or variable rate obligations of US or foreign financial institutions, including banks. Obligations of domestic and foreign financial institutions in which the Funds may invest include (but are not limited to) certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other US dollar-denominated instruments issued or supported by the credit of US or foreign financial institutions, including banks.

For purposes of the Funds' investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of US banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor deems the instruments to present minimal credit risk, the Funds may invest in obligations of foreign banks or foreign branches of US banks, which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan, Canada and Australia.

Investments in these obligations may entail risks that are different from those of investments in obligations of US domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of US banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards that those applicable to domestic branches of US banks.

Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Each Fund may invest in fixed rate or variable rate commercial paper, issued by US or foreign entities. Commercial paper consists of short-term (usually up to one year) unsecured promissory notes issued by US or foreign corporations in order to finance their current operations. Any commercial paper issued by a foreign entity corporation and purchased by the Funds must be US dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

Commercial paper when purchased by the Funds must be rated in the highest short-term rating category by any two nationally recognized statistical rating organizations (or one nationally recognized statistical rating organization ("NRSRO") if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Advisor to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of US and foreign banks.

Each Fund may also invest in variable rate master demand notes. A variable-rate master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix to this SAI.

At the time the Funds invest in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Advisor. These instruments may be denominated in US dollars or in foreign currencies.

US Government Securities. Each Fund may invest in obligations issued or guaranteed by the US government and that are direct obligations of the US Treasury. Included among direct obligations of the US are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance.

Each Fund may also invest in separately traded principal and interest component of securities guaranteed or issued by the US government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the US government. STRIPS are sold as zero coupon securities.

Fixed Income Security Risk. Fixed income securities expose a Fund to five types of risk: (1) Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates; (2) Income risk is the potential for a decline in a Fund's income due to falling market interest rates; (3) Credit risk is the possibility that a bond issuer will fail to make timely payments of either interest or principal to a Fund; (4) Prepayment risk or call risk is the likelihood that, during period of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring a Fund to invest the proceeds at generally lower interest rates; and (5) extension risk is the risk that as interest rates increase, slower than expected principal payments could extend the average life of fixed income securities, which will have the effect of locking in a below-market interest rate, increasing the securities duration and reducing the value of the security.

Derivative Securities

General. Each Fund may invest in various instruments that are commonly known as "derivatives." Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances lead to significant losses. The Advisor will use derivatives only in circumstances where they offer the most efficient means of improving the risk/reward profile of the Fund and when consistent with the Fund's investment objective and policies. The use of derivatives for non-hedging purposes may be considered speculative.

The Funds' investment in options, futures or forward contracts, swaps and similar strategies (collectively, "derivatives") depends on the Advisor's judgment as to the potential risks and rewards of different types of strategies. Derivatives can be volatile investments and may not perform as expected. If the Advisor applies a hedge at an inopportune time or judges price trends incorrectly, derivative strategies may lower the Funds' returns. A Fund could also experience losses if the prices of its derivative positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. Options and futures traded on foreign exchanges generally are not regulated by US authorities, and may offer less liquidity and less protection to a Fund in the event of default by the other party to the contract.

Derivative Securities: Options

Options on Securities. Each Fund may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income through the premiums it receives for writing the option(s). However, in return for the premium, a Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund. All options written by the Funds are "covered."

A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is segregated by the Fund in cash or liquid securities.

When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

A put option written by a Fund is "covered" when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken. When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. A Fund will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price.

A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." A Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased. When the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price.

If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Fund.

A Fund may purchase call and put options on any securities in which it may invest. A Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. A Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. A Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.


The hours of trading for options on securities and securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.


Each Fund may enter into closing transactions in order to offset an open option position prior to exercise or expiration by selling an option it has purchased or by entering into an offsetting option. If a Fund cannot effect closing transactions, it may have to retain a security in its portfolio it would otherwise sell or deliver a security it would otherwise retain. The Funds may purchase and sell options traded on recognized foreign exchanges. The Funds may also purchase and sell options traded on US exchanges and, to the extent permitted by law, options traded over-the-counter.

A Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, a Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Advisor will monitor the creditworthiness of dealers with whom a Fund enters into such options transactions under the general supervision of the Fund's Trustees. Unless the Board of Trustees conclude otherwise, each Fund intends to treat OTC options as not readily marketable and therefore subject to each Fund's 15% limit on investments in illiquid securities.

Options on Securities Indices. Each Fund may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100 Index. Indices may also be based on a particular industry or market segment.

Options on securities  indices are similar to options on securities  except that
(1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

Each Fund will not purchase such options unless the Advisor believes the market is sufficiently developed such that the risk of trading such options is no greater than the risk of trading options on securities.

As discussed in "Options on Securities," a Fund would normally purchase a call option in anticipation of an increase in the market value of the relevant index. The purchase of a call option would entitle a Fund, in exchange for the premium paid, to receive upon exercise a cash payment based on the level of the index on the exercise date. A Fund would ordinarily have a gain if the value of the index increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the index remained at or below the exercise price during the option period.

As discussed in "Options on Securities," a Fund would normally purchase "protective puts" in anticipation of a decline in the market value of the relevant index. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to receive upon exercise a cash payment based on the level of the index on the exercise date. The purchase of protective puts is generally designed to offset or hedge against a decline in the market value of the index. A Fund would ordinarily recognize a gain if the value of the index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the index.

EAFE(R) Equity Index Fund may, to the extent allowed by Federal and state securities laws, invest in non-U.S. securities indices instead of investing directly in individual foreign securities.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although a Fund generally will only purchase or write such an option if the Advisor believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase such options unless the Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Advisor may be forced to liquidate portfolio securities to meet settlement obligations. Each Fund's activities in index options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

In addition, the hours of trading for options on securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Spreadlocks. The Small Cap Index and EAFE(R) Equity Index Funds may enter into spreadlocks. A spreadlock is a form of swap contract that involves an exchange of a one time cash payment based on a specific financial index between the Fund and another party. A spreadlock allows an interest rate swap user to lock in the forward differential between the interest rate swap rate and the yield of the government bond underlying the swap. Essentially, a spreadlock allows the investor to buy or sell the spread forward by entering into a forward contract on the swap spread (i.e., the spread between the government yield and the swap rate (or yield)) for a given maturity. The price of a spreadlock is determined by the yield spread between a forward starting fixed/floating swap and a forward transaction in a government bond. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation until the agreement matures, at which time the cash payment, based on the value of the swap on the maturity date, is exchanged between the two parties.

Currency Management

General. In connection with a Fund's investments denominated in foreign currencies, the Advisor may choose to utilize a variety of currency management (hedging) strategies. The Advisor seeks to take advantage of different yield, risk and return characteristics that different currency; currency denominations and countries can provide to US investors. In doing so, the Advisor will consider such factors as the outlook for currency relationships; current and anticipated interest rates; levels of inflation within various countries; prospects for relative economic growth; and government policies influencing currency exchange rates and business conditions. Although the Advisor may attempt to manage currency exchange rate risks, there is no assurance that the Advisor will do so, or do so at an opportune time or that the Advisor will be able to predict exchange rates accurately.

Currency Exchange Transactions. Because each Fund may buy and sell securities denominated in currencies other than the US dollar and receives interest, dividends and sale proceeds in currencies other than the US dollar, each Fund from time to time may enter into currency exchange transactions to convert to and from different currencies and to convert currencies to and from the US dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market or uses forward contracts to purchase or sell foreign currencies.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks and brokerages) and their customers. A forward currency exchange contract may not have a deposit requirement and may be traded at a net price without commission. Each Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward currency exchange contract. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in exchange rates, or prevent loss if the prices of these securities should decline.

Each Fund may enter into currency hedging transactions in an attempt to protect against changes in currency exchange rates between the trade and settlement dates of specific securities transactions or changes in currency exchange rates that would adversely affect a Fund's position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Advisor's long-term investment decisions, a Fund will not routinely enter into currency hedging transactions with respect to security transactions; however, the Advisor believes that it is important to have the flexibility to enter into currency hedging transactions when it determines that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event a Fund's ability to utilize forward contracts may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the US dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency forward contracts may not eliminate fluctuations in the underlying US dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject a Fund to certain risks.

The matching of the increase in value of a forward contract and the decline in the US dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the US dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

Options on Foreign Currencies. The EAFE(R) Equity Index Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the EAFE(R) Equity Index Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

The EAFE(R) Equity Index Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the EAFE(R) Equity Index Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The EAFE(R) Equity Index Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian.

The EAFE(R) Equity Index Fund also may write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the US dollar value of a security that the Fund owns or has the right to acquire and that is denominated in the currency underlying the option, due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in US dollars marked to market daily.

Swap Agreements. Each Fund except the Equity 500 Index Fund may enter into swap agreements to the extent that obligations under such agreements represent not more than 10% of the Fund's total assets. Swap agreements are contracts entered into by two parties, primarily institutional investors, for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. The notional amount of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, US Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund's portfolio.

Whether the use of swap agreements will be successful in furthering the Fund's investment objective will depend on the Advisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, a Fund will enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty. This risk will be mitigated by investing the Fund in the specific asset for which it is obligated to pay a return.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (the "CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by eligible participants, which include the following, provided the participant's  total assets exceed established  levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a "safe harbor" for swap transactions from regulation as futures or commodity option transactions under the CEA or regulations thereunder. The Policy Statement applies to swap transactions settled in cash that: (i) have individually tailored terms; (ii) lack exchange style offset and the use of a clearing organization or margin system; (iii) are undertaken in conjunction with a line of business; and (iv) are not marketed to the public.

Derivative Securities: Futures Contracts and Options on Futures Contracts

General. Each Fund may enter into futures contracts on securities, securities indices, foreign currencies and interest rates, and purchase and write (sell) options thereon which are traded on exchanges designated by the CFTC or, if consistent with CFTC regulations, on foreign exchanges. These futures contracts are standardized contracts for the future delivery of, among other things, a commodity, a non-US currency, an interest rate sensitive security or, in the case of index futures contracts or certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the index. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

A Fund may, for example, enter into futures contracts and options on futures contracts on securities, securities indices and currencies to manage its exposure to changing interest rates, security prices and currency exchange rates or as an efficient means of managing allocations between asset classes. All futures contracts entered into by the Fund are traded on US exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges approved by the CFTC. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities or instruments held by the Fund or securities or instruments that they expect to purchase. The Funds are operated by persons who have claimed an exemption from the definition of the term "commodity pool operator" under the CEA and, therefore, who are not subject to registration or regulation under the CEA.

Each Fund's futures transactions may be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are denominated) that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are denominated) that the Fund intends to purchase. As evidence of this hedging intent, the Fund expects that, on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

The  successful  use of futures  contracts  and options  thereon  draws upon the portfolio management team's skill and experience with respect to such instruments and is subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between price movements of hedging instruments and price movements in the securities or currencies being hedged. Successful use of futures or options contracts is further dependent on the portfolio management team's ability to predict correctly movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct.

The Board of Trustees of the Funds adopted the requirement that futures contracts and options on futures contracts be used as a hedge and that stock index futures may be used on a continual basis to equitize cash so that the Fund may maintain 100% equity exposure. The Board of Trustees of the Equity 500 Index Fund has adopted the requirement that index futures contracts and options on index futures contracts be used only for cash management purposes. The other Funds may purchase and write (sell) options on index futures contracts for hedging purposes.

Futures Contracts. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity or index at a fixed time and place in the future. US futures contracts have been designed by exchanges which have been designated "contract markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Each Fund may enter into contracts for the purchase or sale for future delivery of fixed-income or equity securities, foreign currencies, or financial indices, including any index of US or foreign securities, US government securities, foreign government securities or corporate debt securities or municipal securities. Futures contracts on foreign currencies may be used to hedge the value of securities that are denominated in foreign currencies.

At the same time a futures contract is entered into, a Fund must allocate cash or liquid securities as a good faith deposit to maintain the position ("initial margin"). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

Although futures contracts (other than those that settle in cash, such as index futures) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in an identical futures contract on the commodities exchange on which the futures contract was entered into (or a linked exchange) calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it engages in these transactions.


One purpose of the acquisition or sale of a futures contract, in cases where a Fund holds or intends to acquire fixed-income or equity securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates or in securities prices without actually buying or selling fixed-income or equity securities or foreign currencies. For example, if interest rates were expected to increase (which would cause the prices of debt securities to decline), the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.


Similarly, when it is expected that interest rates may decline (thus increasing the value of debt securities), futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. The segregated assets maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash or liquid securities in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price, general interest rate or currency exchange rate trends by the portfolio management team may still not result in a successful transaction.

In addition, futures contracts entail significant risks. Although the portfolio management team believes that use of such contracts will benefit the Funds, if the portfolio management team's investment judgment about the general direction of securities prices, currency rates, interest rates or an index is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates or a decrease in an index which would adversely affect the value of securities held in its Fund and interest rates decrease or securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities from its Fund to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market. Each Fund may have to sell securities at a time when it may be disadvantageous to do so.

Futures Contracts on Securities Indices. The Funds may also enter into futures contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of US or non-US securities. Index futures may be used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund or as an efficient means of managing allocation between asset classes. An index futures contract may also be entered into to close out or offset an existing futures position.

When used for hedging purposes, each transaction in futures contracts on a securities index involves the establishment of a position which, the portfolio management team believes, will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions take for the Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of futures contracts may not be achieved or a loss may be realized.

Options on Futures Contracts (Including Futures Contracts on Securities Indices.) As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on an interest rate sensitive futures contract to hedge against a potential price increase on debt securities due to declining interest rates.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an index or individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the underlying Fund securities which are the same as or correlate with the security or foreign currency futures contract that is deliverable upon exercise of the option on that futures contract. If the futures price at expiration of the option is below the exercise price specified in the option, the Fund will retain the full amount of the net premium (the premium received for writing the option less any commission), which provides a partial hedge against any decline that may have occurred in the Fund's holdings.

The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities or foreign currency that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option net premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase.

If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a call or put option on a futures contract with respect to an index is similar in some respects to the purchase of a call or protective put option on an index. For example, the Fund may purchase a put option on an index futures contract to hedge against the risk of declining securities values.

The amount of risk the Fund assumes when it purchases an option on an index futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Additional Risks Related to Transactions in Options, Futures Contracts, Options on Futures Contracts, Swaps and Forward Foreign Currency Exchange Contracts. The use of derivatives involves (1) liquidity risk (contractual positions cannot be easily closed out in the event of market changes or generally in the absence of a liquid secondary market), (2) correlation risk (changes in the value of hedging positions may not match the securities market and foreign currency fluctuations intended to be hedged), and (3) market risk (an incorrect prediction of securities prices or exchange rates by the Advisor may cause the Fund to perform worse than if such positions had not been taken). In addition, the ability to terminate OTC derivatives is more limited than with exchange traded derivatives and may involve the risk that the counterparty to the option will not fulfill its obligations.


Asset Coverage. The Funds will comply with the segregation or coverage guidelines established by the Securities and Exchange Commission ("SEC") and other applicable regulatory bodies with respect to certain transactions, including (but not limited to) options written on securities and indexes; currency, interest rate and security index futures contracts and options on these futures contracts; forward currency contracts; and swaps, caps, floors and collars. These guidelines may, in certain instances, require the Fund to cover the Fund's obligations with respect to these strategies with cash or liquid securities to the extent they are not otherwise covered through ownership of the underlying security or financial instrument, by other portfolio positions or by other means consistent with applicable regulatory policies. The assets used as cover must at all times equal or exceed the Fund's obligations with respect to these strategies. Assets used as cover cannot be sold or transferred unless equivalent assets are substituted in their place or cover is no longer necessary. As a result, there is a possibility that using a large percentage of the Fund's assets as cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


The Board of Trustees of the Funds has adopted the requirement that futures contracts and options on futures contracts be used as a hedge and that the Funds may also use stock index futures on a continual basis to equitize cash so that the Fund may maintain 100% equity exposure.


A call option written on securities may require a Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to use assets as cover (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written on an index may require the Fund to own portfolio securities that correlate with the index or to use assets as cover (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund may require the Fund to use assets as cover (as described above) equal to the exercise price. The Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. If the Fund holds a futures contract, the Fund could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held. The Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any assets used as cover (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.


The use of derivatives is a highly specialized activity which involves investment techniques and risks that are different from those associated with ordinary portfolio transactions. Gains and losses on these derivatives depend on the Advisor's ability to predict the direction of stock prices, interest rates, currency movements and other economic factors. The loss that may be incurred by the Fund in entering into futures contracts, written options, forward currency contracts and certain swaps is potentially unlimited. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain facilities of an options clearing entity or other entity performing the regulatory and liquidity functions of an options clearing entity inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. Most futures exchanges limit the amount of fluctuation permitted in a futures contract's prices during a single trading day. Once the limit has been reached no further trades may be made that day at a price beyond the limit. The price limit will not limit potential losses, and may in fact prevent the prompt liquidation of futures positions, ultimately resulting in further losses. Options and futures traded on foreign exchanges generally are not regulated by US authorities, and may offer less liquidity and less protection to the Fund in the event of default by the other party to the contract.

There is no limit on the percentage of the assets of a Fund that may be at risk with respect to futures contracts and related options or forward currency contracts. Each Fund's transactions in options, forward currency contracts, futures contracts, options on futures contracts and swaps may be limited by the requirements for qualification of the Fund as a regulated investment company for tax purposes. See "Taxes." There can be no assurance that the use of these portfolio strategies will be successful.

Derivative Securities: Hedging Strategies

Hedging Strategies. Each Fund may use certain strategies designed to adjust the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including (but not limited to) futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Fund's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Fund change its investments among different types of securities.

Each Fund might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Advisor is incorrect in its judgment on market values, interest rates, currency rates or other economic factors in using a hedging strategy, the Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

o the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Fund;

o the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

o possible constraints placed on the Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to maintain "cover" or to segregate securities; and

o the possibility that the Fund will be unable to close out or liquidate its hedged position.

A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of derivative transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. With respect to futures contracts, since the value of portfolio securities will generally far exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets.

In hedging transactions based on an index, whether the Fund will realize a gain or loss depends upon movements in the level of securities prices in the securities market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. The risk of imperfect correlation increases as the composition of the Fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

Securities index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that would distort the normal relationship between the securities index and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in a securities index and movements in the price of securities index futures, a correct forecast of general market trends by the Advisor still may not result in a successful hedging transaction.

To the extent that a Fund engages in the strategies described above, the Fund may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits and the Fund may be unable to close out a position without incurring substantial losses, if at all. Each Fund is also subject to the risk of default by a counterparty to an off-exchange transaction. See "Illiquid Securities."

Other Investments


Illiquid Securities. Historically, illiquid securities have included (i) securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), (ii) securities that are otherwise not readily marketable and (iii) repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

Rule 144A Securities are securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from each Fund's limit on illiquid securities of 15% of net assets. Under the supervision of the Board of Trustees of the Funds, the Advisor determines the liquidity of restricted securities and, through reports from the Advisor, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Funds could be adversely affected.

In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security;
(ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and (iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

When-Issued and Delayed Delivery Securities. Each Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund identifies, as part of a segregated account, cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Repurchase Agreements. Each Fund may engage in repurchase agreement transactions with member banks of the Federal Reserve System, certain non-US banks and certain non-bank dealers, including government securities dealers. Under the terms of a typical repurchase agreement, a Fund would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Funds bears a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Funds may be delayed in, or prevented from, exercising its rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Funds could experience a loss. The Advisor reviews the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the Investment Company Act of 1940, as amended ("1940 Act").

Reverse Repurchase Agreements. The Funds may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account cash, US Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by a Fund.

Lending of Portfolio Securities. Each Fund may lend its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, each Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Fund. The Fund may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest-bearing short-term investments), and distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers selected by the Fund's delegate after a commercially reasonable review of relevant facts and circumstances, including the creditworthiness of the borrower.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on loan, the loan must be called and the securities voted. Pursuant to an exemptive order granted by the SEC, cash collateral received by a Fund may be invested in a money market fund managed by the Advisor (or one of its affiliates).

Investment of Uninvested Cash Balances. A Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions or dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an exemptive order issued by the SEC, a Fund may use Uninvested Cash to purchase shares of affiliated funds, including money market funds and Scudder Cash Management QP Trust, or entities for which the Advisor may act as investment advisor now or in the future that operate as cash management investment vehicles but are excluded from the definition of investment company pursuant to Section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by a Fund in shares of the Central Funds will comply with Rule 2a-7 under the 1940 Act and will be in accordance with a Fund's investment policies and restrictions.

A Fund will invest Uninvested Cash in Central Funds only to the extent that a Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets. Purchase and sales of share of Central Funds are made at net asset value.


Investment Restrictions

Fundamental Policies. The following investment restrictions are "fundamental policies" of each Fund and may not be changed with respect to a Fund without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI, means, with respect to each Fund, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, EAFE(R) Equity Index Fund, Equity 500 Index Fund and Small Cap Index Fund may not:

(1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction (as an operating policy, the Funds may not engage in dollar roll transactions);

(2) underwrite securities issued by other persons except insofar as the Trust or the Fund may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

(3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); or (b) through the use of repurchase agreements or the purchase of short-term obligations;

(4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Trust may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

(5) concentrate its investments in any particular industry (excluding US Government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry;

(6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder (except to the extent permitted in investment restriction No. 1), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

(7) purchase the securities of any one issuer if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to these 5% limitation and provided that there is no limitation with respect to investments in US Government securities.


The 1940 Act imposes additional restrictions on acquisition by a Fund of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and on transactions with affiliated persons as defined in the 1940 Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the Funds or their investment practices or policies.

For purposes of determining industry groups in connection with this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the U.S. Office of Management and Budget. The Portfolio monitors industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The Advisor believes that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the Portfolio to forgo investment possibilities that may otherwise be available to it under the 1940 Act.


Additional Restrictions

In order to comply with certain statutes and policies, the EAFE(R) Equity Index Fund, Equity 500 Index Fund and Small Cap Index Fund will not, as a matter of operating policy (except as such policies may be changed by the Board of Trustees to the extent permitted by law):

         (i) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         (ii)     invest for the purpose of exercising control or management;

         (iii) purchase for the Fund securities of any investment company if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; or

         (iv) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal.

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

Portfolio Turnover

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities in the Funds may be sold whenever the Advisor believes it is appropriate to do so in light of the investment objectives of the Funds without regard to the length of time a particular security may have been held. A 100% annual turnover rate would occur, for example, if all portfolio securities (excluding short-term obligations) were replaced once in a period of one year, or if 10% of the portfolio securities were replaced ten times in one year. High portfolio turnover rates (100%
or more) may result in higher brokerage commissions, dealer mark-ups or underwriting commissions, as well as other transaction costs.


Each Fund's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the portfolio during the year, excluding U.S. Government securities and securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions. For the fiscal year ended December 31, 2004, the portfolio turnover for the Equity 500 Index Fund, Small Cap Index Fund and EAFE(R) Equity Index Fund, on an annualized basis, was 1%,
22% and 3%, respectively. For the fiscal year ended December 31, 2003, the portfolio turnover for the Equity 500 Index Fund, Small Cap Index Fund and EAFE(R) Equity Index Fund, on an annualized basis, was 1%, 28% and 6%, respectively. For the fiscal year ended December 31, 2002, the portfolio turnover for the Equity 500 Index Fund, Small Cap Index Fund and EAFE(R) Equity Index Fund, on an annualized basis, was 10%, 40% and 25%, respectively.

                             PORTFOLIO TRANSACTIONS

The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage. With respect to those funds for which a sub-investment advisor manages the funds' investments, references in this section to the "Advisor" should be read to mean the Sub-Advisor.

The policy of the Advisor in placing orders for the purchase and sale of securities for the Funds is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Funds to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on U.S. securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Funds to their customers. However, the Advisor does not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for a Fund, to cause the Fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for each

Fund in order to obtain research from such broker-dealers that is prepared by third parties (i.e., "third party research"). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., "proprietary research"). Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the portfolio/fund making the trade, and not all such information is used by the Advisor in connection with such portfolio/fund. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the funds.

The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for each portfolio/fund and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for each Fund with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the Funds, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the Funds.

Deutsche Bank AG or one of its affiliates (or in the case of a sub-adviser, the sub-adviser or one of its affiliates) may act as a broker for the Funds and receive brokerage commissions or other transaction-related compensation from the Funds in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Funds' Boards, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges each Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

Portfolio Holdings

Each Fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until each Fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). Each Fund does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the Funds.

Each Fund's procedures permit non-public portfolio holdings information to be shared with affiliates of the advisor, subadvisors, custodians, independent registered public accounting firms, securities lending agents and other service providers to each Fund who require access to this information to fulfill their duties to the Funds, subject to the requirements described below. This information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Lipper, or other entities if the Funds have a legitimate business purpose in providing the information sooner than 16 days after month-end or on a more frequent basis, as applicable, subject to the requirements described below.

Prior to any disclosure of the Funds' non-public portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Funds' Trustees must make a good faith determination in light of the facts then known that each Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of each Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Periodic reports regarding these procedures will be provided to the Funds' Trustees.


               NET ASSET VALUE; PURCHASE AND REDEMPTION OF SHARES

Net Asset Value


The net asset value of shares of each Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.

An equity security is valued at its most recent sale price on the security's primary exchange or OTC market as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange or OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange or OTC market as of the Value Time. In the case of certain foreign exchanges or OTC markets, the closing price reported by the exchange or OTC market (which may sometimes be referred to as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on the relevant exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market is valued on the Value Date at the evaluated price provided by the broker-dealer with which it was traded. Futures contracts (and options thereon) are valued at the most recent settlement price, if available on the exchange on which they are traded most extensively. With the exception of stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement times are prior to the close of trading on the New York Stock Exchange. For stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement prices are normally available at approximately 4:20 Eastern time. If no settlement price is available, the last traded price on such exchange will be used.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of US dollars is calculated by converting the Local Currency into US dollars at the prevailing currency exchange rate on the valuation date.

If market quotations for portfolio assets are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.

Trading in Foreign Securities

With respect to the EAFE(R) Equity Index Fund, trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing the net asset values, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Similarly, foreign securities quoted in foreign currencies are translated into US dollars at the foreign exchange rates.

Occasionally, events that affect values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued under procedures adopted by and under the supervision of the Board of Trustees, although the actual calculation may be done by others.

Purchase and Redemption of Shares


Each Fund, may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed, other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

Shares of each Fund will be continuously offered to each Company's separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Company. The Company then offers to Contract owners units in its separate accounts which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Company by such Contract owners. Contract owners can send such instructions and requests to the Companies by first class mail, overnight mail or express mail sent to the address set forth in the relevant Company's prospectus. Each Fund and the Distributor reserve the right to reject any purchase order for shares of a Fund.


Each investor in a Fund may add to or reduce its investment in the Fund on each day the Fund determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Fund will be determined by multiplying the net asset value of the Fund by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Fund. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Fund effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Fund as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as the close of business on the following business day.

Payment for redeemed shares will ordinarily be made within seven (7) business days after a Fund receives a redemption order from the relevant Company. The redemption price will be the net asset value per share next determined after the Company receives the Contract owner's request in proper form.

Each Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the NYSE is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value; or as permitted by the SEC.

The prospectus for the Company's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

Redemptions and Purchases in Kind

The Trust, on behalf of each Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing a Fund's net asset value (a "redemption in kind"). If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund, has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisor, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund; (ii) be acquired by the applicable Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. When securities are used as payment for shares or as a redemption in kind from the Fund, the transaction fee will not be assessed. The shareholder will be charged the costs associated with receiving or delivering the securities. These costs include security movement costs and taxes and registration costs. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

                             MANAGEMENT OF THE TRUST


The overall business and affairs of the Trust and the Funds is managed by the Board of Trustees. The Board approves all significant agreements between the Funds and persons or companies furnishing services to the Funds, including the Funds' agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for managing the Funds' affairs and for exercising the Funds' powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is appointed or elected and qualified. Each officer holds office until he or she resigns, is removed or a successor has been duly appointed and qualified.

The following information is provided for each Trustee and Officer of the Trust as of the end of the most recently completed calendar year. The first section of the table lists information for each Trustee who is not an "interested person" of the Trust and Funds (as defined in the 1940 Act) (an "Independent Trustee"). Information for each Non-Independent Trustee ("Interested Trustee") follows. The Interested Trustees are considered to be interested persons as defined by the 1940 Act because of their employment with either the Funds' advisor and/or underwriter. The mailing address for the Trustees and Officers with respect to the Trust's operations is One South Street, Baltimore, Maryland, 21202.


The following individuals hold the same position with the Funds and the Trust.


Independent Trustees

--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the                                                                                 Number of Funds
Fund and Length of Time    Business Experience and Directorships                                  in the Fund
Served^1,^2                During the Past 5 Years                                                Complex Overseen
--------------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman         Private Equity Investor (January 1997 to present); Director, Corvis           51
5/27/37                    Corporation3 (optical networking equipment) (July 2000 to present),
Chairman since 2004 and    Brown Investment Advisory & Trust Company (investment advisor)
Trustee since 2002         (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present).  Formerly, Director,
                           Soundview Technology Group Inc. (investment banking) (July 1998 to
                           January 2004) and Director, Circon Corp.^3 (medical instruments)
                           (November 1998 to January 1999); President and Chief Executive
                           Officer, The National Association of Securities Dealers, Inc. and The
                           NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of
                           Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.)
                           (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now
                           Deutsche Bank Securities Inc.) (1976-1985)
--------------------------------------------------------------------------------------------------------------------



                                       37

--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the                                                                                 Number of Funds
Fund and Length of Time    Business Experience and Directorships                                  in the Fund
Served^1,^2                During the Past 5 Years                                                Complex Overseen
--------------------------------------------------------------------------------------------------------------------
Richard R. Burt            Chairman, Diligence LLC (international information collection and             54
2/03/47                    risk-management firm (September 2002 to present); Chairman, IEP
Trustee since 2002         Advisors, Inc. (July 1998 to present); Member of the Board, Hollinger
                           International, Inc.3 (publishing) (September 1995 to present), HCL
                           Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell
                           Hutchins families of funds) (registered investment companies)
                           (September 1995 to present); and Member, Textron Inc.^3 International
                           Advisory Council (July 1996 to present). Formerly, Partner, McKinsey
                           & Company (consulting) (1991-1994) and US Chief Negotiator in
                           Strategic Arms Reduction Talks (START) with former Soviet Union and
                           US Ambassador to the Federal Republic of Germany (1985-1991); Member
                           of the Board, Homestake Mining^3 (mining and exploration) (1998 to
                           February 2001), Archer Daniels Midland Company^3 (agribusiness operations) (October 1996 to June 2001) and Anchor Gaming (gaming software and equipment) (March 1999 to December 2001); Chairman of the Board, Weirton Steel Corporation^3 (April 1996-2004)
--------------------------------------------------------------------------------------------------------------------
S. Leland Dill             Trustee, Phoenix Euclid Market Neutral Funds (since May 1998),                51
3/28/30                    Phoenix Funds (25 portfolios) (since May 2004) (registered investment
Trustee since 1986 for     companies); Retired (since 1986). Formerly, Partner, KPMG Peat
Scudder Advisor Funds and  Marwick (June 1956 to June 1986); Director, Vintners International
since 1993 for Scudder     Company Inc. (wine vintner) (June 1989 to May 1992), Coutts (USA)
Investment Portfolios      International (January 1992 to March 2000), Coutts Trust Holdings
                           Ltd., Coutts Group (private bank) (March 1991 to March 1999); General
                           Partner, Pemco (investment company) (June 1979 to June 1986);
                           Trustee, Phoenix Zweig Series Trust (September 1989 to May 2004)
--------------------------------------------------------------------------------------------------------------------
Martin J. Gruber           Nomura Professor of Finance, Leonard N. Stern School of Business, New         51
7/15/37                    York University (since September 1964); Trustee (since January 2000)
Trustee since 1999         and Chairman of the Board (since February 2004), CREF (pension fund);
                           Trustee of the TIAA-CREF Mutual funds (53 portfolios) (since February
                           2004); Director, Japan Equity Fund, Inc. (since January 1992), Thai
                           Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc.
                           (since January 2000) (registered investment companies). Formerly,
                           Trustee, TIAA (pension fund) (January 1996-January 2000); Director,
                           S.G. Cowen Mutual Funds (January 1985 to  January 2001)
--------------------------------------------------------------------------------------------------------------------
Richard J. Herring         Jacob Safra Professor of International Banking and Professor, Finance         51
2/18/46                    Department, The Wharton School, University of Pennsylvania (since
Trustee since 1999         July 1972); Director, Lauder Institute of International Management
                           Studies (since July 2000); Co-Director, Wharton Financial
                           Institutions Center (since July 2000). Formerly, Vice Dean and
                           Director, Wharton Undergraduate Division (July 1995 to June 2000)
--------------------------------------------------------------------------------------------------------------------
Graham E. Jones            Senior Vice President, BGK Realty, Inc. (commercial real estate)              51
1/31/33                    (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck
Trustee since 2002         & Greer (since 1985) and Trustee of 7 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998)
--------------------------------------------------------------------------------------------------------------------



                                       38

--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the                                                                                 Number of Funds
Fund and Length of Time    Business Experience and Directorships                                  in the Fund
Served^1,^2                During the Past 5 Years                                                Complex Overseen
--------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel           President and Chief Executive Officer, The Pew Charitable Trusts              51
4/10/51                    (charitable foundation) (1994 to present); Executive Vice President,
Trustee since 2002         The Glenmede Trust Company (investment trust and wealth management)
                           (1983 to present)
--------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.       Principal, Philip Saunders Associates (economic and financial                 51
10/11/35                   consulting) (since November 1988). Formerly, Director, Financial
Trustee since 1986 for     Industry Consulting, Wolf & Company (consulting) (1987-1988);
Scudder Advisor Funds and  President, John Hancock Home Mortgage Corporation (1984-1986); Senior
since 1993 for Scudder     Vice President of Treasury and Financial Services, John Hancock
Investment Portfolios      Mutual Life Insurance Company, Inc. (1982-1986)
--------------------------------------------------------------------------------------------------------------------
William N. Searcy          Private investor (since October 2003); Trustee of 18 open-end mutual          51
9/03/46                    funds managed by Sun Capital Advisers, Inc. (since October 1998).
Trustee since 2002         Formerly, Pension & Savings Trust Officer, Sprint Corporation^3
                           (telecommunications) (November 1989 to October 2003)
--------------------------------------------------------------------------------------------------------------------

Interested Trustee

--------------------------------------------------------------------------------------------------------------------
William N. Shiebler^4      Vice Chairman, Deutsche Asset Management ("DeAM") and a member of the        134
2/06/42                    DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam
Trustee since 2004         Investments, Inc. (1999); Director and Senior Managing Director of
                           Putnam Investments, Inc. and President, Chief Executive Officer, and
                           Director of Putnam Mutual Funds Inc. (1990-1999)
--------------------------------------------------------------------------------------------------------------------

Officers

--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the
Fund and Length of Time    Business Experience and Directorships
Served^1,^2                During the Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Julian F. Sluyters^6       Managing Director^5, Deutsche Asset Management (since May 2004); President and Chief
7/14/60                    Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central
President and Chief        Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder
Executive Officer since    Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004), Scudder
2004                       Global Commodities Stock Fund, Inc. (since July 2004); President and Chief Executive
                           Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and
                           Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global
                           Asset Management
--------------------------------------------------------------------------------------------------------------------
Kenneth Murphy^7           Director^5, Deutsche Asset Management (September 2000 to present). Formerly, Director,
10/13/63                   John Hancock Signature Services (1992-2000)
Vice President and
Anti-Money Laundering
Compliance Officer since
2002
--------------------------------------------------------------------------------------------------------------------
Paul H. Schubert^6         Managing Director^5, Deutsche Asset Management (since July 2004); formerly, Executive
1/11/63                    Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds
Chief Financial Officer,   (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset
2004-present               Management (1994-1998)
--------------------------------------------------------------------------------------------------------------------



                                       39

--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the
Fund and Length of Time    Business Experience and Directorships
Served^1,^2                During the Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo^7         Managing Director^5, Deutsche Asset Management (since April 2004). Formerly, Director,
8/05/57                    Deutsche Asset Management (April 2000 to March 2004); Vice President and Department
Treasurer since 2002       Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                           Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
--------------------------------------------------------------------------------------------------------------------
John Millette^7            Director^5, Deutsche Asset Management
8/23/62
Secretary since 2003
--------------------------------------------------------------------------------------------------------------------
Lisa Hertz^6               Vice President, Deutsche Asset Management
8/21/70
Assistant Secretary,
2004-present
--------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch           Consultant.  Formerly, Managing Director, Deutsche Asset Management (2002-present);
3/27/54                    Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated
Assistant Secretary since  (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United
2003                       States Securities and Exchange Commission (1993-1998); Director, Deutsche Global Funds
                           Ltd. (2002-2004)
--------------------------------------------------------------------------------------------------------------------
Caroline Pearson^7         Managing Director^5, Deutsche Asset Management
4/01/62
Assistant Secretary,
since 2002
--------------------------------------------------------------------------------------------------------------------
Bruce A. Rosenblum         Director^5, Deutsche Asset Management
9/14/60
Vice President since 2003
and Assistant Secretary
since 2002
--------------------------------------------------------------------------------------------------------------------
Scott M. McHugh^7          Director^5, Deutsche Asset Management
9/13/71
Assistant Treasurer since
2005
--------------------------------------------------------------------------------------------------------------------
Salvatore Schiavone^7      Director^5, Deutsche Asset Management
11/03/65
Assistant Treasurer since
2003
--------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan          Director^5, Deutsche Asset Management
D'Eramo^7
1/25/57
Assistant Treasurer since
2003
--------------------------------------------------------------------------------------------------------------------
Philip Gallo^6
8/02/62                    Managing Director^5,  Deutsche Asset Management (2003 to present).  Formerly,  Co-Head of
Chief Compliance Officer   Goldman Sachs Asset Management Legal (1994-2003)
since 2004
--------------------------------------------------------------------------------------------------------------------

^1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

^2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Advisor Funds of which this fund is a series.

^3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 ("1934 Act").

^4 Mr. Shiebler is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler's business address is 345 Park Avenue, New York, New York 10154.

^5       Executive title, not a board directorship.

^6       Address: 345 Park Avenue, New York, New York 10154.

^7       Address: Two International Place, Boston, Massachusetts 02110.

Each Officer also holds similar positions for other investment companies for which DeAM or an affiliate serves as the advisor.

Officer's Role with Principal Underwriter:  Scudder Distributors, Inc.


Caroline Pearson:              Secretary


Trustee Ownership in the Funds^1

                                                                              Aggregate Dollar Range of
                                         Dollar Range of Beneficial           Ownership as of 12/31/04
                                                Ownership in                  in all Funds Overseen by
Trustee                                           the Funds                 Trustee in the Fund Complex^2
-------                                           ---------                 -----------------------------

Independent Trustees:

Richard R. Burt                                        None                             Over $100,000
S. Leland Dill                                         None                             Over $100,000
Martin J. Gruber                                       None                             Over $100,000
Joseph R. Hardiman                                     None                             Over $100,000
Richard J. Herring                                     None                             Over $100,000
Graham E. Jones                                        None                             Over $100,000
Rebecca W. Rimel                                       None                             Over $100,000
Philip Saunders, Jr.                                   None                             Over $100,000
William N. Searcy                                      None                             Over $100,000
William N. Shiebler                                    None                             Over $100,000

^1 The amount shown includes share equivalents of funds which the board member is deemed to be invested pursuant to the Funds' deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

^2 Securities beneficially owned as defined under the 1934 Act include direct and/or indirect ownership of securities where the Trustee's economic interest is tied to the securities, employment ownership and securities when the Trustee can exert voting power and when the Trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,000.

Ownership in Securities of the Advisor and Related Companies

As reported to the Funds, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2004. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Funds and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds (including Deutsche Bank AG).

                                   Owner and                                        Value of         Percent of
Independent                      Relationship                                   Securities on an     Class on an
Trustee                           to Trustee          Company    Title of Class  Aggregate Basis   Aggregate Basis
-------                           ----------          -------    --------------  ---------------   ---------------
Richard R. Burt                                        None
S. Leland Dill                                         None
Martin J. Gruber                                       None
Joseph R. Hardiman                                     None
Richard Herring                                        None
Graham E. Jones                                        None
Rebecca W. Rimel                                       None
Philip Saunders, Jr.                                   None
William N. Searcy                                      None

As of April 13, 2005, the Trustees and officers of the Trust owned, as a group, less than 1% percent of the outstanding shares of the Funds.

To each Fund's knowledge, as of April 13, 2005, no person owned of record or beneficially 5% or more of any class of a Fund's outstanding shares, except as noted below.

                                                                                                  Percentage of
Fund and Class                    Name and Address of Beneficial Owner          Number of Shares   Fund Shares
--------------                    ------------------------------------          ----------------   -----------

VIT EAFE Equity Index    HARTFORD LIFE INSURANCE CO
Class A                  SERIES IIIB
                         200 HOPMEADOW ST
                         WEATOGUE CT  06089-9793                                   1,059,252.785      5.99%

VIT EAFE Equity Index    GREAT WEST LIFE & ANNUITY INS CO
Class A                  8515 E ORCHARD RD # 2T2
                         GREENWOOD VLG CO  80111-5002                              1,080,609.258      6.11%

VIT EAFE Equity Index    GREATWEST LIFE & ANNUITY INS CO
Class A                  BENEFITS CORP EQUITIES
                         ATTN TODD SEXTON
                         8515 E ORCHARD RD
                         GREENWOOD VLG CO  80111-5002                              946,241.552        5.35%

VIT Equity 500 Index     LINCOLN BENEFIT LIFE
Class B                  VARIABLE ACCOUNT
                         ATTN ACCTNG FINANCIAL CONTROL TEAM
                         544 LAKEVIEW PKWY
                         VERNON HILLS IL 60061-1826                                295,952.146        7.07%

VIT Equity 500 Index     LINCOLN NATIONAL LIFE INSURANCE
Class A                  1300 S CLINTON ST
                         FORT WAYNE IN  46802-3518                                30,788,183.098      49.96%


                                       42


                                                                                                  Percentage of
Fund and Class                    Name and Address of Beneficial Owner          Number of Shares   Fund Shares
--------------                    ------------------------------------          ----------------   -----------

VIT Small Cap Index      LINCOLN NATIONAL LIFE INSURANCE                          13,399,553.996      43.45%
Class A                  1300 S CLINTON ST
                         FORT WAYNE IN  46802-3518

VIT EAFE Equity Index    LINCOLN NATIONAL LIFE INSURANCE                           2,661,938.378      15.06%
Class A                  1300 S CLINTON ST
                         FORT WAYNE IN  46802-3518

VIT Equity 500 Index     LINCOLN NATIONAL LIFE INSURANCE                           1,833,483.049      43.83%
Class B                  1300 S CLINTON ST
                         FORT WAYNE IN  46802-3518

VIT Small Cap Index      LINCOLN NATIONAL LIFE INSURANCE                           1,000,986.036      37.95%
Class B                  1300 S CLINTON ST
                         FORT WAYNE IN  46802-3518

VIT EAFE Equity Index    LINCOLN NATIONAL LIFE INSURANCE                           928,236.307        43.37%
Class B                  1300 S CLINTON ST
                         FORT WAYNE IN  46802-3518

VIT Equity 500 Index     LINCOLN NATIONAL LIFE INS                                 251,013.623        6.00%
Class B                  1300 S CLINTON ST
                         FORT WAYNE IN  46802-3518

VIT Equity 500 Index     LINCOLN NATIONAL LIFE                                    14,772,342.145      23.97%
Class A                  MF ACCOUNTING
                         1300 S CLINTON ST
                         FORT WAYNE IN  46802-3518

VIT EAFE Equity Index    TRAVELERS LIFE & ANNUITY COMPANY                          1,106,935.124      6.26%
Class A                  1 CITYPLACE
                         HARTFORD CT  06103

VIT Small Cap Index      TRAVELERS INSURANCE COMPANY                               3,215,894.679      10.43%
Class A                  ATTN SHAREHOLDER ACCOUNTING UNIT
                         PO BOX 990027
                         HARTFORD CT  06199-0027

VIT EAFE Equity Index    TRAVELERS INSURANCE COMPANY                               1,642,280.212      9.29%
Class A                  ATTN SHAREHOLDER ACCOUNTING UNIT
                         PO BOX 990027
                         HARTFORD CT  06199-0027

VIT Small Cap Index      SUN LIFE ASSURANCE CO OF CANADA US                        136,493.333        5.18%
Class B                  ATTN KELLEY BERNIER
                         1 SUN LIFE EXECUTIVE PARK
                         WELLESLEY HLS MA  02481-5699

VIT EAFE Equity Index    INTEGRITY LIFE INSURANCE CO                               1,563,645.847      8.85%
Class A                  515 W MARKET ST FL 8
                         LOUISVILLE KY  40202-3333


                                       43

                                                                                                  Percentage of
Fund and Class                    Name and Address of Beneficial Owner          Number of Shares   Fund Shares
--------------                    ------------------------------------          ----------------   -----------

VIT Equity 500 Index     INTEGRITY LIFE INSURANCE CO                               917,525.051        21.93%
Class B                  515 W MARKET ST FL 8
                         LOUISVILLE KY  40202-3333

VIT Small Cap Index      INTEGRITY LIFE INSURANCE CO                               298,145.353        11.30%
Class B                  515 W MARKET ST FL 8
                         LOUISVILLE KY  40202-3333

VIT EAFE Equity Index    INTEGRITY LIFE INSURANCE CO                               771,272.532        36.04%
Class B                  515 W MARKET ST FL 8
                         LOUISVILLE KY  40202-3333

VIT EAFE Equity Index    NATIONAL INTEGRETY LIFE INS CO                            935,888.008        5.29%
Class A                  515 W MARKET ST FL 8
                         LOUISVILLE KY  40202-3333

VIT Equity 500 Index     NATIONAL INTEGRETY LIFE INS CO                            857,808.270        20.51%
Class B                  515 W MARKET ST FL 8
                         LOUISVILLE KY  40202-3333

VIT EAFE Equity Index    NATIONAL INTEGRETY LIFE INS CO                            262,149.254        12.25%
Class B                  515 W MARKET ST FL 8
                         LOUISVILLE KY  40202-3333

VIT Small Cap Index      MASSMUTUAL LIFE INS CO                                    2,024,223.408      6.56%
Class A                  1295 STATE STREET
                         SPRINGFIELD MA  01111-0001

VIT Small Cap Index      CM LIFE INSURANCE CO                                      2,156,054.441      6.99%
Class A                  1295 STATE STREET
                         SPRINFIELD MA  01111

VIT EAFE Equity Index    PHOENIX HOME LIFE INS CO                                  923,241.769        5.22%
Class A                  101 MUNSON ST
                         GREENFIELD MA  01301-9684


VIT EAFE Equity Index    PHOENIX HOME LIFE VARIABLE                                1,178,902.424      6.67%
Class A                  INSURANCE CO
                         101 MUNSON ST
                         GREENFIELD MA  01301-9684

VIT Equity 500 Index     PHOENIX HOME LIFE INSURANCE CO                            3,539,651.920      5.74%
Class A                  ATTN BRIAN COOPER
                         10 KREY BLVD
                         RENSSELAER NY  12144-9681

VIT Small Cap Index      JEFFERSON PILOT FINANCIAL INS CO                          713,546.954        27.05%
Class B                  JPF SEPARATE ACCOUNT A
                         1 GRANITE PL MSC 1S03
                         CONCORD NH  03301-3258

Information Concerning Committees and Meetings of Trustees

The Board of Trustees of the Trust and the Portfolio Trust met nine times during the calendar year ended December 31, 2004 and each Trustee attended at least 75% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Board Committees. The Trust's Board of Trustees oversees a number of investment companies managed by the Advisor. Information shown below represents meetings held on behalf of all such funds. The common Board currently has the following committees:

Audit Committee. The Audit Committee, formerly known as the Audit and Compliance Committee, selects the independent registered public accounting firm for each Fund, confers with the independent registered public accounting firm regarding each Fund's financial statements, the results of audits and related matters, and performs such other tasks as it deems necessary or appropriate. The Audit Committee approves all significant services proposed to be performed by the independent registered public accounting firm and considers the possible effect of such services on their independence. The members of the Audit Committee are
S. Leland Dill (Chair) and all of the Independent Trustees. The Audit Committee met seven times during the calendar year ended December 31, 2004.

Nominating and Governance Committee. The primary responsibilities of the Nominating and Governance Committee, consisting of all the Independent Trustees, are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating and Governance Committee also evaluates and nominates Board member candidates.* Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Funds. The Nominating and Governance Committee, which meets as often as deemed appropriate by the Committee, met three times during the calendar year ended December 31, 2004.

Valuation Committee. The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of securities held by the Funds in accordance with the Funds' Valuation Procedures. Messrs. Herring, Gruber and Saunders (Chair) are members of the Committee with Messrs. Burt, Dill, Hardiman, Jones, Searcy and Ms. Rimel as alternates. Two Trustees are required to constitute a quorum for meetings of the Valuation Committee. The Valuation Committee met six times during the calendar year ended December 31, 2004 for each of the Funds with the exception of EAFE Equity Index Fund where the Valuation Committee met 22 times.

Additional Committees. The Board of Trustees has established a Fixed Income Committee and an Equity Committee. The members of the Fixed Income Committee are Messrs. Dill, Jones and Searcy (Chairperson) and Ms. Rimel. The members of the Equity Committee are Messrs. Burt, Gruber (Chairperson), Hardiman, Herring and Saunders. The Fixed Income and Equity Committees periodically review the investment performance of the Funds. The Fixed Income Committee met five times and the Equity Committee met five times during the calendar year ended December 31, 2004.

Marketing/Shareholder Service Committee: The Marketing/Shareholder Service Committee oversees (i) the quality, costs and types of shareholder services provided to the Funds and their shareholders, and (ii) the distribution-related services provided to the Funds and their shareholders. The members of the committee are Messrs. Herring (Chairperson) and Gruber. This committee was established in December 2004 and therefore held one meeting during the calendar year 2004.

Legal/Regulatory/Compliance Committee: The Legal/Regulatory/Compliance Committee oversees (i) the significant legal affairs of the Funds, including the handling of pending or threatened litigation or regulatory action involving the Funds, and (ii) general compliance matters relating to the Funds. The members of the Legal/Regulatory/Compliance Committee are Messrs. Burt and Hardiman and Ms. Rimel (Chairperson). This committee was established December 2004 and met one time in 2004.

Expense/Operations Committee: The Expense/Operations Committee (previously known as the Operations Committee) (i) monitors the Funds' total operating expense levels, (ii) oversees the provision of administrative services to the Funds, including the Funds' custody, fund accounting and insurance arrangements, and (iii) reviews the Funds' investment advisers' brokerage practices, including the implementation of related policies. The members of the Expense/Operations Committee are Messrs. Saunders and Searcy. This committee met five times in 2004.

Remuneration. Officers of the Funds receive no direct remuneration from the Funds. Officers and Trustees of the Funds who are officers or Trustees of Deutsche Asset Management or the Advisor may be considered to have received remuneration indirectly. Each Trustee who is not an "interested person" of the Funds receives compensation from the Funds for his or her services, which includes an annual retainer fee and an attendance fee for each Board meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board meetings). Additionally, each Independent Trustee receives a fee for each telephonic Audit Committee or Board meeting in which he or she participates. Each Independent Trustee also may receive a fee for certain special committee meetings attended. In addition, the Chair of the Audit Committee receives an annual fee for his services.

Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from the Funds, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Funds. The following table shows compensation received by each Trustee from the Trust and the Funds and aggregate compensation from the Fund Complex during the calendar year 2004.

                                                                                     Pension or           Total
                                                Compensation   Compensation from     Retirement     Compensation Paid
                            Compensation from   from VIT EAFE         VIT         Benefits Accrued   to Trustee from
                              VIT Equity 500    Equity Index       Small Cap      as Part of Fund   the Funds and the
Name of Trustee                 Index Fund          Fund           Index Fund         Expenses        Fund Complex^1
---------------                 ----------          ----           ----------         --------        --------------
Richard R. Burt                  $3,011            $952             $1,864               $0               $198,370
S. Leland Dill                   $2,642            $918             $1,812               $0               $155,500
Martin J. Gruber                 $2,494            $851             $1,578               $0               $136,000
Richard T. Hale                  $2,529            $856             $1,596               $0               $139,000
Joseph R. Hardiman^2             $2,550            $861             $1,609               $0               $138,000
Richard J. Herring^2             $2,529            $856             $1,596               $0               $137,000
Graham E. Jones                  $2,512            $853             $1,587               $0               $164,120
Rebecca W. Rimel^2               $3,030            $956             $1,875               $0               $138,000
Philip Saunders, Jr.^2           $2,529            $856             $1,596               $0               $149,500
William N. Searcy                $2,831            $899             $1,752               $0               $198,370

^1 During calendar year 2004, the total number of funds overseen by each Trustee was 55 funds, except for Mr. Burt who oversaw 58 funds..

^2 Of the amounts payable to Ms. Rimel and Messrs. Hardiman, Herring and Saunders, $144,897, $57,154, $56,554 and $126,888, respectively, was deferred pursuant to a deferred compensation plan.

^3 Aggregate compensation reflects amounts paid to the Trustees for special meetings of ad hoc committees of the New York Board in connection with the possible consolidation of the various Scudder Fund Boards and with respect to legal and regulatory matters. Such amounts totaled $31,120 for Mr. Burt, $3,000 for Mr. Dill, $3,000 for Mr. Gruber, $3,000 for Mr. Hardiman, $4,000 for Mr. Herring, $3,000 for Mr. Jones, $31,120 for Ms. Rimel, $4,000 for Mr. Saunders and $2,000 for Mr. Searcy. These meeting fees were borne by the Advisor.

^4 Mr. Burt also served on the Germany Fund's Board in 2004, for which he received the compensation indicated.

Certain funds in the Fund Complex, including these Funds, have adopted Retirement Plans for Trustees who are not employees of the Trust, the Trust's Administrator or their respective affiliates (each a "Retirement Plan"). After completion of six years of service, each participant in the Retirement Plan will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the participant in his or her last year of service. Upon retirement, each participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the participant in his or her last year of service. The fee will be paid quarterly, for life, by the fund for which he or she serves. The Retirement Plan is unfunded and unvested. Such fees are allocated to each of the 25 funds that have adopted the Retirement Plan based upon the relative net assets of such fund.

Set forth in the table below are the estimated annual benefits payable to a participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 2001 were as follows: for Ms. Rimel, 6 years; for Mr. Hardiman, 3 years; and for Mr. Burt, 2 years.

        Estimated Annual Benefits Payable By Fund Complex Upon Retirement

Years of Service         Chair Audit Committee        Other Participants
----------------         ---------------------        ------------------

6 years                         $4,900                      $3,900
7 years                         $9,800                      $7,800
8 years                         $14,700                    $11,700
9 years                         $19,600                    $15,600
10 years or more                $24,500                    $19,500

Effective February 12, 2001, the Board of Trustees of the Trust, as well as the Fund participating in the Retirement Plan, voted to amend the Plan as part of an overall review of the compensation paid to Trustees. The amendments provided that no further benefits would accrue to any current or future Trustees and included a onetime payment of benefits accrued under the Plan to Trustees, as calculated based on the following actuarial assumptions: (1) retirement benefits at the later of age 65 or 10 years of service based on a 10% per year of service vesting schedule; (2) a 6% interest rate; and (3) rounding all calculations to the next whole year as of January 31, 2001. At each Trustee's election, this one-time payment could be transferred into the Deferred Compensation Plan, described below.

Any Trustee who receives fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Burt, Hardiman, and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Trustees may select from among certain funds in the Scudder Family of funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

Agreement to Indemnify Independent Trustees for Certain Expenses. In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Funds, the Funds' investment advisor has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Funds against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Funds or the investment advisor ("Enforcement Actions") or that are the basis for private actions brought by shareholders of the Funds against the Funds, its trustees and officers, the Funds' investment advisor and/or certain other parties ("Private Litigation"), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private
Litigation. In recognition of its undertaking to indemnify the Funds and in light of the rebuttable presumption generally afforded to independent trustees of investment companies that they have not engaged in disabling conduct, the Funds' investment advisor has also agreed, subject to applicable law and regulation, to indemnify the Funds' Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. The investment advisor is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action with respect to which the Trust's Board determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Funds or its shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee's duties as a director or trustee of the Funds as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by the Funds' investment advisor will survive the termination of the investment management agreement between the investment advisor and the Funds.

Board Consideration of the Advisory Contract

The Investment Advisory Agreement is dated April 30, 2003, has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees or by a majority of the outstanding voting securities of each Fund, and in either event, by a majority of the Independent Trustees of the Board who have no direct or indirect financial interest in such agreements, with such Independent Trustees casting votes in person at a meeting called for such purpose. In approving the Fund's Investment Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, carefully considered (1) the nature, quality and costs (expense ratio) of services provided and to be provided to the Fund and, in that context, the performance of the Fund, including the Fund's performance relative to its benchmark and its peer group;
(2) the Advisor's  compensation and  profitability  for providing such services;
(3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Fund through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly, from certain securities lending, custody and brokerage relationships between the Fund and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from
(i) arrangements to sweep the Fund's excess cash at the end of the day into an affiliated money market fund and (ii) the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund. After requesting and reviewing such information as the Trustees deemed necessary, the Board concluded that the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. No one factor was identified by the Board as the principal factor in determining whether to approve the Investment Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Each Fund or the Advisor may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940
Act). The Investment Advisory Agreement permits DeAM, Inc. to delegate some or all of its duties to a non-affiliated sub-advisor.


On August 5, 2004, the Board approved a sub-advisory agreement between DeAM, Inc. and NTI (and recommended to shareholders that they approve the sub-advisory agreement on behalf of the Funds). In determining whether to approve the sub-advisory agreement for the Funds, the Board considered various factors and reviewed various materials furnished by DeAM, Inc. and NTI, including: (i) the prior investment performance of comparable accounts managed by NTI relative to broad-based indices and to comparably managed mutual funds, (ii) the investment approach of NTI, and (iii) the knowledge and experience of the investment professionals who would be responsible for the day-to-day management of the Funds. The Board also considered the following factors: the financial strength and resources of NTI; the favorable history, reputation, qualifications and background of NTI; DeAM, Inc.'s relationship with NTI; the proposed sub-advisory fees; and the proposed nature and quality of services to be provided by NTI. The Board also considered that DeAM, Inc. would be responsible for any payment of fees to NTI as sub-advisor and that the Funds would not have any responsibility for paying such fees. The Independent Trustees were advised by separate legal counsel throughout this process.


The sub-advisory agreement provides that the sub-advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the sub-advisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the sub-advisor in the performance of its duties or from reckless disregard by the sub-advisor of its obligations and duties under the sub-advisory agreement.

Code of Ethics

The Board of Trustees of the Funds has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Trust's Code of Ethics permits Fund personnel to invest in securities that may be purchased or held by the Funds for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Trust's Code of Ethics provides for trading "blackout periods" that prohibit trading by Fund personnel within periods when the Funds are trading in the same security. The Trust's Code of Ethics also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.


The Funds' Advisor and its affiliates have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act ("Consolidated Code"). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. Among other things, the Consolidated Code also provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.


Northern Trust Investments, N.A. has adopted a code of ethics (the "NTI Code of Ethics") under Rule 17j-1 of the 1940 Act. The NTI Code of Ethics permits personnel, subject to the Code of Ethics and its provisions, to invest in securities, including securities that may be purchased or held by a Fund.

Investment Advisor

Under the supervision of the Board of Trustees, Deutsche Asset Management, Inc., ("DeAM, Inc.") with offices at 280 Park Avenue, New York, NY 10017, acts as the Funds' Investment Advisor. The Advisor is an indirect wholly-owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.


DeAM, subject to the supervision and direction of the Board of Trustees of the Trust, manages the Funds in accordance with each Fund's investment objectives and stated policies. The Investment Advisory Agreement provides for each Fund to pay the Advisor a fee, accrued daily and paid monthly, equal on an annual basis to 0.20% of the average daily net assets of the Equity 500 Index Fund, 0.35% of the average daily net assets of the Small Cap Index Fund and 0.45% of the average daily net assets of the EAFE(R) Equity Index Fund. The Advisor has voluntarily undertaken to waive the fees and to reimburse the Funds for certain expenses so that total operating expenses of the Class A Shares of the Equity 500 Index Fund, Small Cap Index Fund and EAFE(R) Equity Index Fund will not exceed 0.30%, 0.45%, and 0.65%, respectively, and total operating expenses of the Class B Shares of the Equity 500 Index Fund, Small Cap Index Fund and EAFE(R) Equity Index Fund will not exceed 0.55%, 0.70%, and 0.90%, respectively. Effective May 1, 2002, the Advisor may recoup any of its waived investment advisory fees within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

For the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002, the Advisor earned 1,449,209, $990,440 and $833,823, respectively, as compensation for investment advisory services provided to the Equity 500 Index Fund. During the same periods, the Advisor reimbursed $97,667 $18,414 and $87,630, respectively, to the Fund to cover expenses.

For the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002, the Advisor earned $1,372,564, $720,674 and $546,060 for investment advisory services provided to the Small Cap Index Fund. During the same periods, the Advisor reimbursed $114,333, $350,904 and $252,303, respectively, to the Fund to cover expenses.

For the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002, the Advisor earned $638,611, $296,037 and $402,337, respectively, for investment advisory services provided to the EAFE(R) Equity Index Fund. During the same periods, the Advisor reimbursed $234,726, $293,740 and $240,640, respectively, to the Fund to cover expenses.


Investment Sub-Advisor


NTI, 50 South LaSalle Street, Chicago, IL 60675, serves as investment sub-advisor pursuant to the terms of a Sub-Advisory Agreement between it and the Funds' Advisor, DeAM, Inc. NTI manages the investment and reinvestment of the Funds' assets. NTI will provide such investment advice, research and assistance as DeAM, Inc. may, from time to time, reasonably request. NTI has served as sub-advisor for each Fund since April 25, 2003.

NTI is an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. As of
December  31,  2004,  NTI  had  approximately   $274  billion  of  assets  under
management.

The Northern Trust Company is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company.



DeAM, Inc. compensates NTI out of its advisory fee. Pursuant to the sub-advisory agreement with DeAM, Inc., NTI receives an annual fee, paid monthly in arrears, from DeAM, Inc. For Equity 500 Index Fund, DeAM, Inc. pays NTI 0.015% of the first $2 billion of the Fund's average daily net assets, 0.010% of the next $2 billion of such net assets and 0.005% of such net assets exceeding $4 billion. For EAFE(R) Equity Index Fund, DeAM, Inc. pays NTI 0.09% of the first $100 million of the Fund's average daily net assets, 0.0675% of the next $400 million of such net assets and 0.030% of such net assets exceeding $500 million. For Small Cap Index Fund, DeAM, Inc. pays NTI 0.08% of the first $100 million of the Fund's average daily net assets, 0.04% of the next $400 million of such net assets and 0.020% of such net assets exceeding $500 million.


For the fiscal year ended December 31, 2004, DeAM, Inc. paid $83,743 to NTI, as compensation for investment sub-advisory services provided to the Equity 500 Index Fund.

For the fiscal year ended December 31, 2004, DeAM, Inc. paid $187,838 to NTI, as compensation for investment sub-advisory services provided to the Small Cap Index Fund.

For the fiscal year ended December 31, 2004, DeAM, Inc. paid $103,869 to NTI, as compensation for investment sub-advisory services provided to the EAFE(R) Equity Index Fund.

Compensation of Portfolio Managers

As of December 31, 2004, the compensation for NTI's index portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. The annual incentive award is discretionary and is based on the overall financial performance of The Northern Trust Company, the overall performance of the investment management unit plus a qualitative evaluation of each portfolio manager's performance and contribution to his or her respective team. For the index portfolio managers, the variable incentive award is not based on performance of the Portfolios or the amount of assets held in the Funds. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by each of the Funds' Portfolio Managers, including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Funds' most recent fiscal year end.

Name of                                              Dollar Range of
Portfolio Manager                                   Fund Shares Owned
-----------------                                   -----------------

James B. Francis                                           $0
Steven Wetter                                              $0

Although the Portfolio Managers do not have an investment in these variable annuity Funds, the Portfolio Managers do hold shares in the retail mutual funds that have the same investment strategy as the Funds.

Conflicts of Interest

In addition to managing the assets of the Funds, each Fund's portfolio managers may have responsibility for managing other client accounts of NTI or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) including the Funds, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the accounts. This information is provided as of each Fund's most recent fiscal year end.

Other SEC Registered Investment Companies Managed:

                                                                         Number of Investment
                                                    Total Assets of        Company Accounts        Total Assets of
Name of Portfolio         Number of Registered   Registered Investment           with             Performance-Based
Manager                   Investment Companies         Companies         Performance-Based Fee      Fee Accounts
-------                   --------------------         ---------         ---------------------      ------------

James B. Francis*                 17                   $11,699,201                N/A                    N/A
Steven Wetter                      4                  $521,000,000                N/A                    N/A

Other Pooled Investment Vehicles Managed:

                                                                         Number of Investment
                                                    Total Assets of        Company Accounts        Total Assets of
Name of Portfolio         Number of Registered   Registered Investment           with             Performance-Based
Manager                   Investment Companies         Companies         Performance-Based Fee      Fee Accounts
-------                   --------------------         ---------         ---------------------      ------------

James B. Francis*                   35                 $80,874,615                N/A                    N/A
Steven Wetter                        3              $3,600,000,000                N/A                    N/A



                                       62

Other Accounts Managed:

                                                                         Number of Investment
                                                    Total Assets of        Company Accounts        Total Assets of
Name of Portfolio         Number of Registered   Registered Investment           with             Performance-Based
Manager                   Investment Companies         Companies         Performance-Based Fee      Fee Accounts
-------                   --------------------         ---------         ---------------------      ------------

James B. Francis*                  82                   $48,254,937               N/A                    N/A
Steven Wetter                      18               $30,000,000,000               N/A                    N/A

* James B. Francis joined NTI in February 2005. The information provided is as of February 28, 2005.

In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Funds. NTI has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other "access persons" to invest in securities that may be recommended or traded in the Funds and other client accounts.

Conflicts of Interest. NTI's portfolio managers are often responsible for managing portfolios of registered investment companies, as well as other accounts, including separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement with NTI. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible, due to varying investment restrictions among accounts or other reasons, that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts. NTI has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, NTI has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, NTI and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. NTI conducts periodic reviews of trades for consistency with these policies.

The Advisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interests. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Advisor's advisory clients. The Advisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Funds' Board.


Administrator


Effective January 3, 2005, the Board approved Investment Company Capital Corp. ("ICCC"), One South Street, Baltimore, MD 21202, to serve as the Administrator to the Funds replacing PFPC Inc. Under the administration agreement, the administrator is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Funds reasonably deem necessary for the proper administration of the Funds. The Administrator will generally assist in all aspects of the Funds' operations; supply and maintain office facilities (which may be in ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. ICCC has entered into a sub-accounting agreement with Scudder Fund Accounting Corp. ("SFAC"), a wholly owned subsidiary of Deutsche Bank. Under the agreement, SFAC performs accounting services and other related services to each Fund.

Pursuant to a sub-accounting agreement between SFAC and State Street Bank and Trust Company, SFAC has delegated certain accounting functions to State Street Corp. The costs and expenses of such delegation are borne by ICCC, not by the Funds.

Under the Administrative Agreement, each Fund pays ICCC an annual fee based on each Fund's average daily net assets.

The Administrative Agreement may be terminated at any time, on waivable written notice within 60 days and without any penalty, by vote of the Fund's Board of Trustees or by the Administrator.

PFPC Inc.  ("PFPC") served as  Administrator to the Funds until January 3, 2005.

As compensation for PFPC's services, PFPC received from the Trust a monthly administration fee.

For the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002 , Equity 500 Index Fund paid PFPC $218,176, $172,044 and $155,382, respectively, for administrative and other services provided to the Equity 500 Index Fund.

For the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002 Small Cap Index Fund paid PFPC $151,618, $114,181 and $103,203, respectively as compensation for administrative and other services provided to Small Cap Index Fund.

For the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002 EAFE(R) Equity Index Fund paid PFPC $101,514, $86,157 and $89,882, respectively, as compensation for administrative and other services provided to EAFE(R) Equity Index Fund.


Distributor


Effective January 3, 2005 the Board approved Scudder Distributors, Inc. ("SDI" or the "Distributor"), 222 South Riverside Plaza, Chicago, IL 60606, an affiliate of the Advisor, as the distributor for the Funds. SDI serves as the distributor for the Funds' shares to separate accounts of the Companies, for which it receives no separate fee from the Funds.

Until January 3, 2005, PFPC Distributors, Inc. (the "Distributor") served as the distributor of the Funds' shares to separate accounts of the Companies, for which it received no separate fee from the Funds.

Distribution Plan. The Trust has adopted a distribution plan on behalf of the Class B shares of the EAFE(R) Equity Index Fund, Equity 500 Index Fund and the Small Cap Index Fund (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Funds to pay the Distributor for remittance directly or indirectly to a participating dealer, shareholder servicing agent, life insurance company or other applicable party a fee in an amount not to exceed 0.25% of the average daily net assets of such Fund under a Fund Participation Agreement, Service Agreement, Sub-Distribution Agreement, or other similar agreement which provides for investment in Class B shares.

The Distributor is authorized, pursuant to the Plan, to pay for anything reasonably designed to enhance sales or retention of shareholders and for the provision of services to shareholders of the Trust, including but not limited to: purchase advertising for the Class B Shares, pay for promotional or sales literature and make payments to sales personnel affiliated with it for their efforts in connection with sales of Class B Shares.

The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan.

The Plan is subject to annual approval by the Trustees. The Plan is terminable at any time, without penalty, by a vote of a majority of the non-interested
Trustees or by vote of a majority of the outstanding shares of each of the Funds. The Plan may not be amended to increase materially the amount that may be spent for distribution by a Fund without the approval of a majority of the outstanding voting securities of that Fund. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Plan was adopted because of its anticipated benefit to the Funds. These anticipated benefits include increased promotion and distribution of the Funds' shares, an enhancement in the Funds' ability to maintain accounts and improve asset retention and increased stability of net assets for the Funds. For the fiscal year ended December 31, 2004, the Class B Shares of the Funds paid fees under the Plan according to the table below.

                                       12b-1 Fees (Class B Shares)            Shareholder Servicing Fees
                                       ---------------------------            --------------------------
Equity 500 Index Fund                           $81,725                                  $239,676
Small Cap Index Fund                            $62,284                                  $220,518
EAFE(R) Equity Index Fund                       $27,905                                  $168,389


Custodian and Transfer Agent

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the Funds. As custodian, it holds the Funds' assets.

PFPC serves as transfer agent of the Trust. Under its transfer agency agreement with the Trust, PFPC maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and causes to be distributed any dividends and distributions payable by the Funds.


State Street Bank and Trust Company and PFPC may be reimbursed by the Funds for out-of-pocket expenses.

Technically,  the  shareholders  of the Funds are the  Companies  that offer the
Funds as an investment option for certain variable annuity contracts and variable life insurance policies, and tax-qualified plans. Effectively, ownership of Funds shares is passed through to Contract holders. The holders of the shares of the Funds on the records of the Trust are the Companies and no information concerning the portfolio holdings of specific Contract holders is maintained by the Trust. The Companies place orders for the purchase and redemption of Fund shares with the Trust reflecting the investment premiums paid, surrender and transfer requests and other matters on a net basis; they maintain all records of the transactions and holdings of Fund shares and distributions thereon for individual Contract holders; and they prepare and mail to Contract holders confirmations and periodic account statements reflecting such transactions and holdings.

The Funds may compensate certain Companies for record keeping and other administrative services performed with regard to holdings of Class B shares as an expense of the Class B shares. These fees are included within the "Other Expenses" category in the fee table for the Funds in the Class B shares prospectus (see `How Much Investors Pay'). In addition, the Advisor may, from time to time, pay from its own resources certain Companies for record keeping and other administrative services related to Class A and B shares of the Funds held by such Companies on behalf of their Contract holders.


Expenses

In  addition  to the fees of the  Advisor,  the  Funds are  responsible  for the payment of all other expenses incurred in the operation of each Fund, which include, among other things, expenses for legal and independent auditors' services, charges of each Fund's custodian and transfer agent, SEC fees, a pro rata portion of the fees of the Trust's Independent Trustees and officers, accounting costs for reports sent to Contract owners, each Fund's pro rata portion of membership fees in trade organizations, a pro rata portion of the fidelity bond coverage for the Trust's officers, interest, brokerage and other trading costs, taxes, all expenses of computing each Fund's net asset value per share, expenses involved in registering and maintaining the registration of the Funds' shares with the SEC and qualifying each Fund for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. However, other typical Fund expenses, such as Contract owner servicing, distribution of reports to Contract owners and prospectus printing and postage, will be borne by the relevant Company.

Counsel

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, serves as counsel to the Trust and the Funds.


Independent Registered Public Accounting Firm

Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, acts as Independent Registered Public Accounting Firm of the Trust and each Fund. Ernst & Young LLP audits the financial statements of the Funds and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


                             PROXY VOTING GUIDELINES

The Funds have delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. The Funds have delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Fund's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Funds, and the interests of the Advisor and its affiliates, but PFPC is not an affiliate of the Advisor. The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Compensation Matters -- The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor's criteria.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the 1940 Act.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the Advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the Advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.


You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or by visiting our Web site at: www.scudder.com (type "proxy voting" in the search field).


                            ORGANIZATION OF THE TRUST

The Trust was organized on January 18, 1996, under the laws of the Commonwealth of Massachusetts. Effective April 30, 2000, the Trust's name changed from BT Insurance Funds Trust to Deutsche Asset Management VIT Funds. Effective May 19, 2003, the Trust's name changed to Scudder Investments VIT Funds. The Funds are separate series of the Trust. The Trust offers shares of beneficial interest of the Funds and the Trust's other series, par value $0.001 per share. The shares of the series of the Trust are offered through separate Prospectuses. No series of shares has any preference over any other series. All shares, when issued, will be fully paid and nonassessable. The Trust's Board of Trustees has the authority to create additional series without obtaining shareholder approval. The EAFE(R) Equity Index Fund, Equity 500 Index Fund and the Small Cap Index Fund each offer two classes of shares: Class A and Class B.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligation.


Through their separate accounts, the Companies are the Funds' sole stockholders of record. Under the 1940 Act, a Company owning 25% or more of the outstanding securities of a Fund could be deemed to control the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contract owners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contract owners' interests in the Funds in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.


Each share of the Funds is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the Trustees.

The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval.

Each Fund is available only to owners of variable annuity or variable life insurance policies issued by the Companies through their respective separate accounts and may also be sold to certain tax qualified plans. Each Fund does not currently foresee any disadvantages to Contract owners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contract owners. If a material irreconcilable conflict should arise, one or more separate accounts, could withdraw their investment in a Fund. This could possibly force a Fund to sell portfolio securities at disadvantageous prices. Each Company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, in such event ongoing expenses that are ultimately borne by Contract owners would likely increase due to the loss of economies of scale benefits that can be provided to mutual funds with substantial assets.

                                      TAXES


The following is intended to be a general summary of certain federal income tax consequences of investing in the Funds. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors, some of which may be subject to special tax rules. Current and prospective investors are urged to consult their own tax advisor with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possible with retroactive effect.


Taxation of the Funds

Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and has qualified as such since its inception. Each Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, a Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income:


(a) Each Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a "qualified publicly traded partnership" (i.e., a partnership that is traded on an established security market or tradable on a secondary market, other than a partnership that derives 90 percent of its income from interest, dividends, capital gains, and other traditional permitted mutual fund income).

(b) Each Fund must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer of such other securities to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.


 (c) Each Fund is required to distribute to its shareholders at least 90% of its taxable and tax-exempt net investment income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but that are not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. Although each Fund's distribution policies should enable it to avoid excise tax liability, a Fund may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of such Fund.

Foreign Taxation. Foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities may occur. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of the value of a Fund's total assets consists of securities issued by foreign corporations, the Fund will be eligible to elect to pass through to shareholders their proportionate share of any foreign taxes paid. The result of such an election would be that shareholders would include in income the amount of such taxes paid, and may be entitled to take credits or deductions for such foreign taxes.

Passive Foreign  Investment  Companies.  Equity investments by a Fund in certain
"passive foreign investment companies" ("PFICs") could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, such Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a "qualified electing fund" (a "QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

Tax Effects of Certain Transactions. A Fund's use of options, futures contracts, forward contracts (to the extent permitted) and certain other investment strategies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income, defer losses, cause adjustments in the holding periods of portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

A Fund's investment in zero coupon bonds and other debt obligations having original issue discount may cause the Fund to recognize taxable income in excess of any cash received from the investment.

Each Fund's investments in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by such Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Each Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.


Variable Contract Diversification Requirements. The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferred benefits provided by the variable contracts that are offered in connection with such separate accounts. The Advisor intends to diversify the Funds' investments in accordance with those requirements. Accordingly, each Fund will be required to diversify its investments so that on the last day of each calendar quarter or within 30 days of such last day no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, obligations of the US Treasury and each US Government agency or instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner were considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Funds will be able to operate as described currently in the Prospectus or that the Funds will not have to change their investment policies or goals.


Distributions

Each Fund distributes substantially all of its net investment income and net recognized long-term and short-term capital gains to shareholders each year. Each Fund distributes income dividends annually. In addition, each Fund may make additional capital gains distributions at other times, if required, to remain in compliance with the applicable tax provisions. All dividends and distributions will be automatically reinvested in additional shares of the Fund that paid the dividend or distribution. The prospectus for a Company's variable annuity or variable life insurance policies describe the frequency of distributions to Contract owners and the federal income tax treatment of distributions from such contracts to Contract owners.

Other Taxation

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or corporate excise tax in the Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code.


The foregoing is only a summary of certain material US federal income tax consequences affecting the Funds. Current and prospective investors are advised to consult their own tax advisor with respect to the particular tax consequences to them of an investment in the Funds.


                              FINANCIAL STATEMENTS


The audited financial statements for the Funds for the year ended December 31, 2004 are incorporated herein by reference to the Funds' Annual Reports dated December 31, 2004. A copy of a Fund's Annual Report may be obtained without charge by contacting the Customer Service Center at the telephone number shown in the contract Prospectus.

                                    APPENDIX

BOND AND COMMERCIAL PAPER RATINGS

Set forth below are descriptions of ratings which represent opinions as to the quality of long-term securities. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality

Description of Moody's Corporate Bond Ratings:

Aaa -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C -- Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Caa in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Corporate Bond Ratings:

AAA -- Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB -- Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -- Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C -The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) or MINUS (-) -- The ratings from "AA" through "CC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Investment Advisor of each Fund
                         DEUTSCHE ASSET MANAGEMENT, INC.

                       Investment Sub-Advisor of each Fund
                        NORTHERN TRUST INVESTMENTS, N.A.


                                  Administrator
                        INVESTMENT COMPANY CAPITAL CORP.

                                   Distributor
                           SCUDDER DISTRIBUTORS, INC.

                                    Custodian
                       STATE STREET BANK AND TRUST COMPANY

                                 Transfer Agent
                       SCUDDER INVESTMENTS SERVICE COMPANY


                  Independent Registered Public Accounting Firm
                                ERNST & YOUNG LLP


                                     Counsel
                          WILLKIE FARR & GALLAGHER LLP


                              --------------------

         No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectuses nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
                              --------------------

                            PART C. OTHER INFORMATION

Item 23.      Exhibits

                                    Description
                                    -----------

                  a(1)              Declaration  of Trust  is  hereby  incorporated  by  reference  to the initial Registration  Statement filed with the Securities and Exchange
                                    Commission on January 26, 1996.

                  a(2)              Amendment  No. 1 to the  Declaration  of Trust dated July 16, 1996, is incorporated by reference to Exhibit a(2) to Post-Effective  Amendment
                                    No. 9 filed with the Securities  and Exchange  Commission on April 25,
                                    2000.

                  a(3)              Amendment No. 2 to the  Declaration of Trust dated  September 9, 1996, is  incorporated  by  reference  to  Exhibit  a(3)  to  Post-Effective
                                    Amendment No. 9 filed with the Securities  and Exchange  Commission on
                                    April 25, 2000.

                  a(4)              Amendment  No. 3 to the  Declaration  of Trust dated June 12, 1997, is incorporated by reference to Exhibit a(4) to Post-Effective  Amendment
                                    No. 9 filed with the Securities  and Exchange  Commission on April 25,
                                    2000.

                  a(5)              Certificate of Amendment to the  Declaration of Trust dated  September
                                    9,  1999,   is   incorporated   by   reference   to  Exhibit  a(5)  to
                                    Post-Effective  Amendment No. 9 filed with the Securities and Exchange
                                    Commission on April 25, 2000.

                  a(6)              Certificate  of  Amendment  to the  Declaration  of Trust dated May 1,
                                    2000, is incorporated  by reference to Exhibit a(6) to  Post-Effective
                                    Amendment No. 11 filed with the Securities and Exchange  Commission on
                                    April 25, 2001.

                  a(7)              Certificate  of Amendment to the  Declaration of Trust dated April 25,
                                    2001, is incorporated  by reference to Exhibit a(7) to  Post-Effective
                                    Amendment No. 11 filed with the Securities and Exchange  Commission on
                                    April 25, 2001.

                  a(8)              Certificate  of Amendment to the  Declaration  of Trust dated December
                                    17,   2002,   is   incorporated   by  reference  to  Exhibit  a(8)  to
                                    Post-Effective   Amendment  No.  20  filed  with  the  Securities  and
                                    Exchange Commission on May 1, 2003.

                  a(9)              Certificate  of  Amendment  to the  Declaration  of Trust dated May 1,
                                    2003, is incorporated  by reference to Exhibit a(9) to  Post-Effective
                                    Amendment No. 21 filed with the Securities and Exchange  Commission on
                                    May 1, 2004.

                  a(10)             Certificate of Amendment to the Declaration of Trust dated May 16, 2003, is incorporated by reference to Exhibit a(10) to Post-Effective

                                       2

                                    Amendment No. 21 filed with the Securities and Exchange Commission on May 1,
                                    2004.

                  a(11)             Certificate  of Amendment to the  Declaration  of Trust dated December
                                    19,  2003,   is   incorporated   by  reference  to  Exhibit  a(11)  to
                                    Post-Effective   Amendment  No.  21  filed  with  the  Securities  and
                                    Exchange Commission on May 1, 2004.

                  b(1)              The  Registrant's  By-Laws are  incorporated by reference to Amendment
                                    No. 1 filed with the Securities  and Exchange  Commission on September
                                    18, 1996.

                  b(2)              Amendment  to  the  Registrant's  By-Laws,  dated  July  27,  1999,  is incorporated by reference to Exhibit b(2) to  Post-Effective  Amendment
                                    No. 20 filed with the  Securities  and  Exchange  Commission  on May 1,
                                    2003.

                  b(3)              Amendment to the  Registrant's  By-Laws,  dated  December 18, 2002,  is incorporated by reference to Exhibit b(3) to  Post-Effective  Amendment
                                    No. 20 filed with the  Securities  and  Exchange  Commission  on May 1,
                                    2003.

                  b(4)              Amendment  to the  Registrant's  By-Laws,  dated  August 6, 2004  filed herewith.

                  c                 Not Applicable.

                  d(1)              Investment  Management  Agreement,   dated  April  30,  2001,  between
                                    Deutsche  Asset  Management  VIT Funds  Trust,  on behalf of Small Cap
                                    Index Fund,  Equity 500 Index Fund, EAFE(R) Equity Index Fund, U.S. Bond
                                    Index  Fund,  Small  Cap  Fund,   International  Equity  Fund,  Global
                                    Financial Services Fund, Global Technology Fund, Global  Biotechnology
                                    Fund,  International  Select  Equity Fund,  and NASDAQ 100 Index Fund,
                                    and Deutsche Asset  Management,  Inc., is incorporated by reference to
                                    Exhibit  d(2) to  Post-Effective  Amendment  No.  14  filed  with  the
                                    Securities and Exchange Commission on August 10, 2001.

                  d(2)              Investment  Management   Agreement,   dated  July  30,  2002,  between
                                    Deutsche  Asset  Management  VIT  Funds,  on behalf of Small Cap Index
                                    Fund,  Equity 500 Index Fund,  EAFE(R)  Equity  Index Fund and  Deutsche
                                    Asset  Management,  Inc., is incorporated by reference to Exhibit d(4)
                                    to  Post-Effective  Amendment  No. 19 filed  with the  Securities  and
                                    Exchange Commission on April 30, 2003.

                  d(3)              Investment  Management  Agreement,   dated  April  30,  2003,  between
                                    Deutsche  Asset  Management  VIT  Funds,  on behalf of Small Cap Index
                                    Fund,  Equity 500 Index Fund, EAFE(R) Equity Index Fund and Scudder Real
                                    Estate Securities Portfolio,  and Deutsche Asset Management,  Inc., is
                                    incorporated by reference


                                       3

                                    to Exhibit d(5) to Post-Effective  Amendment No. 20 filed with the Securities and Exchange Commission on May 1, 2003.

                  d(4)              Investment  Sub-Advisory  Agreement  on  behalf  of the  Scudder  Real
                                    Estate  Securities  Portfolio  between  Deutsche Asset Management Inc.
                                    and RREEF  America  L.L.C.,  is  incorporated  by reference to Exhibit
                                    d(4) to Post-Effective  Amendment No. 21 filed with the Securities and
                                    Exchange Commission on May 1, 2004.


                  d(5)              Investment Sub-Advisory Agreement,  dated April 30, 2003, on behalf of the Small Cap Index Fund,  Equity 500 Index Fund,  EAFE(R)  Equity Index
                                    Fund,  U.S.  Bond  Index  Fund,  and  NASDAQ  100 Index  Fund  between
                                    Deutsche Asset Management Inc. and Northern Trust  Investments,  Inc.,
                                    is  incorporated  by  reference  to  Exhibit  d(7)  to  Post-Effective
                                    Amendment No. 19 filed with the Securities and Exchange  Commission on
                                    April 30, 2003.

                  e(1)              Distribution  Agreement,  dated  December 31, 2000,  between  Deutsche
                                    Asset  Management  VIT Funds Trust (each  series  except  Scudder Real
                                    Estate  Securities   Portfolio)  and  PFPC   Distributors,   Inc.,  is
                                    incorporated by reference to Exhibit e(1) to Post-Effective  Amendment
                                    No. 10 filed with the Securities and Exchange  Commission on April 12,
                                    2001.

                  e(2)              Distribution  Agreement,  dated May 1, 2003,  between  Deutsche  Asset
                                    Management  VIT Funds on behalf of the Scudder Real Estate  Securities
                                    Portfolio  and  Scudder   Distributors,   Inc.,  is   incorporated  by
                                    reference to Exhibit  e(2) to  Post-Effective  Amendment  No. 20 filed with the Securities and Exchange Commission on May 1, 2003.

                  e(3)              Amendment  to  Distribution  Agreement,  dated  May 1,  2003,  between
                                    Scudder  Investments  VIT Funds and Scudder  Distributors,  Inc. filed herewith.

                  f                 Not Applicable.

                  g(1)              The Custodian  Agreement  dated April 11, 2003 between  Registrant and
                                    State Street Bank and Trust Company,  is  incorporated by reference to
                                    Exhibit  g(1) to  Post-Effective  Amendment  No.  20  filed  with  the
                                    Securities and Exchange Commission on May 1, 2003.

                  h(1)              The Transfer Agency and Services  Agreement,  dated December 10, 1998, between  Registrant (each series except Scudder Real Estate Securities
                                    Portfolio) and First Data Investor  Services Group, Inc. (now known as
                                    PFPC Inc.), is incorporated by reference to  Post-Effective  Amendment
                                    No. 7 filed with the  Securities  and Exchange  Commission on March 1,
                                    1999.

                                       4

                  h(2)              The  Administration  Agreement,   dated  December  10,  1998,  between
                                    Registrant   (each  series  except  Scudder  Real  Estate   Securities
                                    Portfolio) and First Data Investor  Services Group, Inc. (now known as
                                    PFPC Inc.), is incorporated by reference to  Post-Effective  Amendment
                                    No. 7 filed with the  Securities  and Exchange  Commission on March 1,
                                    1999.

                  h(3)              Amendment to the  Administration  Agreement,  dated September 9, 1999, is  incorporated  by  reference  to  Exhibit  h(3)  to  Post-Effective
                                    Amendment No. 9 filed with the Securities  and Exchange  Commission on
                                    April 25, 2000.

                  h(4)              Amendment to the Transfer  Agency  Services  Agreement,  dated October
                                    11,   2000,   is   incorporated   by  reference  to  Exhibit  h(4)  to
                                    Post-Effective   Amendment  No.  10  filed  with  the  Securities  and
                                    Exchange Commission on April 12, 2001.

                  h(5)              Amendment to the  Administration  Agreement,  dated March 1, 2001,  is incorporated by reference to Exhibit h(5) to Post-Effective  Amendment
                                    No. 11 filed with the Securities and Exchange  Commission on April 25,
                                    2001.

                  h(6)              Form of Fund Participation  Agreement, is incorporated by reference to
                                    Exhibit  h(6) to  Post-Effective  Amendment  No.  14  filed  with  the
                                    Securities and Exchange Commission on August 10, 2001.

                  h(7)              The Transfer  Agency  Agreement,  dated  December  16,  2002,  between
                                    Registrant,  on behalf of Scudder  Real Estate  Securities  Portfolio, and Scudder  Investments Service Company, is incorporated by reference to  Exhibit  h(8) to  Post-Effective  Amendment  No. 20 filed with the
                                    Securities and Exchange Commission on May 1, 2003.

                  h(8)              Administration  Agreement,  dated May 1, 2003 between  Registrant,  on behalf of Scudder Real Estate  Securities  Portfolio,  and  Investment
                                    Company Capital  Corporation,  is incorporated by reference to Exhibit
                                    h(8) to Post-Effective  Amendment No. 21 filed with the Securities and
                                    Exchange Commission on May 1, 2004.

                  h(9)              Fund  Accounting  Agreement,  dated June 3, 2002,  between  Investment
                                    Company Capital  Corporation and Scudder Fund Accounting  Corporation,
                                    is  incorporated  by  reference  to  Exhibit  h(10) to  Post-Effective
                                    Amendment No. 20 filed with the Securities and Exchange  Commission on
                                    May 1, 2003.

                  h(10)             Sub-Administration  and Sub-Fund Accounting Agreement,  dated April 1,
                                    2003,  between  Investment Capital  Corporation,  Deutsche  Investment
                                    Management Americas,  Inc., Scudder Fund Accounting  Corporation,  and
                                    State Street Bank and Trust

                                       5


                                    Company,  is  incorporated  by reference  to Exhibit  h(10) to
                                    Post-Effective  Amendment No. 21 filed with the Securities and
                                    Exchange Commission on May 1, 2004.

                  h(11)             Agency Agreement,  dated January 15, 2003, between Scudder Investments
                                    Service  Company and DST Systems,  Inc., is  incorporated by reference to Exhibit  h(11) to  Post-Effective  Amendment  No. 21 filed with the
                                    Securities and Exchange Commission on May 1, 2004.

                  h(12)             Expense Limitation  Agreement,  dated May 1, 2003, between Registrant,
                                    Deutsche  Asset  Management,  Inc.,  and  Investment  Company  Capital
                                    Corporation,   is  incorporated  by  reference  to  Exhibit  h(13)  to
                                    Post-Effective   Amendment  No.  20  filed  with  the  Securities  and
                                    Exchange Commission on May 1, 2003.

                  h(13)             Expense  Limitation  Agreement,  dated April 30, 2003, between Scudder
                                    Investments VIT Funds (f/k/a Deutsche Asset Management VIT Funds),  is
                                    incorporated   by  reference  to  Exhibit   h(13)  to   Post-Effective
                                    Amendment No. 21 filed with the Securities and Exchange  Commission on
                                    May 1, 2004.

                  h(14)             Form of Amendment to the Participation  Agreement,  is incorporated by reference to Exhibit  h(14) to  Post-Effective  Amendment No. 20 filed with the Securities and Exchange Commission on May 1, 2003.

                  h(15)             Letters  of   Indemnity   to  the   Scudder   Funds  and   Independent
                                    Directors/Trustees dated October 8, 2004 filed herewith.

                  h(16)             Form of Administration  Agreement,  between  Registrant,  on behalf of
                                    Scudder  VIT Small Cap Index  Fund,  Scudder VIT Equity 500 Index Fund
                                    and  Scudder  VIT EAFE(R)  Equity  Index Fund,  and  Investment  Company
                                    Capital Corporation filed herewith.

                  h(17)             Amendment to the Transfer  Agency Services  Agreement,  dated December
                                    16, 2002 filed herewith.

                  h(18)             Amendment to the Fund Accounting  Agreement,  dated June 3, 2002 filed herewith.

                  i                 Legal Opinion of Willkie Farr & Gallagher LLP, is incorporated by reference to Exhibit i to Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on May 1, 2004.

                  j(1)              Consent of Independent Auditors filed herewith.

                  j(2)              Power of Attorney is incorporated by reference to Exhibit j(3) to
                                    Post-Effective Amendment No. 20 filed with the Securities and
                                    Exchange Commission on May 1, 2003.

                                       6

                  k                 Not Applicable.

                  l(1)              The  form  of  Purchase  Agreement  relating  to  Initial  Capital  is
                                    incorporated   by  reference  to  Amendment   No.  1  filed  with  the
                                    Securities and Exchange Commission on September 18, 1996.

                  l(2)              The  form of  Purchase  Agreement  relating  to  Small  Cap  Fund  and
                                    International   Equity   Fund,   is   incorporated   by  reference  to
                                    Pre-Effective  Amendment No. 1 filed with the  Securities and Exchange
                                    Commission on September 20, 1996.

                  l(3)              The form of  Purchase  Agreement  relating  to Small Cap  Index  Fund,
                                    EAFE(R)  Equity  Index Fund and Equity 500 Index Fund,  is  incorporated by  reference  to  Post-Effective  Amendment  No.  1  filed  with  the
                                    Securities and Exchange Commission on November 22, 1996.

                  m                 Rule  12b-1   Plan.   Distribution   Plan  for  Class  B  Shares,   is
                                    incorporated  by  reference to Exhibit m to  Post-Effective  Amendment
                                    No. 20 filed with the  Securities  and Exchange  Commission  on May 1,
                                    2003.

                  n                 Rule 18f-3  Multiple  Class Plan,  is  incorporated  by  reference  to
                                    Exhibit  n  to   Post-Effective   Amendment  No.  20  filed  with  the
                                    Securities and Exchange Commission on May 1, 2003.

                  o                 Not Applicable.

                  p(1)              Code of Ethics of Trust,  is incorporated by reference to Exhibit o(1)
                                    to  Post-Effective  Amendment  No.  9 filed  with the  Securities  and
                                    Exchange Commission on April 25, 2000.

                  p(2)              Code  of  Ethics  of  Deutsche   Asset   Management,   Inc.,   Scudder
                                    Distributors,  Inc. and RREEF  America  L.L.C.  dated  January 1, 2005 filed herewith.

                  p(3)              Code of Ethics of Northern Trust  Investments,  Inc., is  incorporated by reference to Exhibit p(4) to Post-Effective  Amendment No. 19 filed with the Securities and Exchange Commission on April 30, 2003.


Item 24.      Persons Controlled by or Under Common Control with Registrant
              -------------------------------------------------------------

              Not Applicable.

Item 25.      Indemnification
              ---------------

              Reference is made to Articles IV and V of Registrant's Declaration of Trust filed with Securities and Exchange Commission on January 26, 1996.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

              Deutsche Asset Management, Inc. and Investment Company Capital Corp. (hereafter, "DeAM"), the investment advisor, have agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DeAM has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeAM and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DeAM and the Registrant, then DeAM shall pay the entire amount of such loss, damage, liability or expense.

              In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DeAM has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, "Covered Matters"), including without limitation:

1. all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

2. all  liabilities  and  reasonable  legal and other  expenses  incurred by any
Independent   Trustee  in  connection  with  any  judgment  resulting  from,  or settlement of, any such proceeding, action or matter;

3. any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DeAM (or by a representative of DeAM acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeAM, any of its corporate affiliates, or any of their directors, officers or employees;

4. any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeAM or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DeAM will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DeAM and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

5. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeAM prevails on the merits of any such dispute in a final, nonappealable court order.

DeAM is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeAM has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DeAM.


Item 26.      Business and Other Connections of Investment Adviser
              ----------------------------------------------------

                All of the information required by this item is set forth in the Form ADV, as amended, of Deutsche Asset Management, Inc. (File No. 801-27291). The following sections of each such Form ADV are incorporated herein by reference:

                (a)    Items 1 and 2 of Part II

                (b)    Section 6, Business Background, of each Schedule D.

                All of the information required by this item is set forth in the Form ADV, as amended, of Northern Trust Investments, Inc. (File No. 801- 33358). The following sections of each such Form ADV are incorporated herein by reference:

                (a)    Items 1 and 2 of Part II
                (b)    Section 6, Business Background, of each Schedule D.

                All of the information required by this item is set forth in the Form ADV, as amended, of RREEF America L.L.C (File No. 801-55209). The following sections of each such Form ADV are incorporated herein by reference:

                (a)    Items 1 and 2 of Part II
                (b)    Section 6, Business Background, of each Schedule D.

Item 27.      Principal Underwriters
              ----------------------

(a)
                Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies for other funds managed by Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc. and Investment Company Capital Corp.

(b) Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                          (1)                                   (2)                               (3)
           Scudder Distributors, Inc.
           Name and Principal                 Positions and Offices with              Positions and
           Business Address                   Scudder Distributors, Inc.              Offices with Registrant
           ----------------                   --------------------------              -----------------------

         Vincent J. Esposito                Chief Executive Officer, Chairman and    None
         60 Wall Street                     Director
         New York, NY 10005

         Michael L. Gallagher               President and Director                   None
         222 South Riverside Plaza
         Chicago, IL  60606

         Ralph Mattone                      Chief Financial Officer and Treasurer    None
         60 Wall Street
         New York, NY  10005

         Michael Volo                       Chief Operating Officer and Vice         None
         1325 Avenue of the Americas        President
         New York, NY  10019

                                       10

                          (1)                                   (2)                               (3)
           Scudder Distributors, Inc.
           Name and Principal                 Positions and Offices with              Positions and
           Business Address                   Scudder Distributors, Inc.              Offices with Registrant
           ----------------                   --------------------------              -----------------------

         Caroline Pearson                   Secretary                                Assistant Secretary
         Two International Place
         Boston, MA  02110-4103

         Donna M. White                     Chief Compliance Officer                 None
         1251 Avenue of the Americas
         New York, NY 10020

         David Edlin                        Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Robert Froelich                    Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         M. Patrick Donovan                 Vice President & Anti-Money Laundering   None
         Two International Place            Compliance Officer
         Boston, MA  02110-4103

         Thomas Winnick                     Vice President                           None
         1325 Avenue of the Americas
         New York, NY  10019

         Philip J. Collora                  Assistant Secretary                      None
         222 South Riverside Plaza
         Chicago, IL  60606

                  (c)      Not applicable



Item 28.      Location of Accounts and Records
              --------------------------------


              All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:


              (1)          Deutsche Asset Management Inc.
                           280 Park Avenue
                           New York, NY 10017

              (2)          Investment Company Capital Corporation
                           One South Street
                           Baltimore, MD 21202

              (3)          Scudder Investments Service Company
                           222 South Riverside Plaza
                           Chicago, IL 60606

              (4)          Scudder Distributors, Inc.
                           222 South Riverside Plaza
                           Chicago, IL 60606

              (5)          Scudder Fund Accounting Corporation
                           Two International Place
                           Boston, MA  02110

              (6)          State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, MA 02110

              (7)          DST Systems, Inc.
                           811 Main Street
                           Kansas City, MO 64105

              (8)          RREEF America L.L.C.
                           875 North Michigan Avenue
                           Suite 4100
                           Chicago, IL 60611

              (9)          Northern Trust Investments, Inc.
                           50 LaSalle Street
                           Chicago, IL 60675

Item 29.      Management Services
              -------------------

              Not Applicable.

Item 30.      Undertakings
              ------------

              Not Applicable

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on this 22nd day of April, 2005.

                                              Scudder Investments VIT Funds

                                                    By: /s/ Julian Sluyters
                                                        -------------------
                                                        Julian Sluyters
                                                        Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933 this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

         Signatures                            Title                                Date
         ----------                            -----                                ----

/s/ Julian Sluyters                    Trustee, Chairman and                  April 22, 2005
-------------------                    Chief Executive Officer
Julian Sluyters

/s/ Paul Schubert                      Chief Financial Officer                April 22, 2005
-----------------
Paul Schubert

/s/ Richard R. Burt                    Trustee                                April 22, 2005
-----------------------
Richard R. Burt*

/s/ S. Leland Dill                     Trustee                                April 22, 2004
----------------------
S. Leland Dill*

/s/ Martin J. Gruber                   Trustee                                April 22, 2005
------------------------
Martin J. Gruber*

/s/ Joseph R. Hardiman                 Trustee                                April 22, 2005
--------------------------
Joseph R. Hardiman*

/s/ Richard J. Herring                 Trustee                                April 22, 2005
--------------------------
Richard J. Herring*

/s/ Graham E. Jones                    Trustee                                April 22, 2005
-----------------------
Graham E. Jones*

/s/ Rebecca W. Rimel                   Trustee                                April 22, 2005
------------------------
Rebecca W. Rimel*

/s/ Philip Saunders, Jr.               Trustee                                April 22, 2005
----------------------------
Philip Saunders, Jr.*

/s/ William N. Searcy                  Trustee                                April 22, 2005
------------------------
William N. Searcy*

s/ William N. Shiebler                 Trustee                                April 22, 2005
-------------------------
William N. Shiebler*

* By:      /s/ Caroline Pearson
           --------------------
           Caroline Pearson**
           Assistant Secretary


** Attorney-in-fact pursuant to the powers of attorney as filed herein.

                                INDEX TO EXHIBITS

Exhibit Number             Exhibit
--------------             -------

         b(4)              Amendment to By-Laws.

         e(3)              Amendment to Distribution Agreement.

         h(15)             Letters of Indemnity to the Scudder Funds and Independent Trustees.

         h(16)             Form of Administration Agreement.

         h(17)             Amendment to the Transfer Agency Services Agreement.

         h(18)             Amendment to the Fund Accounting Agreement.

         j(1)              Consent of Independent Auditors.

         p(2)              Code of Ethics of Deutsche Asset Management, Inc., Scudder Distributors, Inc.
                           and RREEF America L.L.C.